UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2019—June 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2019 Vanguard Institutional Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2018	6/30/2019	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,185.38	$0.19
Institutional Plus Shares	1,000.00	1,185.41	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.62	$0.18
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Institutional Index Fund

Sector Diversification

As of June 30, 2019

Communication Services	10.2%
Consumer Discretionary	10.2
Consumer Staples	7.3
Energy	5.0
Financials	13.1
Health Care	14.2
Industrials	9.3
Information Technology	21.5
Materials	2.8
Real Estate	3.1
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Communication Services (10.2%)
*	Facebook Inc. Class A	22,432,647	4,329,501
*	Alphabet Inc. Class C	2,861,711	3,093,252
*	Alphabet Inc. Class A	2,795,676	3,027,158
	AT&T Inc.	68,141,674	2,283,427
	Walt Disney Co.	16,299,753	2,276,098
	Verizon Communications Inc.	38,615,257	2,206,090
	Comcast Corp. Class A	42,290,538	1,788,044
*	Netflix Inc.	4,082,414	1,499,552
*	Charter Communications Inc. Class A	1,606,183	634,731
	Activision Blizzard Inc.	7,152,283	337,588
*	Electronic Arts Inc.	2,769,800	280,470
*	Twitter Inc.	6,818,044	237,950
	Omnicom Group Inc.	2,055,760	168,470
	CBS Corp. Class B	3,286,349	163,989
	Fox Corp. Class A	3,335,492	122,212
*	Take-Two Interactive Software Inc.	1,050,805	119,298
	CenturyLink Inc.	8,958,439	105,351
	Viacom Inc. Class B	3,302,281	98,639
*	Discovery Communications Inc.	3,368,867	95,844
*	DISH Network Corp. Class A	2,154,500	82,754
	Interpublic Group of Cos. Inc.	3,614,278	81,647
	News Corp. Class A	4,792,644	64,653
	Fox Corp. Class B	1,499,010	54,759
*,^	Discovery Communications Inc. Class A	1,471,818	45,185
*	TripAdvisor Inc.	964,451	44,644
			23,241,306
Consumer Discretionary (10.2%)
*	Amazon.com Inc.	3,861,435	7,312,129
	Home Depot Inc.	10,273,382	2,136,555
	McDonald’s Corp.	7,129,345	1,480,480
	NIKE Inc. Class B	11,733,969	985,067
	Starbucks Corp.	11,309,077	948,040
*	Booking Holdings Inc.	404,247	757,846
	Lowe’s Cos. Inc.	7,310,170	737,669
	TJX Cos. Inc.	11,322,694	598,744
	General Motors Co.	12,317,476	474,592
	Target Corp.	4,783,567	414,305
	Ford Motor Co.	36,590,194	374,318
	Marriott International Inc. Class A	2,580,669	362,042
	Ross Stores Inc.	3,430,818	340,063
	Dollar General Corp.	2,411,878	325,989
	Yum! Brands Inc.	2,856,980	316,182
	eBay Inc.	7,649,598	302,159
*	O’Reilly Automotive Inc.	730,917	269,942
	Hilton Worldwide Holdings Inc.	2,717,777	265,636
	VF Corp.	3,040,766	265,611
*	AutoZone Inc.	229,039	251,822
*	Dollar Tree Inc.	2,218,250	238,218
	Aptiv plc	2,407,816	194,624
	Royal Caribbean Cruises Ltd.	1,605,255	194,573
*	Ulta Beauty Inc.	518,548	179,879
	Carnival Corp.	3,738,710	174,037
*	Chipotle Mexican Grill Inc. Class A	227,688	166,868
	Best Buy Co. Inc.	2,169,312	151,266
	Expedia Group Inc.	1,104,894	146,984
	Genuine Parts Co.	1,363,849	141,267
	Darden Restaurants Inc.	1,148,307	139,783
	DR Horton Inc.	3,171,348	136,780
	MGM Resorts International	4,765,493	136,150
*	CarMax Inc.	1,551,815	134,744
	Lennar Corp. Class A	2,628,608	127,382
	Tractor Supply Co.	1,126,481	122,561
	Hasbro Inc.	1,081,197	114,261
	Wynn Resorts Ltd.	904,777	112,183
*	Norwegian Cruise Line Holdings Ltd.	2,008,986	107,742
	Advance Auto Parts Inc.	669,107	103,136
	Tiffany & Co.	1,008,944	94,478

4

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Garmin Ltd.	1,132,368	90,363
	Tapestry Inc.	2,709,166	85,962
*	Mohawk Industries Inc.	574,989	84,794
	Whirlpool Corp.	590,954	84,128
	BorgWarner Inc.	1,936,308	81,286
*	LKQ Corp.	2,927,536	77,902
	PulteGroup Inc.	2,380,755	75,279
	Kohl’s Corp.	1,512,803	71,934
	PVH Corp.	699,445	66,195
	Macy’s Inc.	2,883,760	61,886
	Hanesbrands Inc.	3,382,616	58,249
	Newell Brands Inc.	3,638,531	56,106
	L Brands Inc.	2,141,597	55,896
	H&R Block Inc.	1,896,947	55,581
	Ralph Lauren Corp. Class A	486,831	55,299
	Harley-Davidson Inc.	1,481,390	53,078
*	Capri Holdings Ltd.	1,406,988	48,794
	Leggett & Platt Inc.	1,222,371	46,902
*	Under Armour Inc. Class A	1,759,092	44,593
	Foot Locker Inc.	1,050,118	44,021
*	Under Armour Inc. Class C	1,809,966	40,181
	Gap Inc.	1,980,887	35,597
	Nordstrom Inc.	986,618	31,434
	Lennar Corp. Class B	46,974	1,809
			23,243,376
Consumer Staples (7.2%)
	Procter & Gamble Co.	23,420,140	2,568,018
	Coca-Cola Co.	35,849,356	1,825,449
	PepsiCo Inc.	13,088,839	1,716,339
	Walmart Inc.	13,060,753	1,443,083
	Philip Morris International Inc.	14,526,531	1,140,768
	Costco Wholesale Corp.	4,106,345	1,085,143
	Altria Group Inc.	17,468,721	827,144
	Mondelez International Inc. Class A	13,449,870	724,948
	Colgate-Palmolive Co.	8,015,945	574,503
	Kimberly-Clark Corp.	3,209,952	427,822
	Walgreens Boots Alliance Inc.	7,256,488	396,712
	Estee Lauder Cos. Inc. Class A	2,047,250	374,872
	Sysco Corp.	4,415,180	312,242
	Constellation Brands Inc. Class A	1,561,312	307,485
	General Mills Inc.	5,591,098	293,644
*	Monster Beverage Corp.	3,654,391	233,260
	Tyson Foods Inc. Class A	2,752,688	222,252
	Archer-Daniels-Midland Co.	5,230,607	213,409
	Clorox Co.	1,189,266	182,089
	Kraft Heinz Co.	5,809,136	180,316
	McCormick & Co. Inc.	1,143,426	177,242
	Hershey Co.	1,300,721	174,336
	Church & Dwight Co. Inc.	2,298,992	167,964
	Kroger Co.	7,532,206	163,524
	Kellogg Co.	2,321,051	124,339
	JM Smucker Co.	1,061,910	122,321
	Conagra Brands Inc.	4,536,650	120,312
^	Hormel Foods Corp.	2,542,475	103,072
	Molson Coors Brewing Co. Class B	1,753,558	98,199
	Lamb Weston Holdings Inc.	1,363,710	86,405
	Brown-Forman Corp. Class B	1,553,326	86,101
	Campbell Soup Co.	1,799,787	72,117
	Coty Inc. Class A	2,813,747	37,704
			16,583,134
Energy (5.0%)
	Exxon Mobil Corp.	39,505,943	3,027,340
	Chevron Corp.	17,786,264	2,213,323
	ConocoPhillips	10,552,723	643,716
	Schlumberger Ltd.	12,933,181	513,965
	EOG Resources Inc.	5,418,695	504,806
	Kinder Morgan Inc.	18,177,592	379,548
	Phillips 66	3,900,020	364,808
	Occidental Petroleum Corp.	6,984,334	351,172
	Marathon Petroleum Corp.	6,187,049	345,732
	Valero Energy Corp.	3,895,808	333,520
	Anadarko Petroleum Corp.	4,688,390	330,813
	Williams Cos. Inc.	11,314,404	317,256
	ONEOK Inc.	3,853,994	265,193
	Pioneer Natural Resources Co.	1,572,625	241,964
	Concho Resources Inc.	1,873,007	193,257
	Halliburton Co.	8,161,180	185,585
	Diamondback Energy Inc.	1,445,410	157,506
	Hess Corp.	2,380,156	151,307
	Baker Hughes a GE Co. Class A	4,807,928	118,419
	Devon Energy Corp.	3,874,985	110,515
	Marathon Oil Corp.	7,633,404	108,471
	TechnipFMC plc	3,932,944	102,021
	Apache Corp.	3,510,438	101,697
	Noble Energy Inc.	4,465,773	100,033
	Cabot Oil & Gas Corp.	3,952,591	90,752

5

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	National Oilwell Varco Inc.	3,604,134	80,120
	HollyFrontier Corp.	1,467,203	67,902
	Cimarex Energy Co.	946,348	56,147
	Helmerich & Payne Inc.	1,030,689	52,173
			11,509,061
Financials (13.1%)
*	Berkshire Hathaway Inc. Class B	18,093,401	3,856,970
	JPMorgan Chase & Co.	30,288,991	3,386,309
	Bank of America Corp.	82,564,028	2,394,357
	Wells Fargo & Co.	37,767,283	1,787,148
	Citigroup Inc.	21,591,679	1,512,065
	American Express Co.	6,393,684	789,236
	US Bancorp	13,973,051	732,188
	Goldman Sachs Group Inc.	3,176,755	649,964
	CME Group Inc.	3,342,404	648,794
	Chubb Ltd.	4,275,102	629,680
	PNC Financial Services Group Inc.	4,215,051	578,642
	S&P Global Inc.	2,297,787	523,413
	Morgan Stanley	11,937,567	522,985
	BlackRock Inc.	1,110,903	521,347
	Marsh & McLennan Cos. Inc.	4,774,432	476,250
	Intercontinental Exchange Inc.	5,264,891	452,465
	Charles Schwab Corp.	11,094,112	445,872
	MetLife Inc.	8,873,594	440,751
	Progressive Corp.	5,452,656	435,831
	Aon plc	2,245,759	433,387
	American International Group Inc.	8,120,919	432,683
	Capital One Financial Corp.	4,384,737	397,871
	Prudential Financial Inc.	3,790,766	382,867
	Aflac Inc.	6,960,371	381,498
	Travelers Cos. Inc.	2,445,462	365,646
	Bank of New York Mellon Corp.	8,225,265	363,145
	BB&T Corp.	7,151,393	351,348
	Allstate Corp.	3,110,255	316,282
	Moody’s Corp.	1,540,235	300,823
	SunTrust Banks Inc.	4,144,002	260,451
	T. Rowe Price Group Inc.	2,208,123	242,253
	Discover Financial Services	3,022,930	234,549
	Willis Towers Watson plc	1,206,659	231,123
	M&T Bank Corp.	1,275,702	216,959
	Synchrony Financial	5,921,351	205,293
	State Street Corp.	3,484,389	195,335
	Fifth Third Bancorp	6,789,735	189,434
	MSCI Inc. Class A	790,725	188,817
	Hartford Financial Services Group Inc.	3,375,415	188,078
	Northern Trust Corp.	2,032,568	182,931
	Ameriprise Financial Inc.	1,250,371	181,504
	KeyCorp	9,414,780	167,112
	Arthur J Gallagher & Co.	1,729,730	151,507
	Citizens Financial Group Inc.	4,279,935	151,339
	Cincinnati Financial Corp.	1,416,438	146,842
	Regions Financial Corp.	9,461,120	141,349
	Principal Financial Group Inc.	2,418,788	140,096
	Loews Corp.	2,505,412	136,971
	Huntington Bancshares Inc.	9,767,246	134,983
	Lincoln National Corp.	1,889,493	121,778
	First Republic Bank	1,163,603	113,626
*	SVB Financial Group	488,663	109,749
	Cboe Global Markets Inc.	1,042,492	108,033
	Comerica Inc.	1,439,712	104,581
	Nasdaq Inc.	1,083,092	104,161
	E*TRADE Financial Corp.	2,285,095	101,915
	Raymond James Financial Inc.	1,179,395	99,718
	Franklin Resources Inc.	2,748,791	95,658
	Everest Re Group Ltd.	380,349	94,015
	MarketAxess Holdings Inc.	283,697	91,186
	Torchmark Corp.	943,768	84,430
	Zions Bancorp NA	1,705,319	78,411
	Invesco Ltd.	3,740,771	76,536
	Unum Group	1,978,431	66,376
	People’s United Financial Inc.	3,683,317	61,806
	Assurant Inc.	575,072	61,176
	Jefferies Financial Group Inc.	2,360,859	45,399
	Affiliated Managers Group Inc.	476,953	43,946
			29,859,243
Health Care (14.1%)
	Johnson & Johnson	24,790,444	3,452,813
	Pfizer Inc.	51,837,440	2,245,598
	UnitedHealth Group Inc.	8,643,502	2,109,101
	Merck & Co. Inc.	24,039,559	2,015,717
	Abbott Laboratories	16,472,270	1,385,318
	Medtronic plc	12,518,090	1,219,137

6

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Thermo Fisher Scientific Inc.	3,734,756	1,096,823
	Amgen Inc.	5,694,948	1,049,465
	AbbVie Inc.	13,803,258	1,003,773
	Eli Lilly & Co.	8,067,550	893,804
	Danaher Corp.	5,882,603	840,742
	Gilead Sciences Inc.	11,872,508	802,107
	Bristol-Myers Squibb Co.	15,272,944	692,628
	Anthem Inc.	2,401,578	677,749
	CVS Health Corp.	12,130,004	660,964
	Becton Dickinson and Co.	2,518,528	634,694
*	Celgene Corp.	6,585,116	608,728
	Stryker Corp.	2,891,469	594,428
*	Intuitive Surgical Inc.	1,077,980	565,454
	Cigna Corp.	3,543,221	558,235
*	Boston Scientific Corp.	12,984,839	558,088
	Zoetis Inc.	4,469,386	507,231
*	Illumina Inc.	1,372,593	505,320
	Allergan plc	2,877,106	481,714
*	Vertex Pharmaceuticals Inc.	2,391,423	438,539
*	Biogen Inc.	1,810,468	423,414
	Baxter International Inc.	4,430,123	362,827
*	Edwards Lifesciences Corp.	1,946,863	359,664
	HCA Healthcare Inc.	2,493,216	337,008
	Humana Inc.	1,260,984	334,539
*	Alexion Pharmaceuticals Inc.	2,093,751	274,240
	McKesson Corp.	1,773,938	238,400
*	IQVIA Holdings Inc.	1,473,439	237,076
*	Regeneron Pharmaceuticals Inc.	734,315	229,841
	Zimmer Biomet Holdings Inc.	1,912,312	225,156
	Cerner Corp.	3,038,711	222,738
*	IDEXX Laboratories Inc.	803,077	221,111
	Agilent Technologies Inc.	2,950,807	220,337
*	Centene Corp.	3,860,059	202,422
*	Mettler-Toledo International Inc.	231,635	194,573
*	Align Technology Inc.	679,759	186,050
	ResMed Inc.	1,338,885	163,384
*	Laboratory Corp. of America Holdings	919,880	159,047
	Cooper Cos. Inc.	462,143	155,691
	Teleflex Inc.	431,022	142,733
*	Incyte Corp.	1,661,858	141,191
*	Waters Corp.	648,812	139,650
*	WellCare Health Plans Inc.	469,858	133,942
	Cardinal Health Inc.	2,783,276	131,092
	Quest Diagnostics Inc.	1,254,692	127,740
	Dentsply Sirona Inc.	2,184,557	127,491
	AmerisourceBergen Corp. Class A	1,451,919	123,791
*	Hologic Inc.	2,502,167	120,154
*	Varian Medical Systems Inc.	848,743	115,539
*	ABIOMED Inc.	421,411	109,773
	Universal Health Services Inc. Class B	772,990	100,790
	PerkinElmer Inc.	1,034,225	99,637
*	Henry Schein Inc.	1,390,028	97,163
*	Mylan NV	4,807,194	91,529
*	DaVita Inc.	1,178,728	66,315
*	Nektar Therapeutics Class A	1,626,406	57,868
	Perrigo Co. plc	1,170,114	55,721
			32,327,807
Industrials (9.3%)
	Boeing Co.	4,885,580	1,778,400
	Honeywell International Inc.	6,794,953	1,186,331
	Union Pacific Corp.	6,609,164	1,117,676
	United Technologies Corp.	7,573,547	986,076
	3M Co.	5,382,205	932,951
	General Electric Co.	81,426,448	854,978
	Lockheed Martin Corp.	2,295,109	834,364
	Caterpillar Inc.	5,339,622	727,737
	United Parcel Service Inc. Class B	6,512,824	672,579
	CSX Corp.	7,177,513	555,324
	Northrop Grumman Corp.	1,585,421	512,265
	Norfolk Southern Corp.	2,483,361	495,008
	Deere & Co.	2,959,758	490,461
	General Dynamics Corp.	2,535,391	460,985
	Raytheon Co.	2,600,843	452,235
	Illinois Tool Works Inc.	2,798,328	422,016
	Waste Management Inc.	3,648,297	420,904
	Emerson Electric Co.	5,738,697	382,886
	FedEx Corp.	2,238,434	367,528
	Roper Technologies Inc.	969,658	355,147
	Eaton Corp. plc	3,950,375	328,987
	Delta Air Lines Inc.	5,562,643	315,680
	Johnson Controls International plc	7,430,978	306,974
	Ingersoll-Rand plc	2,251,695	285,222
	PACCAR Inc.	3,234,775	231,804
	Cummins Inc.	1,352,877	231,802
	Southwest Airlines Co.	4,563,944	231,757
	Fortive Corp.	2,753,448	224,461

7

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Verisk Analytics Inc. Class A	1,528,415	223,852
*	TransDigm Group Inc.	456,872	221,035
*	IHS Markit Ltd.	3,396,903	216,451
	Harris Corp.	1,094,381	206,980
	Stanley Black & Decker Inc.	1,414,855	204,602
	Parker-Hannifin Corp.	1,197,871	203,650
	AMETEK Inc.	2,127,476	193,260
	Cintas Corp.	791,018	187,701
	L3 Technologies Inc.	747,238	183,200
	Rockwell Automation Inc.	1,105,206	181,066
*	United Continental Holdings Inc.	2,063,984	180,702
	Republic Services Inc. Class A	2,012,086	174,327
	Fastenal Co.	5,344,205	174,168
	Equifax Inc.	1,128,229	152,582
*	Copart Inc.	1,882,753	140,717
	Xylem Inc.	1,680,046	140,519
	Dover Corp.	1,356,916	135,963
	Expeditors International of Washington Inc.	1,606,213	121,847
	American Airlines Group Inc.	3,695,008	120,494
	Textron Inc.	2,171,949	115,200
	Kansas City Southern	939,331	114,429
	WW Grainger Inc.	419,313	112,472
^	Wabtec Corp.	1,510,576	108,399
	CH Robinson Worldwide Inc.	1,274,675	107,519
	Masco Corp.	2,737,901	107,435
*	United Rentals Inc.	734,333	97,395
	Allegion plc	876,826	96,933
	Arconic Inc.	3,728,493	96,270
	Jacobs Engineering Group Inc.	1,071,833	90,452
	Huntington Ingalls Industries Inc.	388,113	87,225
	Snap-on Inc.	517,327	85,690
	Nielsen Holdings plc	3,319,501	75,021
	Fortune Brands Home & Security Inc.	1,306,993	74,668
	JB Hunt Transport Services Inc.	812,420	74,263
	Alaska Air Group Inc.	1,153,495	73,720
	Flowserve Corp.	1,224,745	64,532
	Robert Half International Inc.	1,105,320	63,014
	AO Smith Corp.	1,316,536	62,088
	Pentair plc	1,476,779	54,936
	Quanta Services Inc.	1,324,959	50,600
	Rollins Inc.	1,372,875	49,245
			21,387,160
Information Technology (21.4%)
	Microsoft Corp.	71,547,981	9,584,568
	Apple Inc.	40,812,479	8,077,606
	Visa Inc. Class A	16,236,970	2,817,926
	Mastercard Inc. Class A	8,391,898	2,219,909
	Cisco Systems Inc.	39,969,389	2,187,525
	Intel Corp.	41,801,916	2,001,058
*	Adobe Inc.	4,556,024	1,342,432
	Oracle Corp.	22,656,602	1,290,747
*	PayPal Holdings Inc.	10,970,431	1,255,675
	International Business Machines Corp.	8,278,524	1,141,608
	Accenture plc Class A	5,955,480	1,100,394
*	salesforce.com Inc.	7,250,656	1,100,142
	Broadcom Inc.	3,696,023	1,063,937
	Texas Instruments Inc.	8,760,031	1,005,301
	NVIDIA Corp.	5,686,310	933,863
	QUALCOMM Inc.	11,350,988	863,470
	Automatic Data Processing Inc.	4,063,709	671,853
	Intuit Inc.	2,420,547	632,562
*	Micron Technology Inc.	10,333,471	398,769
	Applied Materials Inc.	8,740,548	392,538
	Analog Devices Inc.	3,452,453	389,678
	Fidelity National Information Services Inc.	3,023,667	370,943
	Cognizant Technology Solutions Corp. Class A	5,315,446	336,946
*	Autodesk Inc.	2,050,647	334,050
*	Fiserv Inc.	3,664,305	334,038
*	Red Hat Inc.	1,659,745	311,634
	TE Connectivity Ltd.	3,145,574	301,283
	HP Inc.	14,064,762	292,406
	Xilinx Inc.	2,370,837	279,569
	Amphenol Corp. Class A	2,789,595	267,634
	Lam Research Corp.	1,399,861	262,950
	Motorola Solutions Inc.	1,538,661	256,541
*	Advanced Micro Devices Inc.	8,281,175	251,499
	Paychex Inc.	2,986,473	245,757
	Corning Inc.	7,327,988	243,509
	Global Payments Inc.	1,463,042	234,277
*	FleetCor Technologies Inc.	804,773	226,020
*	VeriSign Inc.	979,364	204,844
	Total System Services Inc.	1,520,171	194,992
^	Microchip Technology Inc.	2,221,579	192,611
	Hewlett Packard Enterprise Co.	12,503,941	186,934

8

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	Cadence Design Systems Inc.	2,624,026	185,807
*	Synopsys Inc.	1,399,686	180,126
	KLA-Tencor Corp.	1,509,119	178,378
*	ANSYS Inc.	783,669	160,511
*	Keysight Technologies Inc.	1,757,143	157,809
	Maxim Integrated Products Inc.	2,543,682	152,163
	NetApp Inc.	2,306,182	142,291
	Broadridge Financial Solutions Inc.	1,084,490	138,468
	DXC Technology Co.	2,504,986	138,150
*	Gartner Inc.	841,203	135,383
	Western Digital Corp.	2,735,768	130,086
*	Arista Networks Inc.	493,534	128,131
	Symantec Corp.	5,770,677	125,570
	Skyworks Solutions Inc.	1,612,257	124,579
*	Akamai Technologies Inc.	1,531,652	122,747
	Citrix Systems Inc.	1,167,889	114,617
	Seagate Technology plc	2,352,369	110,844
*	Fortinet Inc.	1,355,337	104,131
	Jack Henry & Associates Inc.	720,967	96,552
	Juniper Networks Inc.	3,215,680	85,634
*	F5 Networks Inc.	557,571	81,199
	Western Union Co.	4,022,091	79,999
*	Qorvo Inc.	1,112,623	74,112
	FLIR Systems Inc.	1,262,504	68,301
	Xerox Corp.	1,824,730	64,614
	Alliance Data Systems Corp.	420,333	58,901
*	IPG Photonics Corp.	332,100	51,226
			48,990,327
Materials (2.8%)
	Linde plc	5,067,820	1,017,618
	DuPont de Nemours Inc.	6,991,478	524,850
	Ecolab Inc.	2,368,414	467,620
	Air Products & Chemicals Inc.	2,055,408	465,283
	Sherwin-Williams Co.	758,541	347,632
	Dow Inc.	6,991,979	344,774
	Newmont Goldcorp Corp.	7,652,874	294,406
	PPG Industries Inc.	2,204,553	257,293
	LyondellBasell Industries NV Class A	2,835,364	244,210
	Ball Corp.	3,125,392	218,746
*	Corteva Inc.	6,991,987	206,753
	Amcor plc	15,154,850	174,129
	Vulcan Materials Co.	1,233,385	169,356
	International Paper Co.	3,709,690	160,704
	Freeport-McMoRan Inc.	13,545,056	157,258
	Nucor Corp.	2,845,740	156,800
^	International Flavors & Fragrances Inc.	946,410	137,315
	Martin Marietta Materials Inc.	583,370	134,239
	Celanese Corp. Class A	1,182,173	127,438
	FMC Corp.	1,227,919	101,856
	Eastman Chemical Co.	1,294,271	100,733
	CF Industries Holdings Inc.	2,064,331	96,425
	Avery Dennison Corp.	788,240	91,184
	Westrock Co.	2,400,060	87,530
	Packaging Corp. of America	882,385	84,109
	Mosaic Co.	3,314,487	82,962
	Albemarle Corp.	989,504	69,671
	Sealed Air Corp.	1,455,907	62,284
			6,383,178
Real Estate (3.0%)
	American Tower Corp.	4,127,171	843,800
	Crown Castle International Corp.	3,881,701	505,980
	Prologis Inc.	5,889,744	471,768
	Simon Property Group Inc.	2,884,992	460,906
	Equinix Inc.	785,014	395,875
	Public Storage	1,401,380	333,767
	Welltower Inc.	3,780,631	308,235
	AvalonBay Communities Inc.	1,301,534	264,446
	Equity Residential	3,458,892	262,599
*	SBA Communications Corp. Class A	1,057,456	237,758
	Ventas Inc.	3,448,995	235,739
	Digital Realty Trust Inc.	1,944,706	229,067
	Realty Income Corp.	2,939,227	202,718
	Boston Properties Inc.	1,442,872	186,130
	Weyerhaeuser Co.	6,954,157	183,173
	Essex Property Trust Inc.	613,564	179,118
*	CBRE Group Inc. Class A	2,920,718	149,833
	Alexandria Real Estate Equities Inc.	1,054,548	148,786
	HCP Inc.	4,462,652	142,716
	Extra Space Storage Inc.	1,190,010	126,260
	Host Hotels & Resorts Inc.	6,916,841	126,025
	Mid-America Apartment Communities Inc.	1,064,216	125,322
	UDR Inc.	2,630,256	118,072
	Duke Realty Corp.	3,357,168	106,120

9

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Regency Centers Corp.	1,560,369	104,139
	Vornado Realty Trust	1,620,971	103,904
	Federal Realty Investment Trust	699,733	90,098
	Iron Mountain Inc.	2,678,870	83,849
	Kimco Realty Corp.	3,941,152	72,832
	Apartment Investment & Management Co.	1,390,033	69,668
	SL Green Realty Corp.	787,222	63,269
	Macerich Co.	991,903	33,219
			6,965,191
Utilities (3.3%)
	NextEra Energy Inc.	4,471,795	916,092
	Duke Energy Corp.	6,797,440	599,806
	Dominion Energy Inc.	7,491,284	579,226
	Southern Co.	9,717,988	537,210
	Exelon Corp.	9,065,731	434,611
	American Electric Power Co. Inc.	4,607,038	405,465
	Sempra Energy	2,562,020	352,124
	Xcel Energy Inc.	4,805,519	285,880
	Public Service Enterprise Group Inc.	4,719,067	277,576
	Consolidated Edison Inc.	3,053,982	267,773
	WEC Energy Group Inc.	2,944,893	245,516
	Eversource Energy	2,998,265	227,149
	DTE Energy Co.	1,710,563	218,747
	PPL Corp.	6,738,880	208,973
	Edison International	3,042,151	205,071
	FirstEnergy Corp.	4,714,186	201,814
	American Water Works Co. Inc.	1,685,448	195,512
	Entergy Corp.	1,773,460	182,542
	Ameren Corp.	2,293,135	172,237
	CMS Energy Corp.	2,649,546	153,435
	Evergy Inc.	2,279,177	137,093
	CenterPoint Energy Inc.	4,688,939	134,244
	Atmos Energy Corp.	1,092,372	115,311
	Alliant Energy Corp.	2,207,554	108,347
	AES Corp.	6,197,555	103,871
	NiSource Inc.	3,484,459	100,352
	Pinnacle West Capital Corp.	1,048,788	98,681
	NRG Energy Inc.	2,494,805	87,618
			7,552,276
Total Common Stocks (Cost $118,355,807)			228,042,059
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2,3	Vanguard Market Liquidity Fund, 2.499%	5,662,306	566,344

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.386%, 7/5/19	40,000	39,991
4	United States Treasury Bill, 2.373%, 8/8/19	2,500	2,495
4	United States Treasury Bill, 2.157%, 11/7/19	7,000	6,948
	United States Treasury Bill, 2.048%, 11/21/19	40,000	39,673
			89,107
Total Temporary Cash Investments (Cost $655,391)			655,451
Total Investments (99.9%) (Cost $119,011,198)			228,697,510

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	10,895
Receivables for Investment Securities Sold	780,774
Receivables for Accrued Income	190,775
Receivables for Capital Shares Issued	209,480
Variation Margin Receivable—Futures Contracts	2,865
Unrealized Appreciation—OTC Swap Contracts	1,519
Other Assets	1,017
Total Other Assets	1,197,325
Liabilities
Payables for Investment Securities Purchased	(128,828)
Collateral for Securities on Loan	(68,634)
Payables for Capital Shares Redeemed	(809,874)
Payables to Vanguard	(2,926)
Total Liabilities	(1,010,262)
Net Assets (100%)	228,884,573

10

Institutional Index Fund

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	118,244,872
Total Distributable Earnings (Loss)	110,639,701
Net Assets	228,884,573

Institutional Shares—Net Assets
Applicable to 427,297,916 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	113,792,333
Net Asset Value Per Share—Institutional Shares	$266.31

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 432,153,883 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	115,092,240
Net Asset Value Per Share—Institutional Plus Shares	$266.32

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,925,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $68,634,000 of collateral received for securities on loan.

4 Securities with a value of $28,387,000 have been segregated as initial margin for open futures contracts.

OTC—Over-the-Counter.

11

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	4,793		705,578	9,965

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
UnitedHealth Group Inc.	9/4/19	BOANA	55,614	(2.780)		654	—
First Republic Bank	2/4/20	GSI	35,726	(3.020)		865	—
						1,519	—

1 Payment received/paid monthly.

BOANA—Bank of America NA.

GSI—Goldman Sachs International.

At June 30, 2019, a counterparty had deposited in a segregated account cash of $1,240,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	2,218,440
Interest[1]	9,329
Securities Lending—Net	3,362
Total Income	2,231,131
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,218
Management and Administrative—Institutional Shares	16,217
Management and Administrative—Institutional Plus Shares	8,265
Marketing and Distribution—Institutional Shares	1,325
Marketing and Distribution—Institutional Plus Shares	594
Custodian Fees	369
Shareholders’ Reports—Institutional Shares	209
Shareholders’ Reports—Institutional Plus Shares	198
Trustees’ Fees and Expenses	49
Total Expenses	30,444
Net Investment Income	2,200,687
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,505,880
Futures Contracts	137,290
Swap Contracts	2,364
Realized Net Gain (Loss)	2,645,534
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	32,052,623
Futures Contracts	19,879
Swap Contracts	1,519
Change in Unrealized Appreciation (Depreciation)	32,074,021
Net Increase (Decrease) in Net Assets Resulting from Operations	36,920,242

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,718,000, $137,000, and $31,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $1,733,878,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,200,687	4,622,399
Realized Net Gain (Loss)	2,645,534	11,944,933
Change in Unrealized Appreciation (Depreciation)	32,074,021	(24,903,569)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,920,242	(8,336,237)
Distributions
Net Investment Income
Institutional Shares	(1,117,952)	(2,389,678)
Institutional Plus Shares	(1,112,977)	(1,960,468)
Realized Capital Gain[1]
Institutional Shares	(322,585)	(320,393)
Institutional Plus Shares	(313,822)	(290,805)
Total Distributions	(2,867,336)	(4,961,344)
Capital Share Transactions
Institutional Shares	(7,942,297)	(29,779,712)
Institutional Plus Shares	2,770,439	10,922,721
Net Increase (Decrease) from Capital Share Transactions	(5,171,858)	(18,856,991)
Total Increase (Decrease)	28,881,048	(32,154,572)
Net Assets
Beginning of Period	200,003,525	232,158,097
End of Period	228,884,573	200,003,525

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $177,142,000, respectively. Short-term gain distributions are treated as ordinary income for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Institutional Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$227.55	$243.46	$203.83	$186.62	$188.67	$169.28
Investment Operations
Net Investment Income	2.507[1]	5.059[1]	4.379[1]	4.210	4.585[2]	3.561
Net Realized and Unrealized Gain (Loss) on Investments	39.536	(15.434)	39.687	17.814	(2.065)	19.380
Total from Investment Operations	42.043	(10.375)	44.066	22.024	2.520	22.941
Distributions
Dividends from Net Investment Income	(2.555)	(4.837)	(4.436)	(4.223)	(4.570)	(3.551)
Distributions from Realized Capital Gains	(.728)	(.698)	—	(.591)	—	—
Total Distributions	(3.283)	(5.535)	(4.436)	(4.814)	(4.570)	(3.551)
Net Asset Value, End of Period	$266.31	$227.55	$243.46	$203.83	$186.62	$188.67

Total Return	18.54%	-4.42%	21.79%	11.93%	1.37%	13.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113,792	$104,296	$140,591	$120,014	$104,705	$102,114
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.03%	1.96%	2.19%	2.43%[2]	2.01%
Portfolio Turnover Rate[3]	5%	6%	5%	5%	5%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1      Calculated based on average shares outstanding.

2      Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.

3      Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$227.57	$243.48	$203.84	$186.63	$188.68	$169.28
Investment Operations
Net Investment Income	2.528[1]	5.167[1]	4.414[1]	4.248	4.622[2]	3.597
Net Realized and Unrealized Gain (Loss) on Investments	39.526	(15.503)	39.705	17.814	(2.065)	19.388
Total from Investment Operations	42.054	(10.336)	44.119	22.062	2.557	22.985
Distributions
Dividends from Net Investment Income	(2.575)	(4.876)	(4.479)	(4.261)	(4.607)	(3.585)
Distributions from Realized Capital Gains	(.729)	(.698)	—	(.591)	—	—
Total Distributions	(3.304)	(5.574)	(4.479)	(4.852)	(4.607)	(3.585)
Net Asset Value, End of Period	$266.32	$227.57	$243.48	$203.84	$186.63	$188.68

Total Return	18.54%	-4.41%	21.82%	11.95%	1.39%	13.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115,092	$95,707	$91,567	$91,481	$90,042	$85,611
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.05%	1.98%	2.21%	2.45%[2]	2.03%
Portfolio Turnover Rate[3]	5%	6%	5%	5%	5%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1      Calculated based on average shares outstanding.

2      Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.

3      Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

17

Institutional Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

18

Institutional Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

19

Institutional Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $10,895,000, representing 0.00% of the fund’s net assets and 4.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	228,042,059	—	—
Temporary Cash Investments	566,344	89,107	—
Futures Contracts—Assets[1]	2,865	—	—
Swap Contracts—Assets	—	1,519	—
Total	228,611,268	90,626	—

1 Represents variation margin on the last day of the reporting period.

D.  As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	119,011,198
Gross Unrealized Appreciation	117,051,187
Gross Unrealized Depreciation	(7,353,391)
Net Unrealized Appreciation (Depreciation)	109,697,796

20

Institutional Index Fund

E.  During the six months ended June 30, 2019, the fund purchased $5,312,502,000 of investment securities and sold $11,180,150,000 of investment securities, other than temporary cash investments. Purchases and sales include $181,987,000 and $2,678,691,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	7,491,870	29,728	15,954,616	64,145
Issued in Lieu of Cash Distributions	1,336,414	5,220	2,515,358	10,165
Redeemed	(16,770,581)	(65,987)	(48,249,686)	(193,443)
Net Increase (Decrease)—Institutional Shares	(7,942,297)	(31,039)	(29,779,712)	(119,133)
Institutional Plus Shares
Issued	11,504,294	45,423	41,747,620	167,241
Issued in Lieu of Cash Distributions	1,379,134	5,385	2,171,322	8,792
Redeemed	(10,112,989)	(39,220)	(32,996,221)	(131,548)
Net Increase (Decrease)—Institutional Plus Shares	2,770,439	11,588	10,922,721	44,485

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

21

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

22

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

23

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P.O. Box 2600
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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082019

Semiannual Report | June 30, 2019 Vanguard Institutional Total Stock Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	56

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2018	6/30/2019	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,187.27	$0.16
Institutional Plus Shares	1,000.00	1,187.33	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.65	$0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Institutional Total Stock Market Index Fund

Sector Diversification

As of June 30, 2019

Basic Materials	2.3%
Consumer Goods	7.8
Consumer Services	13.8
Financials	19.4
Health Care	12.9
Industrials	13.6
Oil & Gas	4.7
Technology	20.4
Telecommunications	1.9
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.3%)
	Linde plc	731,765	146,938
	DuPont de Nemours Inc.	1,003,739	75,351
	Ecolab Inc.	348,000	68,709
	Air Products & Chemicals Inc.	294,096	66,575
	Dow Inc.	998,734	49,248
	Newmont Goldcorp Corp.	1,066,235	41,018
	PPG Industries Inc.	315,816	36,859
	LyondellBasell Industries NV Class A	397,792	34,262
	International Paper Co.	537,454	23,282
	Nucor Corp.	420,875	23,190
	Freeport-McMoRan Inc.	1,845,735	21,429
	International Flavors & Fragrances Inc.	142,645	20,696
	Celanese Corp. Class A	171,469	18,484
	FMC Corp.	176,851	14,670
	CF Industries Holdings Inc.	309,523	14,458
	Avery Dennison Corp.	115,737	13,388
	Eastman Chemical Co.	168,647	13,126
	Mosaic Co.	463,522	11,602
	RPM International Inc.	177,406	10,841
	Albemarle Corp.	142,334	10,022
	Royal Gold Inc.	88,449	9,065
*	Axalta Coating Systems Ltd.	296,356	8,823
	Steel Dynamics Inc.	291,063	8,790
	Reliance Steel & Aluminum Co.	85,513	8,091
	Versum Materials Inc.	146,606	7,562
	WR Grace & Co.	90,210	6,866
	Ashland Global Holdings Inc.	84,052	6,722
*	Alcoa Corp.	250,732	5,870
*	Ingevity Corp.	55,600	5,847
	Huntsman Corp.	268,218	5,482
	Chemours Co.	223,783	5,371
	Scotts Miracle-Gro Co.	52,386	5,160
	Olin Corp.	223,655	4,900
	NewMarket Corp.	11,902	4,772
	Balchem Corp.	42,907	4,289
	Sensient Technologies Corp.	57,838	4,250
^	Cleveland-Cliffs Inc.	389,346	4,154
*	Univar Inc.	180,335	3,975
	Domtar Corp.	83,020	3,697
*	Element Solutions Inc.	347,569	3,594
	Westlake Chemical Corp.	51,621	3,586
	United States Steel Corp.	231,047	3,537
	Cabot Corp.	71,697	3,421
	Quaker Chemical Corp.	16,752	3,399
	PolyOne Corp.	103,020	3,234
	HB Fuller Co.	67,811	3,146
	Carpenter Technology Corp.	63,224	3,033
	Innospec Inc.	32,621	2,976
	Commercial Metals Co.	157,587	2,813
	Minerals Technologies Inc.	50,059	2,679
	Stepan Co.	27,885	2,563
	Compass Minerals International Inc.	45,488	2,500
	Peabody Energy Corp.	101,928	2,456
	Worthington Industries Inc.	51,568	2,076
	Kaiser Aluminum Corp.	20,988	2,049
	Arch Coal Inc. Class A	21,441	2,020
	Materion Corp.	28,068	1,903
*	GCP Applied Technologies Inc.	79,878	1,808
*	Ferro Corp.	111,271	1,758
	Warrior Met Coal Inc.	62,612	1,635
	Tronox Holdings plc Class A	123,127	1,574
	Neenah Inc.	22,265	1,504
	Schweitzer-Mauduit International Inc.	43,720	1,451
	CSW Industrials Inc.	20,684	1,410
*	Kraton Corp.	41,748	1,297

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Contura Energy Inc.	24,204	1,256
	US Silica Holdings Inc.	97,802	1,251
*	Codexis Inc.	67,038	1,235
	Hecla Mining Co.	630,602	1,135
*	Coeur Mining Inc.	244,075	1,059
	Chase Corp.	9,710	1,045
	PH Glatfelter Co.	59,326	1,001
*,^	AK Steel Holding Corp.	411,440	975
*	AdvanSix Inc.	38,123	931
*	CONSOL Energy Inc.	32,942	877
*	PQ Group Holdings Inc.	54,421	863
	Schnitzer Steel Industries Inc.	32,638	854
*	Verso Corp.	44,438	847
*	Koppers Holdings Inc.	27,356	803
*	SunCoke Energy Inc.	85,022	755
	Innophos Holdings Inc.	25,495	742
	Tredegar Corp.	40,067	666
	Hawkins Inc.	13,069	567
	American Vanguard Corp.	35,788	551
	Haynes International Inc.	17,005	541
	Resolute Forest Products Inc.	74,075	533
	Kronos Worldwide Inc.	30,597	469
	Rayonier Advanced Materials Inc.	68,586	445
*	Century Aluminum Co.	62,625	433
	FutureFuel Corp.	36,222	423
*	Clearwater Paper Corp.	22,649	419
*	Veritiv Corp.	20,029	389
*	Intrepid Potash Inc.	112,982	380
*	TimkenSteel Corp.	45,826	373
*,^	Uranium Energy Corp.	255,317	350
*,^	Hi-Crush Inc.	142,011	349
*,^	Energy Fuels Inc.	109,583	343
*	OMNOVA Solutions Inc.	53,888	336
	Gold Resource Corp.	68,800	233
*	ChromaDex Corp.	46,038	214
	Olympic Steel Inc.	13,827	189
	Synalloy Corp.	11,687	183
*,^	Ur-Energy Inc.	192,839	181
	Hallador Energy Co.	29,570	166
	Northern Technologies International Corp.	6,166	151
*	Ryerson Holding Corp.	17,637	147
*	Universal Stainless & Alloy Products Inc.	9,128	146
*,^	Marrone Bio Innovations Inc.	87,556	131
*	LSB Industries Inc.	22,416	87
	Friedman Industries Inc.	12,162	85
*	Ampco-Pittsburgh Corp.	17,598	71
*	AgroFresh Solutions Inc.	43,901	66
*	Ramaco Resources Inc.	12,183	65
	United-Guardian Inc.	2,927	55
*,^	Golden Minerals Co.	174,185	49
*	NL Industries Inc.	9,862	36
*	General Moly Inc.	71,757	25
*	Ikonics Corp.	3,253	24
*	Solitario Zinc Corp.	56,237	18
*	Westwater Resources Inc.	1,087	6
*,^	US Gold Corp.	1,500	2
*	Dynasil Corp. of America	688	1
*	Paramount Gold Nevada Corp.	645	1
			916,784
Consumer Goods (7.8%)
	Procter & Gamble Co.	3,350,951	367,432
	Coca-Cola Co.	5,132,374	261,340
	PepsiCo Inc.	1,881,213	246,683
	Philip Morris International Inc.	2,082,155	163,512
	NIKE Inc. Class B	1,684,034	141,375
	Altria Group Inc.	2,510,955	118,894
	Mondelez International Inc. Class A	1,930,970	104,079
	Colgate-Palmolive Co.	1,153,765	82,690
	General Motors Co.	1,698,186	65,431
	Kimberly-Clark Corp.	461,506	61,510
	Ford Motor Co.	5,237,262	53,577
	Estee Lauder Cos. Inc. Class A	292,324	53,527
	Activision Blizzard Inc.	1,022,945	48,283
	General Mills Inc.	799,164	41,972
*	Electronic Arts Inc.	401,726	40,679
*,^	Tesla Inc.	178,643	39,920
	Constellation Brands Inc. Class A	201,098	39,604
	VF Corp.	424,226	37,056
*	Monster Beverage Corp.	534,644	34,126
	Tyson Foods Inc. Class A	395,420	31,926
	Archer-Daniels-Midland Co.	750,152	30,606
*	Corteva Inc.	1,006,744	29,769
	Aptiv plc	349,132	28,220
	Clorox Co.	171,620	26,277
*	Lululemon Athletica Inc.	145,690	26,255
	Hershey Co.	191,969	25,730
	Kraft Heinz Co.	820,135	25,457
	McCormick & Co. Inc.	164,226	25,457
	Church & Dwight Co. Inc.	330,054	24,114
	Brown-Forman Corp. Class B	392,216	21,741
	DR Horton Inc.	475,425	20,505
	Genuine Parts Co.	187,482	19,419
	Kellogg Co.	348,368	18,662
	Lennar Corp. Class A	378,116	18,324

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Take-Two Interactive Software Inc.	152,022	17,259
	Conagra Brands Inc.	650,652	17,255
	JM Smucker Co.	145,264	16,733
	Hasbro Inc.	152,570	16,124
*	NVR Inc.	4,596	15,490
^	Hormel Foods Corp.	358,243	14,523
	Garmin Ltd.	177,162	14,138
	Molson Coors Brewing Co. Class B	236,520	13,245
	Lamb Weston Holdings Inc.	196,386	12,443
	Tapestry Inc.	387,708	12,302
	Whirlpool Corp.	85,010	12,102
*	Wayfair Inc.	81,404	11,885
*	Mohawk Industries Inc.	79,588	11,737
	BorgWarner Inc.	278,143	11,676
	Lear Corp.	83,571	11,639
	Keurig Dr Pepper Inc.	376,253	10,874
	Fortune Brands Home & Security Inc.	189,422	10,822
*	LKQ Corp.	405,676	10,795
	PulteGroup Inc.	333,109	10,533
	Campbell Soup Co.	262,067	10,501
*	US Foods Holding Corp.	291,093	10,409
*	Middleby Corp.	74,779	10,148
	Bunge Ltd.	179,023	9,973
	Pool Corp.	51,172	9,774
	PVH Corp.	102,356	9,687
*	Post Holdings Inc.	92,361	9,603
*	WABCO Holdings Inc.	68,525	9,086
	Gentex Corp.	349,388	8,598
	Hanesbrands Inc.	482,792	8,314
	Newell Brands Inc.	538,745	8,307
	Harley-Davidson Inc.	217,779	7,803
	Ralph Lauren Corp. Class A	67,065	7,618
	Ingredion Inc.	89,324	7,368
	Polaris Industries Inc.	78,072	7,123
*	Deckers Outdoor Corp.	39,183	6,895
*	Zynga Inc. Class A	1,111,287	6,812
	Leggett & Platt Inc.	175,454	6,732
*	Under Armour Inc. Class A	264,690	6,710
*	Capri Holdings Ltd.	192,327	6,670
	Toll Brothers Inc.	176,329	6,457
	Flowers Foods Inc.	254,173	5,915
*	Herbalife Nutrition Ltd.	133,181	5,695
	Carter’s Inc.	58,341	5,691
	Coty Inc. Class A	406,932	5,453
*	Skechers U.S.A. Inc. Class A	170,885	5,381
	Brunswick Corp.	116,569	5,349
*,^	Mattel Inc.	458,614	5,141
*	Under Armour Inc. Class C	228,387	5,070
	Valvoline Inc.	256,420	5,008
	Goodyear Tire & Rubber Co.	308,625	4,722
*	Tempur Sealy International Inc.	61,667	4,525
*	Helen of Troy Ltd.	34,497	4,505
*	Darling Ingredients Inc.	220,425	4,384
*	Boston Beer Co. Inc. Class A	11,084	4,187
	Thor Industries Inc.	70,037	4,094
*	TreeHouse Foods Inc.	75,399	4,079
*	Fox Factory Holding Corp.	48,792	4,026
	Lancaster Colony Corp.	26,218	3,896
	Dana Inc.	193,297	3,854
	Columbia Sportswear Co.	36,432	3,649
	Steven Madden Ltd.	106,993	3,632
	Herman Miller Inc.	80,848	3,614
	Sanderson Farms Inc.	25,472	3,478
	Nu Skin Enterprises Inc. Class A	70,477	3,476
	Wolverine World Wide Inc.	120,870	3,329
*,^	iRobot Corp.	35,397	3,244
	Energizer Holdings Inc.	83,574	3,229
	J&J Snack Foods Corp.	19,851	3,195
*	Taylor Morrison Home Corp. Class A	149,446	3,132
*	Dorman Products Inc.	35,784	3,118
	KB Home	117,124	3,014
	WD-40 Co.	18,477	2,939
	Spectrum Brands Holdings Inc.	53,734	2,889
	LCI Industries	31,873	2,869
*	Welbilt Inc.	171,447	2,863
*	Meritor Inc.	113,815	2,760
*	Hain Celestial Group Inc.	120,197	2,632
*,^	Beyond Meat Inc.	15,965	2,565
*	Meritage Homes Corp.	48,325	2,481
	Delphi Technologies plc	120,068	2,401
*	TRI Pointe Group Inc.	192,145	2,300
*	Visteon Corp.	38,537	2,258
	Callaway Golf Co.	129,841	2,228
	MDC Holdings Inc.	67,392	2,209
	Cooper Tire & Rubber Co.	68,492	2,161
	Calavo Growers Inc.	21,627	2,092
*	Freshpet Inc.	45,724	2,081
	HNI Corp.	58,779	2,080
*	Hostess Brands Inc. Class A	140,097	2,023
	Medifast Inc.	15,639	2,006
	Universal Corp.	32,839	1,996
	La-Z-Boy Inc.	64,280	1,971

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	American Axle & Manufacturing Holdings Inc.	152,316	1,944
*	Edgewell Personal Care Co.	72,008	1,941
	Coca-Cola Consolidated Inc.	6,281	1,880
	Steelcase Inc. Class A	109,816	1,878
*	Gentherm Inc.	44,813	1,875
^	B&G Foods Inc.	88,154	1,834
*	Skyline Champion Corp.	66,476	1,820
*	Cavco Industries Inc.	11,251	1,772
*	American Woodmark Corp.	20,835	1,763
*	G-III Apparel Group Ltd.	59,233	1,743
*	Pilgrim’s Pride Corp.	68,327	1,735
*,^	LGI Homes Inc.	24,003	1,715
*	Kontoor Brands Inc.	60,325	1,690
	Oxford Industries Inc.	21,291	1,614
*	Sleep Number Corp.	39,724	1,604
	Inter Parfums Inc.	23,859	1,586
	Cal-Maine Foods Inc.	36,910	1,540
*	USANA Health Sciences Inc.	19,252	1,529
	Vector Group Ltd.	154,101	1,502
*	Crocs Inc.	76,033	1,502
*	Garrett Motion Inc.	96,516	1,482
	Winnebago Industries Inc.	37,722	1,458
	Knoll Inc.	62,105	1,427
*	Central Garden & Pet Co. Class A	56,067	1,381
	Seaboard Corp.	333	1,378
*	Fitbit Inc. Class A	296,383	1,304
	Interface Inc. Class A	84,727	1,299
	Sturm Ruger & Co. Inc.	23,067	1,257
	Standard Motor Products Inc.	26,488	1,201
	Acushnet Holdings Corp.	45,309	1,190
^	MGP Ingredients Inc.	17,743	1,177
*	Stoneridge Inc.	36,429	1,149
*	Glu Mobile Inc.	156,847	1,126
	ACCO Brands Corp.	143,055	1,126
	Fresh Del Monte Produce Inc.	41,561	1,120
	Andersons Inc.	39,987	1,089
*	Malibu Boats Inc. Class A	27,669	1,075
	Tupperware Brands Corp.	55,555	1,057
*	Cooper-Standard Holdings Inc.	22,906	1,050
	Lennar Corp. Class B	26,910	1,036
*	M/I Homes Inc.	36,119	1,031
*	Levi Strauss & Co. Class A	49,021	1,024
*,^	YETI Holdings Inc.	33,906	982
*	Modine Manufacturing Co.	64,465	922
	John B Sanfilippo & Son Inc.	11,548	920
*	Century Communities Inc.	34,354	913
^	Tootsie Roll Industries Inc.	24,102	890
	Phibro Animal Health Corp. Class A	26,566	844
*	GoPro Inc. Class A	152,259	831
	Kimball International Inc. Class B	46,939	818
*	William Lyon Homes Class A	42,954	783
	Tenneco Inc. Class A	69,727	773
*	Universal Electronics Inc.	17,123	702
	Ethan Allen Interiors Inc.	32,728	689
*,^	Fossil Group Inc.	59,449	684
^	National Beverage Corp.	15,202	678
*	Vista Outdoor Inc.	75,956	674
	National Presto Industries Inc.	6,773	632
*	Sonos Inc.	55,185	626
*	American Outdoor Brands Corp.	67,770	611
	Movado Group Inc.	21,240	573
*	Primo Water Corp.	46,290	569
*	elf Beauty Inc.	40,114	566
	Turning Point Brands Inc.	11,328	555
*	Motorcar Parts of America Inc.	24,983	535
^	Camping World Holdings Inc. Class A	40,403	502
	Tower International Inc.	24,781	483
	Johnson Outdoors Inc. Class A	6,252	466
	Clarus Corp.	31,540	455
*	MasterCraft Boat Holdings Inc.	22,563	442
*	Arlo Technologies Inc.	104,997	421
*	Beazer Homes USA Inc.	42,392	407
*	Central Garden & Pet Co.	15,049	406
*	Vera Bradley Inc.	32,558	391
	Limoneira Co.	19,434	388
*,^	New Age Beverages Corp.	83,110	387
*	Unifi Inc.	19,978	363
	Titan International Inc.	69,292	339
*	Lovesac Co.	10,720	333
	Hooker Furniture Corp.	15,264	315
*,^	22nd Century Group Inc.	148,514	310
*	Funko Inc. Class A	11,255	273
	Culp Inc.	13,935	265
	Rocky Brands Inc.	9,372	256
*	Seneca Foods Corp. Class A	9,066	252

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Akoustis Technologies Inc.	36,977	237
*	ZAGG Inc.	33,366	232
	Oil-Dri Corp. of America	6,706	228
	Superior Group of Cos. Inc.	13,164	226
*	Farmer Brothers Co.	13,700	224
	Bassett Furniture Industries Inc.	13,657	208
*,^	Revlon Inc. Class A	10,681	206
	Hamilton Beach Brands Holding Co. Class A	10,712	204
*	Craft Brew Alliance Inc.	14,279	200
	Weyco Group Inc.	7,434	199
*	Delta Apparel Inc.	8,147	189
*	Lifevantage Corp.	13,782	179
	Flexsteel Industries Inc.	9,749	166
*,^	Pyxus International Inc.	10,911	166
	Marine Products Corp.	10,544	163
	Lifetime Brands Inc.	15,628	148
	Escalade Inc.	12,067	138
*,^	Vuzix Corp.	30,030	123
	Acme United Corp.	5,355	121
*	Natural Alternatives International Inc.	10,100	118
	Dean Foods Co.	122,182	113
	Strattec Security Corp.	4,533	109
*	Veru Inc.	50,532	108
*,^	Reed’s Inc.	27,690	105
	Superior Industries International Inc.	30,144	104
*	RiceBran Technologies	33,557	98
*	Core Molding Technologies Inc.	12,449	93
*	Legacy Housing Corp.	7,084	88
*	Vince Holding Corp.	6,249	87
*,^	cbdMD Inc.	14,701	87
*	Nautilus Inc.	39,087	86
*	Lakeland Industries Inc.	7,656	86
*	Shiloh Industries Inc.	17,046	83
*	Nature’s Sunshine Products Inc.	8,635	80
	Alico Inc.	2,633	80
*	LS Starrett Co. Class A	11,175	74
*,^	Eastman Kodak Co.	29,730	71
*,^	Celsius Holdings Inc.	15,938	71
*	New Home Co. Inc.	17,246	66
*,^	S&W Seed Co.	24,763	65
*	Libbey Inc.	31,918	59
*,^	Castle Brands Inc.	123,932	57
*,^	Blink Charging Co.	20,953	56
	Kewaunee Scientific Corp.	2,881	55
*	Lipocine Inc.	24,909	49
*	Bridgford Foods Corp.	1,495	44
*	Hovnanian Enterprises Inc. Class A	5,850	44
*	US Auto Parts Network Inc.	35,456	44
*	Centric Brands Inc.	9,467	39
*	Emerson Radio Corp.	32,812	34
*	Tandy Leather Factory Inc.	5,825	32
*	Lifeway Foods Inc.	7,962	29
*,^	Nova Lifestyle Inc.	40,548	28
	Unique Fabricating Inc.	9,987	27
*	Zedge Inc. Class B	14,083	23
*	Alpha Pro Tech Ltd.	6,600	23
	Crown Crafts Inc.	4,478	21
*	Sequential Brands Group Inc.	33,489	18
	CompX International Inc.	1,065	18
*	JAKKS Pacific Inc.	24,492	17
	Rocky Mountain Chocolate Factory Inc.	1,888	16
*	Charles & Colvard Ltd.	9,432	15
*	Summer Infant Inc.	21,100	11
*	Greenlane Holdings Inc. Class A	969	9
*	Innovate Biopharmaceuticals Inc.	7,400	9
*	Dixie Group Inc.	13,898	8
*	Coffee Holding Co. Inc.	1,503	6
*	Willamette Valley Vineyards Inc.	800	6
*	Cyanotech Corp.	997	3
	Mannatech Inc.	100	2
			3,072,563
Consumer Services (13.8%)
*	Amazon.com Inc.	561,452	1,063,182
	Walt Disney Co.	2,405,649	335,925
	Home Depot Inc.	1,481,690	308,147
	Comcast Corp. Class A	6,050,549	255,817
*	Netflix Inc.	586,142	215,302
	Walmart Inc.	1,945,784	214,990
	McDonald’s Corp.	1,032,769	214,465
	Costco Wholesale Corp.	589,960	155,903
	Starbucks Corp.	1,565,566	131,241
*	Booking Holdings Inc.	58,923	110,463
	Lowe’s Cos. Inc.	1,076,325	108,612
	CVS Health Corp.	1,731,228	94,335
*	Charter Communications Inc. Class A	211,345	83,519
	TJX Cos. Inc.	1,480,006	78,263
	Target Corp.	694,501	60,151
	Walgreens Boots Alliance Inc.	1,055,274	57,692
	Marriott International Inc. Class A	368,274	51,665
	Ross Stores Inc.	496,809	49,244

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Dollar General Corp.	351,989	47,575
	Sysco Corp.	653,201	46,194
	Yum! Brands Inc.	410,216	45,399
	eBay Inc.	1,148,120	45,351
	Delta Air Lines Inc.	793,803	45,048
*	O’Reilly Automotive Inc.	105,965	39,135
	Hilton Worldwide Holdings Inc.	392,741	38,386
*	AutoZone Inc.	33,792	37,153
	McKesson Corp.	256,607	34,485
	Southwest Airlines Co.	658,629	33,445
*	Dollar Tree Inc.	308,582	33,139
	Las Vegas Sands Corp.	525,468	31,050
	Royal Caribbean Cruises Ltd.	224,664	27,231
*	Chipotle Mexican Grill Inc. Class A	37,078	27,174
*	United Continental Holdings Inc.	304,208	26,633
*	Ulta Beauty Inc.	75,621	26,232
	Carnival Corp.	530,422	24,691
	Omnicom Group Inc.	299,857	24,573
	Kroger Co.	1,068,248	23,192
	CBS Corp. Class B	449,018	22,406
	Best Buy Co. Inc.	306,401	21,365
*	Copart Inc.	282,650	21,125
	Expedia Group Inc.	153,079	20,364
	Darden Restaurants Inc.	165,292	20,121
*	CarMax Inc.	228,595	19,849
	MGM Resorts International	634,822	18,137
	AmerisourceBergen Corp. Class A	211,823	18,060
	Tractor Supply Co.	164,342	17,880
	American Airlines Group Inc.	539,549	17,595
	Fox Corp. Class A	475,371	17,418
*	Norwegian Cruise Line Holdings Ltd.	294,427	15,790
	Domino’s Pizza Inc.	55,637	15,483
*	Liberty Broadband Corp.	147,990	15,423
*	Burlington Stores Inc.	90,569	15,410
	Wynn Resorts Ltd.	123,913	15,364
	FactSet Research Systems Inc.	50,906	14,588
	Tiffany & Co.	155,367	14,549
	Viacom Inc. Class B	486,733	14,539
	Advance Auto Parts Inc.	91,507	14,105
*	Discovery Communications Inc.	451,743	12,852
*	Altice USA Inc. Class A	499,227	12,156
*	Live Nation Entertainment Inc.	182,847	12,114
	Vail Resorts Inc.	53,937	12,038
	Aramark	329,607	11,886
*	Bright Horizons Family Solutions Inc.	77,542	11,699
	Interpublic Group of Cos. Inc.	514,765	11,629
*	Trade Desk Inc. Class A	49,565	11,290
*	DISH Network Corp. Class A	293,285	11,265
^	Sirius XM Holdings Inc.	1,955,791	10,913
	Service Corp. International	230,853	10,799
	Nielsen Holdings plc	477,393	10,789
	Alaska Air Group Inc.	165,750	10,593
	Kohl’s Corp.	221,023	10,510
*,^	Uber Technologies Inc.	224,322	10,404
*	Liberty Media Corp-Liberty Formula One	261,156	9,770
*	GrubHub Inc.	121,665	9,489
*	ServiceMaster Global Holdings Inc.	181,413	9,450
*	Etsy Inc.	153,010	9,390
*	Caesars Entertainment Corp.	765,542	9,049
*	Roku Inc.	99,067	8,973
*	Five Below Inc.	74,610	8,955
	News Corp. Class A	659,227	8,893
	Dunkin’ Brands Group Inc.	110,789	8,825
	Macy’s Inc.	410,825	8,816
*	Planet Fitness Inc. Class A	117,798	8,533
*	Liberty Broadband Corp. Class A	81,016	8,332
	L Brands Inc.	314,000	8,195
*	Liberty Media Corp-Liberty SiriusXM Class C	214,965	8,164
	Sabre Corp.	367,468	8,158
	H&R Block Inc.	274,846	8,053
	Cable One Inc.	6,841	8,011
	Rollins Inc.	221,808	7,956
	Fox Corp. Class B	211,964	7,743
	Casey’s General Stores Inc.	49,396	7,705
*	JetBlue Airways Corp.	411,468	7,608
*	Grand Canyon Education Inc.	64,438	7,540
	Wyndham Hotels & Resorts Inc.	131,646	7,338
*	Qurate Retail Group Inc. QVC Group Class A	569,616	7,058
^	Williams-Sonoma Inc.	107,996	7,020
*	IAA Inc.	178,652	6,928
	Gap Inc.	382,570	6,875
*	Madison Square Garden Co. Class A	24,537	6,869

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	TripAdvisor Inc.	141,650	6,557
	New York Times Co. Class A	198,106	6,462
	Foot Locker Inc.	151,115	6,335
*,^	Discovery Communications Inc. Class A	206,031	6,325
*	Ollie’s Bargain Outlet Holdings Inc.	71,796	6,254
	Nexstar Media Group Inc. Class A	57,540	5,812
	Marriott Vacations Worldwide Corp.	59,873	5,772
*	Chegg Inc.	146,507	5,654
	Aaron’s Inc.	90,787	5,575
	Cracker Barrel Old Country Store Inc.	32,419	5,535
*	Performance Food Group Co.	135,227	5,413
	Wyndham Destinations Inc.	123,147	5,406
	Churchill Downs Inc.	46,399	5,339
	Dolby Laboratories Inc. Class A	81,341	5,255
	Cinemark Holdings Inc.	140,692	5,079
	Strategic Education Inc.	27,802	4,949
*	frontdoor Inc.	113,160	4,928
	Nordstrom Inc.	154,249	4,914
	Wendy’s Co.	250,759	4,910
	Sinclair Broadcast Group Inc. Class A	90,757	4,867
	Texas Roadhouse Inc. Class A	90,574	4,861
	Tribune Media Co. Class A	103,360	4,777
	Six Flags Entertainment Corp.	95,494	4,744
	KAR Auction Services Inc.	178,652	4,466
*	BJ’s Wholesale Club Holdings Inc.	168,209	4,441
	TEGNA Inc.	291,205	4,412
*	Spirit Airlines Inc.	92,375	4,409
	World Wrestling Entertainment Inc. Class A	59,641	4,307
*	AutoNation Inc.	102,230	4,287
	Extended Stay America Inc.	253,659	4,284
*	Liberty Media Corp-Liberty SiriusXM Class A	111,367	4,211
*	LiveRamp Holdings Inc.	86,274	4,183
*	Hilton Grand Vacations Inc.	128,968	4,104
	Hyatt Hotels Corp. Class A	52,419	3,991
	AMERCO	10,479	3,967
	SkyWest Inc.	65,379	3,967
	Choice Hotels International Inc.	44,913	3,908
*,^	Carvana Co. Class A	61,411	3,844
*	Floor & Decor Holdings Inc. Class A	91,553	3,836
	Graham Holdings Co. Class B	5,485	3,785
	American Eagle Outfitters Inc.	223,290	3,774
	Wingstop Inc.	39,533	3,746
	Morningstar Inc.	25,619	3,705
*	Yelp Inc. Class A	106,105	3,627
*,^	Eldorado Resorts Inc.	77,858	3,587
	Monro Inc.	41,809	3,566
*	Adtalem Global Education Inc.	78,091	3,518
*,^	Lyft Inc. Class A	53,510	3,516
*	Liberty Expedia Holdings Inc. Class A	73,531	3,514
*	Murphy USA Inc.	41,214	3,463
	Lithia Motors Inc. Class A	29,009	3,446
*	Cargurus Inc.	94,612	3,416
	Dick’s Sporting Goods Inc.	94,373	3,268
*	AMC Networks Inc. Class A	57,673	3,143
*	Sotheby’s	53,638	3,118
	Hillenbrand Inc.	77,153	3,053
*	Sprouts Farmers Market Inc.	158,538	2,995
*,^	RH	25,588	2,958
	Meredith Corp.	53,254	2,932
*	Penn National Gaming Inc.	150,082	2,891
	John Wiley & Sons Inc. Class A	62,620	2,872
*	Avis Budget Group Inc.	81,662	2,871
	Boyd Gaming Corp.	103,309	2,783
*	National Vision Holdings Inc.	89,125	2,739
	Jack in the Box Inc.	32,734	2,664
*	Shake Shack Inc. Class A	35,628	2,572
	Allegiant Travel Co. Class A	17,330	2,487
	Cheesecake Factory Inc.	55,825	2,441
	Bloomin’ Brands Inc.	123,705	2,339
*	Simply Good Foods Co.	95,667	2,304
*	Shutterfly Inc.	45,349	2,292
*	Asbury Automotive Group Inc.	27,025	2,279

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Core-Mark Holding Co. Inc.	57,313	2,276
*	Urban Outfitters Inc.	98,950	2,251
*	Laureate Education Inc. Class A	142,229	2,234
*	SeaWorld Entertainment Inc.	71,999	2,232
*	Groupon Inc. Class A	620,476	2,221
	Dine Brands Global Inc.	22,981	2,194
*,^	Chewy Inc.	62,378	2,183
*	Sally Beauty Holdings Inc.	161,653	2,156
	Dave & Buster’s Entertainment Inc.	52,405	2,121
	Penske Automotive Group Inc.	44,542	2,107
	Bed Bath & Beyond Inc.	174,495	2,028
	Red Rock Resorts Inc. Class A	91,506	1,966
*	Clear Channel Outdoor Holdings Inc.	415,822	1,963
	Brinker International Inc.	49,631	1,953
*	Gray Television Inc.	118,739	1,946
	Children’s Place Inc.	20,111	1,918
	Group 1 Automotive Inc.	23,237	1,903
	PriceSmart Inc.	37,092	1,896
	Viad Corp.	27,605	1,829
*	Cars.com Inc.	91,892	1,812
	Designer Brands Inc. Class A	93,654	1,795
*,^	Stitch Fix Inc. Class A	54,878	1,756
	Hawaiian Holdings Inc.	62,237	1,707
*	Career Education Corp.	88,282	1,684
	Lions Gate Entertainment Corp. Class B	142,099	1,650
*	Rent-A-Center Inc.	61,131	1,628
*	Denny’s Corp.	79,058	1,623
*	MSG Networks Inc.	75,834	1,573
*	K12 Inc.	50,881	1,547
	Big Lots Inc.	53,029	1,517
	Office Depot Inc.	715,824	1,475
*	Herc Holdings Inc.	31,904	1,462
	Abercrombie & Fitch Co.	89,153	1,430
*	Scientific Games Corp.	72,120	1,429
	Matthews International Corp. Class A	40,169	1,400
*,^	Upwork Inc.	84,593	1,360
	International Speedway Corp. Class A	30,203	1,356
*,^	Trupanion Inc.	37,239	1,345
*	Liberty Media Corp-Liberty Braves Class C	47,965	1,342
*	ANGI Homeservices Inc. Class A	101,452	1,320
*	Boot Barn Holdings Inc.	36,392	1,297
	Guess? Inc.	78,383	1,266
	Papa John’s International Inc.	27,759	1,241
	Signet Jewelers Ltd.	69,297	1,239
	BJ’s Restaurants Inc.	27,611	1,213
*	Weight Watchers International Inc.	62,282	1,190
	Gannett Co. Inc.	145,599	1,188
*	Liberty TripAdvisor Holdings Inc. Class A	94,736	1,175
*	Chefs’ Warehouse Inc.	33,392	1,171
*,^	Hertz Global Holdings Inc.	72,313	1,154
	Scholastic Corp.	34,121	1,134
*	Genesco Inc.	26,745	1,131
*	Quotient Technology Inc.	103,783	1,115
*	Liberty Media Corp-Liberty Formula One Class A	29,807	1,069
	EW Scripps Co. Class A	68,033	1,040
*	Stamps.com Inc.	22,692	1,027
	Caleres Inc.	51,417	1,024
*	SP Plus Corp.	30,923	987
	Entercom Communications Corp. Class A	167,109	969
	Marcus Corp.	29,337	967
^	Lions Gate Entertainment Corp. Class A	77,710	952
*	Michaels Cos. Inc.	108,070	940
^	Dillard’s Inc. Class A	14,710	916
*	QuinStreet Inc.	54,385	862
*	Providence Service Corp.	14,978	859
*	BrightView Holdings Inc.	43,769	819
	Ruth’s Hospitality Group Inc.	35,680	810
*	Houghton Mifflin Harcourt Co.	135,949	783
	Weis Markets Inc.	19,860	723
*	TechTarget Inc.	33,461	711
	New Media Investment Group Inc.	74,298	701
^	GameStop Corp. Class A	127,349	697
*	America’s Car-Mart Inc.	8,015	690
^	Buckle Inc.	39,531	684
	Sonic Automotive Inc. Class A	28,727	671
*	PlayAGS Inc.	33,944	660
*	Regis Corp.	39,644	658
*	Monarch Casino & Resort Inc.	15,316	655
	AMC Entertainment Holdings Inc. Class A	69,598	649
*	United Natural Foods Inc.	71,374	640

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	1-800-Flowers.com Inc. Class A	33,875	640
*	Zumiez Inc.	24,114	629
*	American Public Education Inc.	20,877	618
*	Grocery Outlet Holding Corp.	18,579	611
*	Lindblad Expeditions Holdings Inc.	33,048	593
	Ingles Markets Inc. Class A	18,917	589
	Winmark Corp.	3,401	589
*	MarineMax Inc.	35,323	581
^	Rite Aid Corp.	69,771	559
	National CineMedia Inc.	84,571	555
*	Party City Holdco Inc.	75,323	552
*	TrueCar Inc.	100,674	550
*,^	Revolve Group Inc.	15,746	543
	Chico’s FAS Inc.	157,920	532
*	Red Robin Gourmet Burgers Inc.	17,369	531
*	Del Taco Restaurants Inc.	41,337	530
*	Twin River Worldwide Holdings Inc.	17,465	520
	Carriage Services Inc. Class A	27,142	516
	SpartanNash Co.	43,652	509
*	Chuy’s Holdings Inc.	21,437	491
*	Avid Technology Inc.	53,656	489
*	Titan Machinery Inc.	23,701	488
*,^	Waitr Holdings Inc.	76,848	483
*	Clean Energy Fuels Corp.	173,089	462
*	Hibbett Sports Inc.	25,202	459
*,^	JC Penney Co. Inc.	399,803	456
*,^	HF Foods Group Inc.	13,080	455
*	PCM Inc.	12,754	447
*	Diplomat Pharmacy Inc.	73,026	445
*,^	Overstock.com Inc.	32,625	444
*,^	Lumber Liquidators Holdings Inc.	37,719	436
*	Conn’s Inc.	24,202	431
	Barnes & Noble Inc.	62,628	419
*	At Home Group Inc.	62,731	418
*	Care.com Inc.	37,988	417
*	Carrols Restaurant Group Inc.	45,917	415
^	PetMed Express Inc.	26,421	414
^	Shoe Carnival Inc.	14,879	411
*	Rubicon Project Inc.	59,823	380
*	Digital Turbine Inc.	75,668	378
	Haverty Furniture Cos. Inc.	22,201	378
	Tailored Brands Inc.	65,399	377
	Emerald Expositions Events Inc.	33,529	374
*	Fiesta Restaurant Group Inc.	28,153	370
*	Liberty Media Corp-Liberty Braves Class A	12,633	351
*	Drive Shack Inc.	72,521	340
*	Golden Entertainment Inc.	24,266	340
	Cato Corp. Class A	27,511	339
*	Cumulus Media Inc. Class A	18,126	336
	Nathan’s Famous Inc.	4,297	336
*	comScore Inc.	64,187	331
*	Del Frisco’s Restaurant Group Inc.	41,555	331
*	Reading International Inc. Class A	25,341	329
*	Century Casinos Inc.	33,152	322
	News Corp. Class B	22,990	321
	Speedway Motorsports Inc.	16,887	313
*	Select Interior Concepts Inc. Class A	26,163	305
*	El Pollo Loco Holdings Inc.	28,309	302
*	Hemisphere Media Group Inc. Class A	23,290	301
	Village Super Market Inc. Class A	10,801	286
	Entravision Communications Corp. Class A	88,548	276
*	Fluent Inc.	48,810	263
*	Habit Restaurants Inc. Class A	25,017	262
*	Boston Omaha Corp. Class A	11,274	261
*,^	Daily Journal Corp.	1,074	256
*	Mesa Air Group Inc.	27,731	253
*	Express Inc.	92,829	253
*	Marchex Inc. Class B	52,492	247
*	Sportsman’s Warehouse Holdings Inc.	63,762	241
*	Biglari Holdings Inc. Class B	2,276	236
	Saga Communications Inc. Class A	7,419	232
*	Liquidity Services Inc.	38,017	231
*	Noodles & Co. Class A	29,221	230
	Citi Trends Inc.	15,639	229
*	J Alexander’s Holdings Inc.	20,016	225
*	Duluth Holdings Inc.	16,259	221
	RCI Hospitality Holdings Inc.	11,477	201

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Tilly’s Inc. Class A	26,075	199
*	MDC Partners Inc. Class A	75,511	190
	Tile Shop Holdings Inc.	47,120	188
	Collectors Universe Inc.	8,514	182
	Tribune Publishing Co.	22,480	179
*	Red Lion Hotels Corp.	23,892	170
*,^	GNC Holdings Inc. Class A	108,755	163
*	Lands’ End Inc.	13,310	163
*	Container Store Group Inc.	20,580	151
*	Leaf Group Ltd.	20,217	150
*	Lee Enterprises Inc.	63,800	143
*	Barnes & Noble Education Inc.	42,279	142
*,^	Hertz Global Holdings Inc. Rights Exp. 07/12/2019	72,313	141
*	Potbelly Corp.	27,369	139
*	Alkaline Water Co. Inc.	62,416	136
*	Ascena Retail Group Inc.	222,066	135
*	Build-A-Bear Workshop Inc.	23,091	129
*	Travelzoo	8,232	127
*	Gaia Inc. Class A	16,289	123
*	Natural Grocers by Vitamin Cottage Inc.	11,815	119
*	Tuesday Morning Corp.	69,632	118
*	Zovio Inc. Class A	32,556	117
*	Rave Restaurant Group Inc.	34,295	106
*	Vitamin Shoppe Inc.	26,666	105
	AH Belo Corp. Class A	27,149	100
*	Destination XL Group Inc.	55,225	97
*	Biglari Holdings Inc.	169	90
*,^	LiveXLive Media Inc.	18,705	78
*	HyreCar Inc.	18,083	76
*	AutoWeb Inc.	20,942	74
*	RealReal Inc.	2,542	73
*	RealNetworks Inc.	35,959	68
	Ark Restaurants Corp.	3,264	67
	Chicken Soup For The Soul Entertainment Inc.	8,803	66
	Peak Resorts Inc.	13,873	66
*,^	Social Reality Inc. Class A	13,612	63
^	Big 5 Sporting Goods Corp.	31,098	61
*	Profire Energy Inc.	39,969	60
*,^	Youngevity International Inc.	10,582	60
*	A-Mark Precious Metals Inc.	4,552	59
*	Full House Resorts Inc.	31,564	59
	Educational Development Corp.	8,052	56
*	RTW RetailWinds Inc.	31,748	54
*	Emmis Communications Corp. Class A	11,066	53
*	Famous Dave’s of America Inc.	11,721	52
*	Urban One Inc.	26,330	52
	CSS Industries Inc.	10,197	50
	Townsquare Media Inc. Class A	8,492	46
	Dover Motorsports Inc.	21,298	44
	Viacom Inc. Class A	1,291	44
^	Pier 1 Imports Inc.	5,699	43
^	J. Jill Inc.	20,843	41
*	Kirkland’s Inc.	17,778	40
*,^	Stein Mart Inc.	46,076	40
*	Lazydays Holdings Inc.	7,816	39
*	Luby’s Inc.	35,510	38
*	Town Sports International Holdings Inc.	16,370	35
*	ONE Group Hospitality Inc.	10,901	35
*,^	Global Eagle Entertainment Inc.	53,015	34
*,^	Blue Apron Holdings Inc. Class A	4,905	33
*	EVINE Live Inc.	68,549	30
	TheStreet Inc.	4,400	27
*	McClatchy Co. Class A	10,174	27
*	Diversified Restaurant Holdings Inc.	34,766	26
*,^	Remark Holdings Inc.	29,949	25
*	VistaGen Therapeutics Inc.	34,420	25
	Salem Media Group Inc. Class A	10,229	25
*	Empire Resorts Inc.	2,558	25
	Natural Health Trends Corp.	2,982	24
*	Good Times Restaurants Inc.	13,056	23
*	Eastside Distilling Inc.	5,036	23
*	Francesca’s Holdings Corp.	40,409	20
*	Destination Maternity Corp.	14,630	19
*	Harte-Hanks Inc.	8,054	18
	Value Line Inc.	400	11
	Canterbury Park Holding Corp.	700	9
*	Insignia Systems Inc.	7,050	7
*	Monaker Group Inc.	1,980	6
*	Interpace Diagnostics Group Inc.	7,860	6
*	Valeritas Holdings Inc.	2,156	6

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Beasley Broadcast Group Inc. Class A	1,751	6
*	Sears Hometown and Outlet Stores Inc.	1,600	4
*	Urban One Inc. Class A	1,680	3
*	iPic Entertainment Inc. Class A	400	1
*	Dolphin Entertainment Inc.	500	1
*	BioHiTech Global Inc.	100	—
*	Genius Brands International Inc.	115	—
			5,435,217
Financials (19.4%)
*	Berkshire Hathaway Inc. Class B	2,546,317	542,798
	JPMorgan Chase & Co.	4,140,903	462,953
	Visa Inc. Class A	2,344,338	406,860
	Bank of America Corp.	11,497,475	333,427
	Mastercard Inc. Class A	1,222,657	323,429
	Wells Fargo & Co.	5,430,316	256,963
	Citigroup Inc.	3,108,030	217,655
	American Tower Corp.	591,734	120,980
	American Express Co.	862,034	106,409
	US Bancorp	1,936,731	101,485
	CME Group Inc.	479,472	93,070
	Goldman Sachs Group Inc.	450,223	92,116
	Chubb Ltd.	553,607	81,541
	PNC Financial Services Group Inc.	551,214	75,671
	S&P Global Inc.	332,048	75,637
	Morgan Stanley	1,709,989	74,915
	Crown Castle International Corp.	554,449	72,272
	BlackRock Inc.	148,018	69,465
	Prologis Inc.	843,609	67,573
	Marsh & McLennan Cos. Inc.	674,830	67,314
	Simon Property Group Inc.	412,915	65,967
	Charles Schwab Corp.	1,629,665	65,496
	Intercontinental Exchange Inc.	761,768	65,466
	Progressive Corp.	782,079	62,512
	American International Group Inc.	1,165,936	62,121
	Aon plc	321,653	62,073
	Capital One Financial Corp.	627,730	56,960
	Equinix Inc.	112,589	56,778
	Prudential Financial Inc.	547,954	55,343
	Aflac Inc.	1,008,206	55,260
	Bank of New York Mellon Corp.	1,157,795	51,117
	BB&T Corp.	1,024,117	50,315
	Travelers Cos. Inc.	333,289	49,833
	MetLife Inc.	962,258	47,795
	Public Storage	197,745	47,097
	Welltower Inc.	539,782	44,008
	Allstate Corp.	419,920	42,702
	Moody’s Corp.	218,483	42,672
	Equity Residential	496,748	37,713
	AvalonBay Communities Inc.	185,288	37,647
	SunTrust Banks Inc.	592,917	37,265
	Discover Financial Services	440,375	34,169
*	SBA Communications Corp. Class A	151,674	34,102
	Ventas Inc.	490,414	33,520
	T. Rowe Price Group Inc.	301,639	33,093
	Digital Realty Trust Inc.	276,932	32,620
*	IHS Markit Ltd.	505,466	32,208
	Synchrony Financial	893,296	30,971
	M&T Bank Corp.	176,826	30,073
	Realty Income Corp.	416,570	28,731
	Fifth Third Bancorp	1,020,835	28,481
	State Street Corp.	482,233	27,034
	Boston Properties Inc.	207,763	26,801
	Hartford Financial Services Group Inc.	479,820	26,736
	Ameriprise Financial Inc.	182,846	26,542
	Weyerhaeuser Co.	1,000,252	26,347
	Essex Property Trust Inc.	88,355	25,793
	MSCI Inc. Class A	107,174	25,592
	Northern Trust Corp.	282,940	25,465
	KeyCorp	1,370,930	24,334
*	CBRE Group Inc. Class A	434,365	22,283
	Citizens Financial Group Inc.	619,580	21,908
	Equifax Inc.	161,809	21,883
	First Republic Bank	223,452	21,820
	Arthur J Gallagher & Co.	246,923	21,628
	Principal Financial Group Inc.	372,576	21,580
	Cincinnati Financial Corp.	207,320	21,493
	Alexandria Real Estate Equities Inc.	151,340	21,353
	HCP Inc.	640,295	20,477
	Regions Financial Corp.	1,361,135	20,335
	Huntington Bancshares Inc.	1,411,056	19,501
	Loews Corp.	356,175	19,472
*	Markel Corp.	17,708	19,295
*	Arch Capital Group Ltd.	512,531	19,005
	TD Ameritrade Holding Corp.	377,712	18,855

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Host Hotels & Resorts Inc.	993,898	18,109
	WP Carey Inc.	222,792	18,086
	Mid-America Apartment Communities Inc.	152,729	17,985
	Lincoln National Corp.	275,186	17,736
	Extra Space Storage Inc.	162,560	17,248
	Annaly Capital Management Inc.	1,888,493	17,242
	KKR & Co. Inc. Class A	680,956	17,208
	Ally Financial Inc.	539,341	16,714
	UDR Inc.	370,134	16,615
	MarketAxess Holdings Inc.	50,609	16,267
*	SVB Financial Group	70,333	15,796
	Cboe Global Markets Inc.	150,923	15,640
	Comerica Inc.	212,985	15,471
	Duke Realty Corp.	482,540	15,253
	Invitation Homes Inc.	563,603	15,065
	Nasdaq Inc.	154,216	14,831
	E*TRADE Financial Corp.	329,901	14,714
	Vornado Realty Trust	229,313	14,699
	Raymond James Financial Inc.	170,602	14,424
	Regency Centers Corp.	215,634	14,391
*	Berkshire Hathaway Inc. Class A	45	14,326
	Sun Communities Inc.	110,414	14,154
	Fidelity National Financial Inc.	349,960	14,103
	Camden Property Trust	129,589	13,528
	Everest Re Group Ltd.	54,367	13,438
	Equity LifeStyle Properties Inc.	108,866	13,210
	Reinsurance Group of America Inc. Class A	84,556	13,193
	Franklin Resources Inc.	374,724	13,040
	Federal Realty Investment Trust	99,312	12,787
*	Alleghany Corp.	18,331	12,485
	WR Berkley Corp.	184,371	12,156
	AGNC Investment Corp.	714,751	12,022
	Torchmark Corp.	134,329	12,017
	Iron Mountain Inc.	383,747	12,011
	VICI Properties Inc.	539,090	11,882
	VEREIT Inc.	1,298,409	11,699
	Zions Bancorp NA	253,339	11,649
	National Retail Properties Inc.	218,428	11,579
	Western Union Co.	579,130	11,519
	Invesco Ltd.	549,436	11,241
	Voya Financial Inc.	202,868	11,219
	Brown & Brown Inc.	319,732	10,711
	Gaming and Leisure Properties Inc.	272,861	10,636
	Omega Healthcare Investors Inc.	286,850	10,542
	SEI Investments Co.	184,840	10,370
	Kilroy Realty Corp.	135,975	10,036
	RenaissanceRe Holdings Ltd.	56,186	10,002
	Liberty Property Trust	199,446	9,980
	Kimco Realty Corp.	534,332	9,874
	Apartment Investment & Management Co.	188,979	9,472
	Lamar Advertising Co. Class A	113,801	9,185
*	Athene Holding Ltd. Class A	211,228	9,095
	East West Bancorp Inc.	193,256	9,039
	SL Green Realty Corp.	112,200	9,018
	People’s United Financial Inc.	532,337	8,933
	STORE Capital Corp.	268,596	8,915
	American Financial Group Inc.	86,829	8,897
	CyrusOne Inc.	153,387	8,853
	LPL Financial Holdings Inc.	108,264	8,831
	Assurant Inc.	82,380	8,764
	Unum Group	259,330	8,701
	Erie Indemnity Co. Class A	34,173	8,690
	Medical Properties Trust Inc.	497,315	8,673
	Douglas Emmett Inc.	217,321	8,658
	Jones Lang LaSalle Inc.	61,346	8,631
	Old Republic International Corp.	385,000	8,616
	American Campus Communities Inc.	185,367	8,557
	Americold Realty Trust	263,609	8,546
	New Residential Investment Corp.	550,210	8,468
	CubeSmart	251,481	8,410
	AXA Equitable Holdings Inc.	395,983	8,276
	American Homes 4 Rent Class A	338,406	8,227
	Signature Bank	67,903	8,205
	Starwood Property Trust Inc.	351,426	7,984
*	GCI Liberty Inc. Class A	129,569	7,963
	Commerce Bancshares Inc.	133,471	7,963
*	Credit Acceptance Corp.	16,376	7,923

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	First American Financial Corp.	141,946	7,622
	Healthcare Trust of America Inc. Class A	276,306	7,579
	Park Hotels & Resorts Inc.	268,698	7,405
	EPR Properties	99,216	7,401
	Hanover Insurance Group Inc.	57,032	7,317
	Popular Inc.	133,410	7,236
	Cousins Properties Inc.	199,082	7,201
	Brixmor Property Group Inc.	398,068	7,117
	CIT Group Inc.	135,193	7,103
	Cullen/Frost Bankers Inc.	75,002	7,025
	Hudson Pacific Properties Inc.	207,922	6,918
	Primerica Inc.	57,151	6,855
	Synovus Financial Corp.	195,134	6,830
*	Howard Hughes Corp.	54,850	6,793
*,^	Zillow Group Inc.	145,670	6,758
	Radian Group Inc.	287,119	6,561
	Affiliated Managers Group Inc.	70,672	6,512
*	MGIC Investment Corp.	485,272	6,376
	Eaton Vance Corp.	147,017	6,341
	Axis Capital Holdings Ltd.	106,080	6,328
	First Horizon National Corp.	423,094	6,317
	PacWest Bancorp	162,395	6,306
	Macerich Co.	188,202	6,303
	JBG SMITH Properties	159,739	6,284
	Sterling Bancorp	292,106	6,216
	First Industrial Realty Trust Inc.	168,686	6,198
	Kemper Corp.	70,972	6,124
	Blackstone Mortgage Trust Inc. Class A	169,789	6,041
	New York Community Bancorp Inc.	603,169	6,020
	Selective Insurance Group Inc.	79,959	5,988
	Webster Financial Corp.	124,678	5,956
	Lazard Ltd. Class A	173,083	5,952
	Prosperity Bancshares Inc.	89,806	5,932
*	Essent Group Ltd.	125,833	5,913
	Life Storage Inc.	62,131	5,907
	Jefferies Financial Group Inc.	304,381	5,853
	Rexford Industrial Realty Inc.	144,565	5,836
	Highwoods Properties Inc.	139,803	5,774
*	Brighthouse Financial Inc.	157,047	5,762
	SLM Corp.	587,166	5,707
	CoreSite Realty Corp.	49,279	5,675
	Assured Guaranty Ltd.	134,740	5,670
	EastGroup Properties Inc.	48,722	5,651
	Pinnacle Financial Partners Inc.	97,826	5,623
	Wintrust Financial Corp.	76,669	5,609
*	Western Alliance Bancorp	125,054	5,592
	FirstCash Inc.	55,588	5,560
	IBERIABANK Corp.	73,084	5,543
^	First Financial Bankshares Inc.	174,396	5,370
	Healthcare Realty Trust Inc.	171,303	5,365
	Rayonier Inc.	176,566	5,350
	Stifel Financial Corp.	90,506	5,345
	Hospitality Properties Trust	212,201	5,305
	Spirit Realty Capital Inc.	124,034	5,291
	United Bankshares Inc.	140,846	5,224
	Interactive Brokers Group Inc.	95,595	5,181
	FNB Corp.	439,013	5,167
	Equity Commonwealth	155,544	5,058
	STAG Industrial Inc.	167,080	5,052
	Ryman Hospitality Properties Inc.	61,676	5,001
	Bank OZK	164,161	4,940
	Pebblebrook Hotel Trust	174,261	4,911
	Janus Henderson Group plc	227,722	4,873
	Umpqua Holdings Corp.	292,950	4,860
	Outfront Media Inc.	187,909	4,846
	RLI Corp.	56,501	4,843
	Chimera Investment Corp.	253,316	4,780
	Sabra Health Care REIT Inc.	240,886	4,743
	Terreno Realty Corp.	96,513	4,733
	Bank of Hawaii Corp.	56,805	4,710
	Hancock Whitney Corp.	117,026	4,688
	Community Bank System Inc.	71,188	4,687
	First Hawaiian Inc.	180,475	4,669
	Valley National Bancorp	430,889	4,645
	Associated Banc-Corp	217,884	4,606
	Glacier Bancorp Inc.	113,422	4,599
	Apple Hospitality REIT Inc.	289,919	4,598
	Two Harbors Investment Corp.	359,219	4,551
	Navient Corp.	333,073	4,546
	MFA Financial Inc.	619,569	4,449
	BankUnited Inc.	131,418	4,434
	Weingarten Realty Investors	161,671	4,433
	PS Business Parks Inc.	26,097	4,398

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Legg Mason Inc.	114,778	4,394
*	LendingTree Inc.	10,401	4,369
	TCF Financial Corp.	205,228	4,267
	National Health Investors Inc.	54,251	4,233
	White Mountains Insurance Group Ltd.	4,115	4,203
	Physicians Realty Trust	240,717	4,198
	Sunstone Hotel Investors Inc.	304,952	4,181
*	Texas Capital Bancshares Inc.	67,755	4,158
	RLJ Lodging Trust	234,147	4,154
	Federated Investors Inc. Class B	127,674	4,149
	Evercore Inc. Class A	46,514	4,120
	UMB Financial Corp.	62,346	4,104
	Home BancShares Inc.	211,714	4,078
	Paramount Group Inc.	287,503	4,028
	Cathay General Bancorp	110,371	3,963
	CVB Financial Corp.	185,800	3,907
	Corporate Office Properties Trust	148,067	3,905
	Chemical Financial Corp.	94,513	3,885
	Old National Bancorp	231,613	3,842
	Fulton Financial Corp.	234,273	3,835
	Agree Realty Corp.	59,660	3,821
	CenterState Bank Corp.	165,636	3,815
	Washington Federal Inc.	108,552	3,792
	CareTrust REIT Inc.	156,818	3,729
	BancorpSouth Bank	128,339	3,727
	Apollo Commercial Real Estate Finance Inc.	202,086	3,716
	CNO Financial Group Inc.	220,048	3,670
	Atlantic Union Bankshares Corp.	103,099	3,642
*	Zillow Group Inc. Class A	77,916	3,565
	Columbia Banking System Inc.	98,261	3,555
	South State Corp.	48,221	3,552
	Cadence BanCorp Class A	168,821	3,511
	OneMain Holdings Inc.	101,711	3,439
	Piedmont Office Realty Trust Inc. Class A	172,398	3,436
	Investors Bancorp Inc.	307,788	3,432
	Retail Properties of America Inc.	290,977	3,422
	Kennedy-Wilson Holdings Inc.	166,282	3,420
	Empire State Realty Trust Inc.	230,654	3,416
	Santander Consumer USA Holdings Inc.	142,569	3,416
	QTS Realty Trust Inc. Class A	73,416	3,390
	Independent Bank Corp.	44,328	3,376
	CoreCivic Inc.	162,339	3,370
	Brandywine Realty Trust	233,008	3,337
	GEO Group Inc.	158,794	3,336
	First Citizens BancShares Inc. Class A	7,264	3,271
	Taubman Centers Inc.	78,691	3,213
	Argo Group International Holdings Ltd.	43,351	3,210
	Xenia Hotels & Resorts Inc.	153,326	3,197
	Columbia Property Trust Inc.	153,460	3,183
	PotlatchDeltic Corp.	81,580	3,180
	International Bancshares Corp.	84,204	3,175
	American Equity Investment Life Holding Co.	116,704	3,170
	First BanCorp	286,915	3,168
*	Green Dot Corp. Class A	64,619	3,160
	Colony Capital Inc.	631,819	3,159
	American Assets Trust Inc.	65,577	3,090
	United Community Banks Inc.	105,394	3,010
	Acadia Realty Trust	109,125	2,987
	Brookfield Property REIT Inc. Class A	157,812	2,981
	First Financial Bancorp	121,830	2,951
	BOK Financial Corp.	38,737	2,924
	First Midwest Bancorp Inc.	142,119	2,909
	WSFS Financial Corp.	70,328	2,905
	DiamondRock Hospitality Co.	278,704	2,882
	Lexington Realty Trust	299,176	2,815
	Renasant Corp.	78,223	2,811
	WesBanco Inc.	72,722	2,803
	Washington REIT	104,722	2,799
	Great Western Bancorp Inc.	78,360	2,799
	Invesco Mortgage Capital Inc.	168,519	2,717
	Simmons First National Corp. Class A	116,213	2,703
	Retail Opportunity Investments Corp.	153,885	2,636
	ProAssurance Corp.	72,491	2,618
	Mack-Cali Realty Corp.	112,383	2,617
	LegacyTexas Financial Group Inc.	64,252	2,616
	Senior Housing Properties Trust	314,475	2,601

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	First Merchants Corp.	68,150	2,583
	Trustmark Corp.	77,127	2,564
	Towne Bank	93,180	2,542
	Pacific Premier Bancorp Inc.	82,147	2,537
	Banner Corp.	46,232	2,503
*	Cannae Holdings Inc.	86,262	2,500
*	Genworth Financial Inc. Class A	670,277	2,487
	Four Corners Property Trust Inc.	90,710	2,479
	Urban Edge Properties	142,525	2,470
	Capitol Federal Financial Inc.	177,411	2,443
	LTC Properties Inc.	53,495	2,443
	Kinsale Capital Group Inc.	26,440	2,419
*	NMI Holdings Inc. Class A	85,123	2,417
	Independent Bank Group Inc.	43,673	2,400
	SITE Centers Corp.	180,989	2,396
*	Enstar Group Ltd.	13,637	2,377
	Northwest Bancshares Inc.	134,558	2,370
	Hope Bancorp Inc.	171,228	2,360
	Mercury General Corp.	37,652	2,353
*	Cushman & Wakefield plc	130,174	2,328
	Eagle Bancorp Inc.	42,982	2,327
	Ameris Bancorp	58,673	2,299
	Chesapeake Lodging Trust	80,029	2,274
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	80,472	2,268
	NBT Bancorp Inc.	59,767	2,242
*	eHealth Inc.	26,012	2,240
	Virtu Financial Inc. Class A	101,761	2,216
	HFF Inc. Class A	48,688	2,214
	Uniti Group Inc.	232,271	2,207
	Horace Mann Educators Corp.	54,531	2,197
	First Interstate BancSystem Inc. Class A	55,429	2,196
	Westamerica Bancorporation	35,043	2,159
	National Storage Affiliates Trust	74,395	2,153
	Essential Properties Realty Trust Inc.	106,166	2,128
	PennyMac Mortgage Investment Trust	97,284	2,124
	Moelis & Co. Class A	60,477	2,114
	Redwood Trust Inc.	126,834	2,097
	Alexander & Baldwin Inc.	90,614	2,093
	Hilltop Holdings Inc.	97,932	2,083
	Walker & Dunlop Inc.	39,017	2,076
	ServisFirst Bancshares Inc.	60,002	2,056
	Ladder Capital Corp. Class A	122,389	2,033
	BGC Partners Inc. Class A	386,928	2,024
	Tanger Factory Outlet Centers Inc.	123,191	1,997
	Houlihan Lokey Inc. Class A	44,810	1,995
	First Busey Corp.	75,292	1,988
	Global Net Lease Inc.	98,913	1,941
	Provident Financial Services Inc.	79,617	1,931
	National General Holdings Corp.	83,971	1,926
*	Axos Financial Inc.	70,667	1,926
	Heartland Financial USA Inc.	43,034	1,925
	Safety Insurance Group Inc.	20,022	1,905
	First Commonwealth Financial Corp.	140,789	1,896
^	Seritage Growth Properties Class A	43,947	1,888
	Artisan Partners Asset Management Inc. Class A	68,354	1,881
	Berkshire Hills Bancorp Inc.	58,261	1,829
	Employers Holdings Inc.	42,854	1,811
*	LendingClub Corp.	548,532	1,799
	OceanFirst Financial Corp.	72,252	1,795
	Industrial Logistics Properties Trust	85,605	1,782
	Community Healthcare Trust Inc.	45,037	1,775
	Colony Credit Real Estate Inc.	113,231	1,755
	James River Group Holdings Ltd.	37,332	1,751
	Park National Corp.	17,613	1,751
	Office Properties Income Trust	66,188	1,739
	Ares Management Corp.	66,420	1,738
	New York Mortgage Trust Inc.	278,008	1,724
*	PRA Group Inc.	61,218	1,723
	NexPoint Residential Trust Inc.	41,470	1,717

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	PennyMac Financial Services Inc.	77,405	1,717
	Kite Realty Group Trust	112,088	1,696
	Sandy Spring Bancorp Inc.	48,429	1,689
	S&T Bancorp Inc.	44,726	1,676
*	World Acceptance Corp.	10,123	1,661
	Waddell & Reed Financial Inc. Class A	99,654	1,661
	AMERISAFE Inc.	26,049	1,661
	Newmark Group Inc. Class A	184,202	1,654
*	Redfin Corp.	91,621	1,647
	Monmouth Real Estate Investment Corp.	121,019	1,640
	FGL Holdings	194,640	1,635
	OFG Bancorp	67,796	1,612
*	Seacoast Banking Corp. of Florida	63,106	1,605
	CatchMark Timber Trust Inc. Class A	153,175	1,601
	American Finance Trust Inc.	144,897	1,579
^	Innovative Industrial Properties Inc.	12,765	1,577
	Getty Realty Corp.	50,690	1,559
	Summit Hotel Properties Inc.	135,655	1,556
	Kearny Financial Corp.	117,010	1,555
	City Holding Co.	20,341	1,551
	TFS Financial Corp.	84,967	1,535
	Heritage Financial Corp.	51,960	1,535
	Tompkins Financial Corp.	18,553	1,514
	Easterly Government Properties Inc.	83,542	1,513
	New Senior Investment Group Inc.	225,107	1,513
	Lakeland Financial Corp.	32,206	1,508
	Brookline Bancorp Inc.	97,413	1,498
	Cohen & Steers Inc.	28,793	1,481
*	Encore Capital Group Inc.	43,615	1,477
	Veritex Holdings Inc.	56,597	1,469
	ARMOUR Residential REIT Inc.	78,625	1,466
	United Fire Group Inc.	29,823	1,445
	Hamilton Lane Inc. Class A	25,163	1,436
	Southside Bancshares Inc.	44,218	1,432
	Piper Jaffray Cos.	19,157	1,423
	First Bancorp	38,488	1,402
	Universal Health Realty Income Trust	16,465	1,398
	Independence Realty Trust Inc.	120,720	1,397
	TPG RE Finance Trust Inc.	72,152	1,392
	BancFirst Corp.	24,509	1,364
	Meta Financial Group Inc.	48,465	1,359
	Boston Private Financial Holdings Inc.	111,475	1,345
	American National Insurance Co.	11,513	1,341
	TriCo Bancshares	35,369	1,337
	Clearway Energy Inc.	79,138	1,334
^	Arbor Realty Trust Inc.	106,801	1,294
	Enterprise Financial Services Corp.	31,038	1,291
	Stewart Information Services Corp.	31,767	1,286
	Flagstar Bancorp Inc.	37,895	1,256
	RPT Realty	102,704	1,244
	National Bank Holdings Corp. Class A	34,150	1,240
	Granite Point Mortgage Trust Inc.	64,024	1,229
*	Focus Financial Partners Inc. Class A	43,793	1,196
	PJT Partners Inc.	29,342	1,189
	Armada Hoffler Properties Inc.	70,103	1,160
	Chatham Lodging Trust	61,271	1,156
^	Realogy Holdings Corp.	159,518	1,155
	Clearway Energy Inc. Class A	70,646	1,143
	Universal Insurance Holdings Inc.	40,949	1,142
	Meridian Bancorp Inc.	63,491	1,136
	Central Pacific Financial Corp.	37,700	1,129
	iStar Inc.	89,438	1,111
*	WillScot Corp. Class A	73,788	1,110
	Stock Yards Bancorp Inc.	30,465	1,101
	Washington Trust Bancorp Inc.	21,093	1,101
	Global Medical REIT Inc.	104,150	1,094
*	Third Point Reinsurance Ltd.	104,190	1,075
	WisdomTree Investments Inc.	173,550	1,071
	ConnectOne Bancorp Inc.	46,153	1,046
*	MBIA Inc.	110,420	1,028
*	HomeStreet Inc.	34,600	1,026
	Lakeland Bancorp Inc.	63,326	1,023
	Franklin Street Properties Corp.	138,256	1,020
	Alexander’s Inc.	2,722	1,008
	Bryn Mawr Bank Corp.	26,875	1,003
*	Triumph Bancorp Inc.	34,489	1,002
*	Enova International Inc.	43,423	1,001

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Virtus Investment Partners Inc.	9,290	998
	Carolina Financial Corp.	28,224	990
*	Ambac Financial Group Inc.	58,493	986
	Investors Real Estate Trust	16,575	972
*	Columbia Financial Inc.	64,281	971
	Univest Financial Corp.	36,950	970
	Oritani Financial Corp.	54,513	967
	RMR Group Inc. Class A	20,491	963
	Great Southern Bancorp Inc.	15,989	957
	United Financial Bancorp Inc.	67,462	957
*	Marcus & Millichap Inc.	30,896	953
	Washington Prime Group Inc.	248,670	950
	Saul Centers Inc.	16,885	948
	TrustCo Bank Corp. NY	119,531	947
	Capstead Mortgage Corp.	110,610	924
	Nelnet Inc. Class A	15,461	916
	Camden National Corp.	19,868	911
	German American Bancorp Inc.	30,175	909
	Urstadt Biddle Properties Inc. Class A	43,106	905
	Hanmi Financial Corp.	40,071	892
	Northfield Bancorp Inc.	56,488	882
	Fidelity Southern Corp.	28,471	882
	Horizon Bancorp Inc.	53,501	874
	FBL Financial Group Inc. Class A	13,698	874
*	INTL. FCStone Inc.	22,023	872
*	Allegiance Bancshares Inc.	26,079	869
	Preferred Bank	18,279	864
	FB Financial Corp.	23,238	851
	Gladstone Commercial Corp.	40,077	850
	Hersha Hospitality Trust Class A	51,224	847
	Community Trust Bancorp Inc.	19,999	846
	Preferred Apartment Communities Inc. Class A	56,157	840
	Federal Agricultural Mortgage Corp.	11,344	824
	State Auto Financial Corp.	23,328	816
	Flushing Financial Corp.	36,746	816
	Dime Community Bancshares Inc.	42,665	810
*	Customers Bancorp Inc.	38,154	801
	Banc of California Inc.	57,199	799
*	St. Joe Co.	45,998	795
	Origin Bancorp Inc.	23,623	780
	Front Yard Residential Corp.	63,364	774
	RE/MAX Holdings Inc. Class A	25,079	771
	Midland States Bancorp Inc.	28,706	767
	Peoples Bancorp Inc.	23,390	755
	National Western Life Group Inc. Class A	2,933	754
	First Defiance Financial Corp.	26,244	750
*	Mr Cooper Group Inc.	92,963	745
	Amalgamated Bank Class A	42,590	743
	Bank of Marin Bancorp	17,342	711
*	TriState Capital Holdings Inc.	33,117	707
	First Community Bankshares Inc.	20,932	707
	Clipper Realty Inc.	63,047	705
	Republic Bancorp Inc. Class A	14,155	704
	Retail Value Inc.	20,185	702
	Bridge Bancorp Inc.	23,747	700
	Independent Bank Corp.	32,040	698
	Mercantile Bank Corp.	21,414	698
	Arrow Financial Corp.	19,987	694
	Heritage Commerce Corp.	56,497	692
*	Nicolet Bankshares Inc.	11,144	692
^	CorEnergy Infrastructure Trust Inc.	17,400	690
	AG Mortgage Investment Trust Inc.	42,472	675
	Western Asset Mortgage Capital Corp.	67,631	675
	CBTX Inc.	23,974	675
	CorePoint Lodging Inc.	54,016	669
	Whitestone REIT	51,730	656
	First Foundation Inc.	48,041	646
	Peapack Gladstone Financial Corp.	22,776	640
	Ready Capital Corp.	42,662	636
	1st Source Corp.	13,592	631
	First of Long Island Corp.	31,289	628
	QCR Holdings Inc.	17,939	626
^	Goosehead Insurance Inc. Class A	12,942	619
*	Bancorp Inc.	69,142	617
	United Community Financial Corp.	63,620	609
	Diamond Hill Investment Group Inc.	4,291	608

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	KKR Real Estate Finance Trust Inc.	30,388	605
	Ellington Financial Inc.	33,521	602
	Plymouth Industrial REIT Inc.	31,801	602
	Waterstone Financial Inc.	34,796	594
	One Liberty Properties Inc.	20,480	593
	People’s Utah Bancorp	20,164	593
	Opus Bank	27,927	590
	Financial Institutions Inc.	19,793	577
	First Financial Corp.	14,300	574
	HomeTrust Bancshares Inc.	22,842	574
*	FRP Holdings Inc.	10,155	566
*	EZCORP Inc. Class A	59,767	566
	City Office REIT Inc.	46,877	562
*	Cowen Inc. Class A	32,539	559
	First Mid Bancshares Inc.	15,926	556
	Live Oak Bancshares Inc.	32,174	552
^	Pennsylvania REIT	82,786	538
	Bar Harbor Bankshares	19,940	530
*	Atlantic Capital Bancshares Inc.	30,840	528
	Jernigan Capital Inc.	25,674	526
	UMH Properties Inc.	42,323	525
	Dynex Capital Inc.	31,153	522
*	Byline Bancorp Inc.	27,276	522
	First Bancshares Inc.	17,186	521
	Farmers National Banc Corp.	34,010	504
	CNB Financial Corp.	17,546	495
	Anworth Mortgage Asset Corp.	130,375	494
	Spirit MTA REIT	59,226	494
	Ares Commercial Real Estate Corp.	32,795	487
	Old Second Bancorp Inc.	37,528	479
*	Equity Bancshares Inc. Class A	17,816	475
*,^	Health Insurance Innovations Inc. Class A	18,165	471
	Old Line Bancshares Inc.	17,503	466
	Heritage Insurance Holdings Inc.	30,176	465
^	Safehold Inc.	15,047	454
	Franklin Financial Network Inc.	16,223	452
	Exantas Capital Corp.	39,487	447
	Ladenburg Thalmann Financial Services Inc.	129,636	445
	Bluerock Residential Growth REIT Inc. Class A	37,632	442
	American National Bankshares Inc.	11,314	438
	West Bancorporation Inc.	20,495	435
	Sierra Bancorp	15,939	432
	Business First Bancshares Inc.	16,863	429
^	Orchid Island Capital Inc.	66,634	424
	Citizens & Northern Corp.	15,926	419
	Cambridge Bancorp	5,131	418
	PCSB Financial Corp.	20,540	416
*	Och-Ziff Capital Management Group Inc. Class A	18,112	416
	EMC Insurance Group Inc.	11,490	414
	RBB Bancorp	21,166	409
*	Rafael Holdings Inc. Class B	14,091	405
	HCI Group Inc.	9,953	403
*	Tejon Ranch Co.	24,213	402
	Summit Financial Group Inc.	14,949	401
*,^	Citizens Inc. Class A	54,796	400
	Braemar Hotels & Resorts Inc.	40,146	397
	MidWestOne Financial Group Inc.	14,041	393
	Southern National Bancorp of Virginia Inc.	25,560	391
	United Insurance Holdings Corp.	27,288	389
	Civista Bancshares Inc.	17,153	385
	Ashford Hospitality Trust Inc.	128,953	383
	First Bancorp Inc.	14,202	381
	Westwood Holdings Group Inc.	10,657	375
	BBX Capital Corp. Class A	76,324	375
	Home Bancorp Inc.	9,723	374
*	Bridgewater Bancshares Inc.	32,257	372
	Hingham Institution for Savings	1,869	370
	Farmers & Merchants Bancorp Inc.	12,503	364
	Global Indemnity Ltd.	11,637	360
	National Bankshares Inc.	9,254	360
	ACNB Corp.	9,069	359
*	Safeguard Scientifics Inc.	29,463	356
*	HarborOne Bancorp Inc.	18,900	354
	Central Valley Community Bancorp	16,485	354
*	Spirit of Texas Bancshares Inc.	15,704	353
*	International Money Express Inc.	24,968	352
	Northrim BanCorp Inc.	9,849	351

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Western New England Bancorp Inc.	37,428	350
	Peoples Financial Services Corp.	7,752	349
*	Greenlight Capital Re Ltd. Class A	40,839	347
	Southern Missouri Bancorp Inc.	9,950	347
	Macatawa Bank Corp.	33,734	346
	Merchants Bancorp	20,018	341
	Oppenheimer Holdings Inc. Class A	12,518	341
	MutualFirst Financial Inc.	9,944	338
	Century Bancorp Inc. Class A	3,846	338
*	Regional Management Corp.	12,819	338
*	Southern First Bancshares Inc.	8,618	337
	Arlington Asset Investment Corp. Class A	48,657	335
	Guaranty Bancshares Inc.	10,729	334
*	SmartFinancial Inc.	15,354	333
*	Republic First Bancorp Inc.	66,787	328
	Enterprise Bancorp Inc.	10,169	322
*	Howard Bancorp Inc.	20,657	313
	Cherry Hill Mortgage Investment Corp.	19,460	311
	Territorial Bancorp Inc.	9,930	307
*	Baycom Corp.	13,851	303
	Donegal Group Inc. Class A	19,688	301
*	Ocwen Financial Corp.	143,480	297
*	Victory Capital Holdings Inc. Class A	17,285	297
*	On Deck Capital Inc.	71,186	295
	Investar Holding Corp.	12,212	291
*	PICO Holdings Inc.	25,025	291
	Cedar Realty Trust Inc.	109,181	289
	Gladstone Land Corp.	24,734	285
	Marlin Business Services Corp.	11,397	284
	Capital City Bank Group Inc.	11,361	282
	Investors Title Co.	1,688	282
	Reliant Bancorp Inc.	11,915	282
*	Forestar Group Inc.	14,401	282
	Greenhill & Co. Inc.	20,715	282
	BankFinancial Corp.	20,115	281
	First Internet Bancorp	13,037	281
	First Choice Bancorp	12,189	277
	First Bank	23,584	277
	Northeast Bank	10,039	277
*	Entegra Financial Corp.	9,167	276
*	Metropolitan Bank Holding Corp.	6,211	273
	Great Ajax Corp.	19,408	272
*,^	eXp World Holdings Inc.	24,314	271
	Bank of Princeton	8,990	270
	Consolidated-Tomoka Land Co.	4,473	267
	First Business Financial Services Inc.	11,287	265
	Bankwell Financial Group Inc.	9,187	264
*	Stratus Properties Inc.	8,112	263
	Capstar Financial Holdings Inc.	17,329	263
	Bank of Commerce Holdings	24,532	262
	Riverview Bancorp Inc.	30,689	262
	Timberland Bancorp Inc.	8,660	259
	Penns Woods Bancorp Inc.	5,707	258
	Tiptree Inc.	40,303	254
	Codorus Valley Bancorp Inc.	11,009	253
	Farmland Partners Inc.	35,339	249
	MidSouth Bancorp Inc.	20,913	248
*	Pacific Mercantile Bancorp	29,796	246
	Community Bankers Trust Corp.	29,007	246
	Orrstown Financial Services Inc.	10,869	239
	Unity Bancorp Inc.	10,304	234
	Hawthorn Bancshares Inc.	8,703	233
	Mackinac Financial Corp.	14,717	233
	Independence Holding Co.	5,995	232
	MBT Financial Corp.	22,920	230
	Sterling Bancorp Inc.	23,031	230
	Pzena Investment Management Inc. Class A	25,932	223
	United Security Bancshares	19,433	221
^	CBL & Associates Properties Inc.	211,272	220
	LCNB Corp.	11,554	220
	FS Bancorp Inc.	4,195	218
	Shore Bancshares Inc.	13,220	216
	OP Bancorp	19,919	216
	FedNat Holding Co.	15,015	214
*	Hallmark Financial Services Inc.	14,938	213
*	Curo Group Holdings Corp.	19,130	211
	Protective Insurance Corp. Class B	12,100	210
	Community Financial Corp.	6,231	210
	First Northwest Bancorp	12,915	210

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Parke Bancorp Inc.	8,720	209
*	Select Bancorp Inc.	17,984	206
	Evans Bancorp Inc.	5,452	206
	Chemung Financial Corp.	4,251	205
	Sotherly Hotels Inc.	29,506	205
*	NI Holdings Inc.	11,621	205
	ESSA Bancorp Inc.	13,228	202
*	Amerant Bancorp Inc.	10,233	202
	BCB Bancorp Inc.	14,412	200
^	Fidelity D&D Bancorp Inc.	2,962	199
*	FVCBankcorp Inc.	10,148	197
	Union Bankshares Inc.	5,216	193
	Norwood Financial Corp.	5,461	190
^	FNCB Bancorp Inc.	24,435	189
	Level One Bancorp Inc.	7,554	189
	Standard AVB Financial Corp.	6,852	188
*	Altisource Portfolio Solutions SA	9,550	188
	MVB Financial Corp.	11,017	187
	1st Constitution Bancorp	9,995	185
	Ellington Residential Mortgage REIT	16,763	180
	Premier Financial Bancorp Inc.	11,994	180
	First Community Corp.	9,697	179
	First United Corp.	9,052	178
	SB One Bancorp	7,973	178
	First Financial Northwest Inc.	12,350	175
	C&F Financial Corp.	3,136	171
	DNB Financial Corp.	3,790	169
*	Esquire Financial Holdings Inc.	6,673	168
	BRT Apartments Corp.	11,841	167
	CB Financial Services Inc.	7,022	167
	Peoples Bancorp of North Carolina Inc.	5,410	163
	Provident Financial Holdings Inc.	7,627	160
	Ohio Valley Banc Corp.	4,058	157
	Plumas Bancorp	6,211	151
	Luther Burbank Corp.	13,508	147
	Middlefield Banc Corp.	3,561	146
*	Malvern Bancorp Inc.	6,563	144
	Prudential Bancorp Inc.	7,563	143
	Pacific City Financial Corp.	8,372	143
*	MoneyGram International Inc.	54,834	135
*	PDL Community Bancorp	9,281	133
*	Elevate Credit Inc.	32,060	132
	GAIN Capital Holdings Inc.	31,697	131
	GAMCO Investors Inc. Class A	6,729	129
*	Coastal Financial Corp.	8,299	128
	Hunt Cos. Finance Trust Inc.	37,285	127
*	Carolina Trust Bancshares Inc.	15,695	123
	SB Financial Group Inc.	7,370	121
*	Maui Land & Pineapple Co. Inc.	10,762	111
	IF Bancorp Inc.	5,295	111
	First Guaranty Bancshares Inc.	5,309	111
	Old Point Financial Corp.	4,966	109
*	Provident Bancorp Inc.	3,776	106
	Greene County Bancorp Inc.	3,503	103
*	MMA Capital Holdings Inc.	3,061	102
	Kingstone Cos. Inc.	11,704	101
*	Consumer Portfolio Services Inc.	26,534	101
	Two River Bancorp	6,991	100
	County Bancorp Inc.	5,834	100
	Griffin Industrial Realty Inc.	2,712	96
	Associated Capital Group Inc. Class A	2,549	95
*,^	Avalon GloboCare Corp.	35,625	93
	Silvercrest Asset Management Group Inc. Class A	6,601	93
*	Security National Financial Corp. Class A	17,593	88
	AmeriServ Financial Inc.	20,965	87
	Bank of the James Financial Group Inc.	5,830	86
*	Randolph Bancorp Inc.	5,260	79
	First Savings Financial Group Inc.	1,265	76
	Oak Valley Bancorp	3,751	73
	Auburn National Bancorporation Inc.	2,132	71
*	Bank7 Corp.	3,800	70
	Blue Capital Reinsurance Holdings Ltd.	10,455	69
	Condor Hospitality Trust Inc.	7,582	69
	HopFed Bancorp Inc.	3,591	68
	Severn Bancorp Inc.	7,510	65
§	Winthrop Realty Trust	55,387	60
	Manhattan Bridge Capital Inc.	9,392	60
*,^	Riot Blockchain Inc.	18,898	59
	Maiden Holdings Ltd.	91,792	59
*	Siebert Financial Corp.	6,369	57
*	Ashford Inc.	1,753	56
	US Global Investors Inc. Class A	27,714	50

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Aspen Group Inc.	12,543	48
*	Palomar Holdings Inc.	1,951	47
	Sachem Capital Corp.	8,669	46
	Global Self Storage Inc.	11,862	45
*	Impac Mortgage Holdings Inc.	14,353	44
	Sound Financial Bancorp Inc.	1,292	44
	Pathfinder Bancorp Inc.	3,032	44
*	Rhinebeck Bancorp Inc.	3,974	44
	Hennessy Advisors Inc.	4,513	44
	American River Bankshares	3,522	43
*	Transcontinental Realty Investors Inc.	1,621	42
*	Target Hospitality Corp.	4,519	41
	Manning & Napier Inc.	22,543	39
*	First Western Financial Inc.	2,792	37
*	Performant Financial Corp.	33,750	35
*	Nicholas Financial Inc.	3,692	35
*	Meridian Corp.	1,909	32
*	Limestone Bancorp Inc.	1,525	23
	Central Federal Corp.	1,845	22
	GWG Holdings Inc.	3,030	22
*	Community First Bancshares Inc.	2,024	20
*	Asta Funding Inc.	2,806	20
*	Jason Industries Inc.	30,066	20
*	Carter Bank & Trust	975	19
*	Conifer Holdings Inc.	4,822	19
*	Wheeler REIT Inc.	13,699	19
	Bank of South Carolina Corp.	834	16
*	Altisource Asset Management Corp.	1,269	15
*	Capital Bancorp Inc.	1,124	14
*	HMN Financial Inc.	623	13
	Ottawa Bancorp Inc.	873	11
	WVS Financial Corp.	623	11
	Medley Management Inc. Class A	2,078	5
*	Atlas Financial Holdings Inc.	5,547	4
*	Village Bank and Trust Financial Corp.	100	3
	Southwest Georgia Financial Corp.	153	3
*	Rekor Systems Inc.	1,400	3
	Tremont Mortgage Trust	593	2
	Elmira Savings Bank	100	2
*	CBM Bancorp Inc.	100	1
*	National Holdings Corp.	454	1
*	Franklin Financial Services Corp.	30	1
*	FlexShopper Inc.	250	—
*	Ditech Holding Corp Series B Warrants Exp. 01/31/2028	3,340	—
*	Ditech Holding Corp. Warrants 01/31/2028	4,209	—
			7,629,370
Health Care (12.9%)
	Johnson & Johnson	3,568,293	496,992
	Pfizer Inc.	7,534,153	326,380
	UnitedHealth Group Inc.	1,281,321	312,655
	Merck & Co. Inc.	3,484,756	292,197
	Abbott Laboratories	2,352,253	197,824
	Medtronic plc	1,796,092	174,921
	Thermo Fisher Scientific Inc.	538,842	158,247
	Amgen Inc.	832,324	153,381
	AbbVie Inc.	2,001,059	145,517
	Eli Lilly & Co.	1,170,706	129,703
	Gilead Sciences Inc.	1,719,397	116,162
	Bristol-Myers Squibb Co.	2,188,418	99,245
	Anthem Inc.	343,965	97,070
	Becton Dickinson and Co.	360,670	90,892
*	Celgene Corp.	938,703	86,774
	Stryker Corp.	399,547	82,139
*	Intuitive Surgical Inc.	153,455	80,495
	Cigna Corp.	510,762	80,471
*	Boston Scientific Corp.	1,857,880	79,852
	Allergan plc	446,399	74,741
	Zoetis Inc.	640,287	72,666
*	Illumina Inc.	197,100	72,562
*	Vertex Pharmaceuticals Inc.	343,236	62,943
*	Biogen Inc.	263,872	61,712
	Baxter International Inc.	677,243	55,466
*	Edwards Lifesciences Corp.	278,489	51,448
	HCA Healthcare Inc.	366,980	49,605
	Humana Inc.	181,718	48,210
*	Alexion Pharmaceuticals Inc.	281,634	36,888
*	IQVIA Holdings Inc.	225,233	36,240
*	Regeneron Pharmaceuticals Inc.	108,178	33,860
	Zimmer Biomet Holdings Inc.	273,971	32,257
*	IDEXX Laboratories Inc.	115,405	31,774
*	Centene Corp.	525,930	27,580
*	Align Technology Inc.	100,144	27,409
	ResMed Inc.	192,200	23,454
*	Laboratory Corp. of America Holdings	135,316	23,396
	Cooper Cos. Inc.	66,090	22,265
*	Incyte Corp.	244,695	20,789
*	Exact Sciences Corp.	174,703	20,622

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	BioMarin Pharmaceutical Inc.	240,008	20,557
	Teleflex Inc.	61,840	20,478
*	WellCare Health Plans Inc.	66,883	19,066
	Cardinal Health Inc.	398,583	18,773
*	Hologic Inc.	390,733	18,763
	Dentsply Sirona Inc.	315,181	18,394
*	DexCom Inc.	122,685	18,383
	Quest Diagnostics Inc.	179,740	18,299
	STERIS plc	113,102	16,839
*	Varian Medical Systems Inc.	121,207	16,500
*	Elanco Animal Health Inc.	479,706	16,214
*	ABIOMED Inc.	57,317	14,931
	Universal Health Services Inc. Class B	114,301	14,904
*	Sarepta Therapeutics Inc.	95,956	14,581
*	Henry Schein Inc.	203,217	14,205
*	Array BioPharma Inc.	292,698	13,561
*	Mylan NV	689,513	13,128
	West Pharmaceutical Services Inc.	99,508	12,453
*	Sage Therapeutics Inc.	67,900	12,432
*	Molina Healthcare Inc.	79,822	11,426
*	Jazz Pharmaceuticals plc	76,902	10,963
*	Catalent Inc.	196,322	10,643
*	Ionis Pharmaceuticals Inc.	165,402	10,630
	Bio-Techne Corp.	50,527	10,534
*	Alnylam Pharmaceuticals Inc.	142,616	10,348
*	Neurocrine Biosciences Inc.	121,558	10,263
*	Seattle Genetics Inc.	140,190	9,703
*	Masimo Corp.	63,691	9,478
*	Insulet Corp.	79,022	9,434
*	DaVita Inc.	166,681	9,377
	Hill-Rom Holdings Inc.	89,294	9,342
*	Charles River Laboratories International Inc.	64,438	9,144
*	Bio-Rad Laboratories Inc. Class A	28,468	8,899
*	Exelixis Inc.	398,559	8,517
*	Nektar Therapeutics Class A	234,128	8,330
*	Haemonetics Corp.	68,731	8,271
	Encompass Health Corp.	126,641	8,024
	Perrigo Co. plc	163,364	7,779
	Chemed Corp.	21,383	7,716
*	Bluebird Bio Inc.	60,095	7,644
*	PRA Health Sciences Inc.	74,598	7,396
	Bruker Corp.	137,688	6,878
*	Novocure Ltd.	106,769	6,751
*	Penumbra Inc.	41,945	6,711
*	ICU Medical Inc.	25,903	6,525
*	Teladoc Health Inc.	89,613	5,951
*	Horizon Therapeutics plc	244,215	5,876
*	Blueprint Medicines Corp.	61,188	5,772
*	Syneos Health Inc.	111,292	5,686
*	Avantor Inc.	282,165	5,387
*	Amedisys Inc.	42,841	5,201
*	HealthEquity Inc.	79,513	5,200
*	Integra LifeSciences Holdings Corp.	91,642	5,118
*	Wright Medical Group NV	167,992	5,010
*	Tandem Diabetes Care Inc.	76,625	4,944
*	Spark Therapeutics Inc.	48,252	4,940
*	Repligen Corp.	56,223	4,832
*	LHC Group Inc.	39,751	4,753
*	Alkermes plc	209,640	4,725
*	FibroGen Inc.	102,851	4,647
*	Ultragenyx Pharmaceutical Inc.	72,843	4,626
*	Mirati Therapeutics Inc.	43,541	4,485
*	Omnicell Inc.	51,349	4,418
*	Globus Medical Inc.	103,180	4,365
*	United Therapeutics Corp.	55,172	4,307
*	Merit Medical Systems Inc.	70,176	4,180
*	Neogen Corp.	66,963	4,159
*	Amicus Therapeutics Inc.	330,380	4,123
*	Acadia Healthcare Co. Inc.	117,141	4,094
*	NuVasive Inc.	69,202	4,051
*	Global Blood Therapeutics Inc.	76,298	4,013
	Ensign Group Inc.	67,942	3,867
*	Arena Pharmaceuticals Inc.	65,240	3,825
	Cantel Medical Corp.	47,093	3,798
*	HMS Holdings Corp.	115,417	3,738
*	Iovance Biotherapeutics Inc.	152,428	3,738
*	Guardant Health Inc.	42,910	3,704
*	ACADIA Pharmaceuticals Inc.	135,408	3,619
*	Medicines Co.	97,406	3,552
*	Glaukos Corp.	45,980	3,467
*	Agios Pharmaceuticals Inc.	66,164	3,300
*	PTC Therapeutics Inc.	72,694	3,271
*	Halozyme Therapeutics Inc.	184,192	3,164
	CONMED Corp.	36,636	3,135
*	Ligand Pharmaceuticals Inc.	27,282	3,114
*	Immunomedics Inc.	217,686	3,019
*	Arrowhead Pharmaceuticals Inc.	113,708	3,013
^	Healthcare Services Group Inc.	98,997	3,002
*	Insmed Inc.	116,703	2,988

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	MEDNAX Inc.	114,925	2,900
*	NeoGenomics Inc.	129,977	2,852
*	Tenet Healthcare Corp.	137,880	2,849
*	iRhythm Technologies Inc.	35,833	2,834
*	Emergent BioSolutions Inc.	57,698	2,787
*	Avanos Medical Inc.	63,344	2,762
*	WageWorks Inc.	54,247	2,755
*	Intercept Pharmaceuticals Inc.	34,406	2,738
*	Quidel Corp.	45,363	2,691
*	Xencor Inc.	64,264	2,630
*	Myriad Genetics Inc.	93,959	2,610
*	Zogenix Inc.	53,980	2,579
*	MyoKardia Inc.	51,438	2,579
*	Invitae Corp.	108,446	2,548
	Patterson Cos. Inc.	109,331	2,504
*	Magellan Health Inc.	32,667	2,425
*	Nevro Corp.	37,310	2,419
*	Acceleron Pharma Inc.	58,760	2,414
*	Medpace Holdings Inc.	36,471	2,386
*	Pacira BioSciences Inc.	53,064	2,308
*	Select Medical Holdings Corp.	145,278	2,306
*	Reata Pharmaceuticals Inc. Class A	24,123	2,276
*	Prestige Consumer Healthcare Inc.	71,651	2,270
*	Portola Pharmaceuticals Inc.	83,537	2,266
*	REGENXBIO Inc.	43,864	2,253
*	Supernus Pharmaceuticals Inc.	66,369	2,196
*	Ironwood Pharmaceuticals Inc. Class A	198,808	2,175
*	Cambrex Corp.	45,806	2,144
	US Physical Therapy Inc.	17,444	2,138
*	BioTelemetry Inc.	42,433	2,043
*	Natera Inc.	73,079	2,016
*	Audentes Therapeutics Inc.	51,999	1,969
*	Cardiovascular Systems Inc.	44,660	1,917
*	Enanta Pharmaceuticals Inc.	22,406	1,891
*	Genomic Health Inc.	31,456	1,830
*	Athenex Inc.	91,702	1,816
*	Aerie Pharmaceuticals Inc.	60,225	1,780
*	Brookdale Senior Living Inc.	244,944	1,766
*	STAAR Surgical Co.	59,733	1,755
*	Heron Therapeutics Inc.	92,460	1,719
*,^	Allogene Therapeutics Inc.	62,797	1,686
*,^	Denali Therapeutics Inc.	80,919	1,680
*	Coherus Biosciences Inc.	75,299	1,664
*	Inspire Medical Systems Inc.	27,412	1,663
*	Momenta Pharmaceuticals Inc.	133,188	1,658
*	Inogen Inc.	24,697	1,649
	Atrion Corp.	1,914	1,632
*	Sangamo Therapeutics Inc.	151,505	1,632
*	Veracyte Inc.	56,842	1,621
*	ArQule Inc.	143,417	1,579
*	Corcept Therapeutics Inc.	139,456	1,555
*	Varex Imaging Corp.	50,474	1,547
*	AnaptysBio Inc.	27,205	1,535
*	CareDx Inc.	42,483	1,529
*	R1 RCM Inc.	118,183	1,487
*	Radius Health Inc.	60,495	1,474
*,^	Esperion Therapeutics Inc.	31,205	1,452
*	Lantheus Holdings Inc.	51,039	1,444
*	CryoLife Inc.	48,026	1,437
*	AtriCure Inc.	47,373	1,414
*	Editas Medicine Inc.	56,479	1,397
*	Orthofix Medical Inc.	25,300	1,338
*	Fate Therapeutics Inc.	65,671	1,333
*	Fluidigm Corp.	107,377	1,323
*	Apellis Pharmaceuticals Inc.	51,965	1,317
*	NanoString Technologies Inc.	42,600	1,293
*	Innoviva Inc.	88,468	1,288
*	Tactile Systems Technology Inc.	22,293	1,269
*	Tricida Inc.	32,062	1,265
*,^	Allakos Inc.	28,601	1,239
*	Retrophin Inc.	61,454	1,235
*,^	ZIOPHARM Oncology Inc.	210,709	1,228
*	Epizyme Inc.	94,873	1,191
	Luminex Corp.	57,382	1,184
*	Madrigal Pharmaceuticals Inc.	11,002	1,153
*	Endo International plc	274,894	1,133
*	Pacific Biosciences of California Inc.	186,740	1,130
*	Vericel Corp.	59,754	1,129
*	G1 Therapeutics Inc.	36,616	1,123
*	Kura Oncology Inc.	56,111	1,105
	National HealthCare Corp.	13,600	1,104
*	Aimmune Therapeutics Inc.	52,802	1,099
*	Natus Medical Inc.	42,559	1,093
*	Alder Biopharmaceuticals Inc.	92,169	1,085
*	Spectrum Pharmaceuticals Inc.	125,140	1,077
*	Ra Pharmaceuticals Inc.	35,828	1,077
*	Atara Biotherapeutics Inc.	53,407	1,074
*	Tivity Health Inc.	65,293	1,073

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	OPKO Health Inc.	434,747	1,061
*	Addus HomeCare Corp.	14,131	1,059
*	CorVel Corp.	11,897	1,035
*	Amneal Pharmaceuticals Inc.	144,353	1,035
*	Mallinckrodt plc	110,397	1,013
*	MacroGenics Inc.	58,478	992
*	AngioDynamics Inc.	50,171	988
*	Clovis Oncology Inc.	66,283	986
*	Cerus Corp.	175,224	985
*	Amphastar Pharmaceuticals Inc.	46,374	979
*	Vanda Pharmaceuticals Inc.	68,405	964
*	Voyager Therapeutics Inc.	35,131	956
*,^	Omeros Corp.	60,160	944
*,^	ViewRay Inc.	105,438	929
*	ANI Pharmaceuticals Inc.	11,297	929
*,^	Cara Therapeutics Inc.	42,964	924
*	Dicerna Pharmaceuticals Inc.	57,487	905
*	Theravance Biopharma Inc.	54,511	890
*	Intersect ENT Inc.	38,629	879
*	Adverum Biotechnologies Inc.	73,784	877
*	Eagle Pharmaceuticals Inc.	15,723	875
*	HealthStream Inc.	33,424	864
*	Axogen Inc.	42,079	833
*	Hanger Inc.	43,507	833
*,^	Accelerate Diagnostics Inc.	35,968	823
*	PetIQ Inc. Class A	24,935	822
*	Stemline Therapeutics Inc.	53,436	819
*	Principia Biopharma Inc.	24,166	802
*	Revance Therapeutics Inc.	60,041	779
*	OraSure Technologies Inc.	82,973	770
*,^	Rubius Therapeutics Inc.	48,904	769
*	TG Therapeutics Inc.	88,673	767
*	Intra-Cellular Therapies Inc.	58,139	755
*	Twist Bioscience Corp.	25,514	740
*	Akebia Therapeutics Inc.	152,684	739
*	Intellia Therapeutics Inc.	45,008	737
*	Heska Corp.	8,545	728
*	Axonics Modulation Technologies Inc.	17,605	721
*	Anika Therapeutics Inc.	17,743	721
*	RadNet Inc.	51,984	717
*	Cytokinetics Inc.	63,378	713
*	Surmodics Inc.	16,446	710
*,^	Axsome Therapeutics Inc.	27,554	710
*	Triple-S Management Corp. Class B	29,463	703
*	Progenics Pharmaceuticals Inc.	110,914	684
*,^	TherapeuticsMD Inc.	261,661	680
*	Rhythm Pharmaceuticals Inc.	30,716	676
*,^	Shockwave Medical Inc.	11,801	674
*	CytomX Therapeutics Inc.	59,058	663
*	Cymabay Therapeutics Inc.	89,724	642
*	PDL BioPharma Inc.	204,586	642
	Meridian Bioscience Inc.	53,716	638
*,^	Viking Therapeutics Inc.	75,523	627
*	Akorn Inc.	120,751	622
*,^	Corbus Pharmaceuticals Holdings Inc.	86,135	597
	LeMaitre Vascular Inc.	21,154	592
*	Antares Pharma Inc.	175,905	579
*	Silk Road Medical Inc.	11,910	577
*	Rocket Pharmaceuticals Inc.	38,411	576
*	Puma Biotechnology Inc.	44,288	563
*	Rigel Pharmaceuticals Inc.	214,440	560
*	BioCryst Pharmaceuticals Inc.	144,685	548
*,^	Intrexon Corp.	69,461	532
*	Dermira Inc.	55,641	532
*	Flexion Therapeutics Inc.	42,414	522
*	GlycoMimetics Inc.	43,246	515
*	Vapotherm Inc.	22,386	515
*	Y-mAbs Therapeutics Inc.	22,455	514
*	Apollo Medical Holdings Inc.	30,006	501
*	AMAG Pharmaceuticals Inc.	49,608	496
*	Collegium Pharmaceutical Inc.	37,664	495
*	Catalyst Pharmaceuticals Inc.	127,294	489
*	BioDelivery Sciences International Inc.	104,536	486
*	Gossamer Bio Inc.	21,822	484
*	OrthoPediatrics Corp.	12,074	471
*	Acorda Therapeutics Inc.	61,195	469
*	Kodiak Sciences Inc.	40,007	468
*	Krystal Biotech Inc.	11,447	461
*	BioScrip Inc.	173,477	451
*	Achillion Pharmaceuticals Inc.	166,715	447
*	Odonate Therapeutics Inc.	12,168	446
*	Magenta Therapeutics Inc.	30,037	443
*	Accuray Inc.	113,995	441
	Utah Medical Products Inc.	4,603	441
*	GenMark Diagnostics Inc.	67,437	438
*	Deciphera Pharmaceuticals Inc.	19,378	437
*	BioSpecifics Technologies Corp.	7,254	433
*	Quanterix Corp.	12,580	425

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Homology Medicines Inc.	21,678	424
*	ImmunoGen Inc.	193,472	420
*	Translate Bio Inc.	33,180	419
*,^	MediciNova Inc.	43,226	416
*	Syros Pharmaceuticals Inc.	44,320	410
*	Karyopharm Therapeutics Inc.	67,908	407
*	ChemoCentryx Inc.	43,286	403
*,^	Community Health Systems Inc.	148,896	398
*,^	Akcea Therapeutics Inc.	16,874	396
*	Assembly Biosciences Inc.	29,203	394
*	Avedro Inc.	20,040	394
*	SIGA Technologies Inc.	68,843	391
*	Xeris Pharmaceuticals Inc.	34,024	389
*,^	Crinetics Pharmaceuticals Inc.	15,325	383
*,^	Inovio Pharmaceuticals Inc.	129,455	381
*	Agenus Inc.	125,251	376
*	Avid Bioservices Inc.	66,519	373
*	Zynex Inc.	41,308	371
*	Scholar Rock Holding Corp.	23,395	371
*	Conformis Inc.	84,889	370
*	Kindred Biosciences Inc.	44,140	368
*	Cutera Inc.	17,195	357
*,^	Provention Bio Inc.	29,222	354
*	Aratana Therapeutics Inc.	67,232	347
*,^	Eidos Therapeutics Inc.	11,026	343
*,^	Lexicon Pharmaceuticals Inc.	54,388	342
*	Concert Pharmaceuticals Inc.	27,718	333
*,^	Evolus Inc.	22,721	332
*	RTI Surgical Holdings Inc.	76,763	326
*,^	Geron Corp.	231,255	326
*,^	Zynerba Pharmaceuticals Inc.	23,726	321
*	Dynavax Technologies Corp.	80,479	321
*,^	Gritstone Oncology Inc.	28,580	318
*,^	Sorrento Therapeutics Inc.	116,393	311
*	Arcus Biosciences Inc.	39,003	310
*	Kadmon Holdings Inc.	149,169	307
*	Sientra Inc.	49,732	306
*	Protagonist Therapeutics Inc.	25,294	306
*,^	Marker Therapeutics Inc.	38,627	306
*	Palatin Technologies Inc.	263,109	305
*	Avrobio Inc.	18,496	301
*,^	Senseonics Holdings Inc.	145,739	297
*	Harrow Health Inc.	34,054	296
*	Alector Inc.	15,524	295
*	Marinus Pharmaceuticals Inc.	70,667	293
*	BioLife Solutions Inc.	16,864	286
*	Assertio Therapeutics Inc.	81,064	280
*	Eiger BioPharmaceuticals Inc.	26,350	279
*	Athersys Inc.	166,066	279
*,^	CEL-SCI Corp.	32,286	271
*,^	Corindus Vascular Robotics Inc.	90,470	270
*,^	MannKind Corp.	232,977	268
*,^	Lannett Co. Inc.	44,029	267
*	Five Prime Therapeutics Inc.	43,499	262
*	Replimune Group Inc.	17,809	261
*	Apyx Medical Corp.	38,544	259
*,^	AcelRx Pharmaceuticals Inc.	100,131	253
	Owens & Minor Inc.	78,683	252
*	Chimerix Inc.	58,216	251
*	Kiniksa Pharmaceuticals Ltd. Class A	18,544	251
*	Pfenex Inc.	36,618	247
*	La Jolla Pharmaceutical Co.	26,673	247
*,^	UNITY Biotechnology Inc.	25,909	246
*	Eloxx Pharmaceuticals Inc.	24,672	246
*	MEI Pharma Inc.	95,949	240
*,^	Dova Pharmaceuticals Inc.	16,682	235
*	Constellation Pharmaceuticals Inc.	18,949	233
*	SeaSpine Holdings Corp.	17,478	232
*,^	CorMedix Inc.	25,705	231
*	Minerva Neurosciences Inc.	40,597	229
*	Cyclerion Therapeutics Inc.	19,880	228
	Invacare Corp.	43,119	224
*	Celcuity Inc.	8,854	221
*	PhaseBio Pharmaceuticals Inc.	16,833	221
*	CytoSorbents Corp.	33,400	221
*	Joint Corp.	12,036	219
*	SI-BONE Inc.	10,635	216
*	Misonix Inc.	8,477	215
*	Dyadic International Inc.	34,157	214
*,^	Galectin Therapeutics Inc.	51,315	213
*	Seres Therapeutics Inc.	63,665	205
*	KalVista Pharmaceuticals Inc.	9,120	202
*	Arvinas Inc.	9,095	200
*,^	XBiotech Inc.	26,349	200
*	Surgery Partners Inc.	24,411	199
*	Recro Pharma Inc.	19,518	199
*	Calithera Biosciences Inc.	50,818	198

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	X4 Pharmaceuticals Inc.	13,004	195
*	Abeona Therapeutics Inc.	40,153	192
*	resTORbio Inc.	18,702	191
*	Enzo Biochem Inc.	56,162	189
*	Rockwell Medical Inc.	62,224	187
*	Synlogic Inc.	20,244	184
*	Syndax Pharmaceuticals Inc.	19,665	183
*	Mersana Therapeutics Inc.	44,676	181
*,^	Ocular Therapeutix Inc.	40,756	179
*	BioTime Inc.	162,844	179
*	Adamas Pharmaceuticals Inc.	28,838	179
*	Neuronetics Inc.	14,267	178
*,^	Pulse Biosciences Inc.	13,315	176
*,^	Amyris Inc.	49,320	176
*	Aldeyra Therapeutics Inc.	28,973	174
*,^	Anavex Life Sciences Corp.	51,514	174
*	Evelo Biosciences Inc.	19,293	173
*	Kala Pharmaceuticals Inc.	27,064	173
*	Forty Seven Inc.	16,000	170
*,^	Optinose Inc.	23,893	169
*,^	ADMA Biologics Inc.	43,548	169
*	Alphatec Holdings Inc.	36,247	165
*	Aeglea BioTherapeutics Inc.	23,954	164
*	iRadimed Corp.	7,848	160
*	Verrica Pharmaceuticals Inc.	13,707	159
*,^	AVEO Pharmaceuticals Inc.	231,856	156
*	Tocagen Inc.	23,322	156
*	Adaptive Biotechnologies Corp.	3,213	155
*	Cue Biopharma Inc.	17,237	155
*	Catabasis Pharmaceuticals Inc.	18,921	153
*	Capital Senior Living Corp.	30,266	152
*,^	CASI Pharmaceuticals Inc.	47,384	152
*	Chiasma Inc.	19,822	148
*,^	Novavax Inc.	24,674	145
*	Molecular Templates Inc.	17,314	145
*,^	Paratek Pharmaceuticals Inc.	35,594	142
*	FONAR Corp.	6,520	140
*,^	Verastem Inc.	92,316	139
*	Calyxt Inc.	10,962	137
*,^	XOMA Corp.	9,161	136
*	LogicBio Therapeutics Inc.	10,447	136
*	Durect Corp.	207,542	135
*	Ardelyx Inc.	49,916	134
*	Bioxcel Therapeutics Inc.	11,927	131
*	American Renal Associates Holdings Inc.	17,057	127
*,^	Matinas BioPharma Holdings Inc.	147,324	126
*	Infinity Pharmaceuticals Inc.	69,800	126
*	InfuSystem Holdings Inc.	28,406	122
*,^	Trevena Inc.	118,210	122
*	Cumberland Pharmaceuticals Inc.	19,021	121
*	Solid Biosciences Inc.	20,868	120
*	Spero Therapeutics Inc.	10,194	117
*	Oncocyte Corp.	46,583	116
*	EyePoint Pharmaceuticals Inc.	69,888	115
*	Otonomy Inc.	41,566	114
*	Fulgent Genetics Inc.	16,903	113
*	Catalyst Biosciences Inc.	15,278	113
*,^	Catasys Inc.	5,790	111
*	Neon Therapeutics Inc.	23,316	111
*	Moderna Inc.	7,512	110
*	Millendo Therapeutics Inc.	9,449	109
*	Chembio Diagnostics Inc.	17,597	107
*	Menlo Therapeutics Inc.	17,712	106
*	Novan Inc.	38,991	105
*	Selecta Biosciences Inc.	58,357	104
*	Jounce Therapeutics Inc.	21,042	104
*	Liquidia Technologies Inc.	12,974	104
*	Alimera Sciences Inc.	114,589	102
*	Aclaris Therapeutics Inc.	46,289	101
*	Merrimack Pharmaceuticals Inc.	16,693	101
*	Sesen Bio Inc.	67,161	101
*	TransMedics Group Inc.	3,442	100
*	Checkpoint Therapeutics Inc.	32,676	99
*,^	Enochian Biosciences Inc.	21,992	99
*	Orgenesis Inc.	21,184	94
*,^	BioSig Technologies Inc.	10,003	94
*	Cerecor Inc.	17,042	93
*	Aduro Biotech Inc.	57,135	88
*	Applied Genetic Technologies Corp.	23,007	87
*	Stoke Therapeutics Inc.	2,972	87
*	Genesis Healthcare Inc.	69,665	86
*	Bellicum Pharmaceuticals Inc.	49,920	85
*	Atreca Inc.	4,485	84
*	Mustang Bio Inc.	22,844	84
*	Kezar Life Sciences Inc.	10,856	84
*	Savara Inc.	33,526	79
*	Harvard Bioscience Inc.	38,763	78
*	Corvus Pharmaceuticals Inc.	20,608	77

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Organovo Holdings Inc.	143,484	75
*	Endologix Inc.	10,333	75
*,^	BrainStorm Cell Therapeutics Inc.	18,530	73
*	Strata Skin Sciences Inc.	29,110	72
*	Curis Inc.	37,775	70
*,^	PolarityTE Inc.	12,318	70
*,^	Melinta Therapeutics Inc.	10,551	70
*	PLx Pharma Inc.	9,435	68
*	Champions Oncology Inc.	8,643	68
*,^	Idera Pharmaceuticals Inc.	24,800	66
*,^	T2 Biosystems Inc.	39,297	66
*	Electromed Inc.	11,845	65
*,^	Cohbar Inc.	37,148	64
*	Sunesis Pharmaceuticals Inc.	87,715	64
*	Aquestive Therapeutics Inc.	15,170	64
*	Celsion Corp.	33,970	62
*	Sensus Healthcare Inc.	11,106	62
*	Apollo Endosurgery Inc.	18,818	61
*	Miragen Therapeutics Inc.	29,825	61
*	Synthorx Inc.	4,486	61
*	CTI BioPharma Corp.	70,123	60
*	Anixa Biosciences Inc.	16,448	60
*	Cocrystal Pharma Inc.	25,000	59
*	Unum Therapeutics Inc.	22,412	59
*	Alpine Immune Sciences Inc.	13,861	58
*,^	Tyme Technologies Inc.	46,994	57
*,^	Heat Biologics Inc.	81,967	56
*	Turning Point Therapeutics Inc.	1,377	56
*,^	Adamis Pharmaceuticals Corp.	42,857	56
*	IVERIC bio Inc.	42,540	55
*,^	Zosano Pharma Corp.	16,791	55
*	Neos Therapeutics Inc.	42,186	54
*	Quorum Health Corp.	39,069	54
*	Fortress Biotech Inc.	35,728	54
*,^	Helius Medical Technologies Inc. Class A	24,335	54
*	Personalis Inc.	1,931	52
*	NewLink Genetics Corp.	35,215	52
*	Opiant Pharmaceuticals Inc.	3,871	51
*	Genocea Biosciences Inc.	13,041	51
*	Spring Bank Pharmaceuticals Inc.	13,831	51
*,^	ElectroCore Inc.	25,302	51
*,^	HTG Molecular Diagnostics Inc.	30,070	50
	Psychemedics Corp.	4,821	49
*	Allena Pharmaceuticals Inc.	11,736	48
*	Zafgen Inc.	39,903	47
*	AgeX Therapeutics Inc.	12,811	47
*,^	Ampio Pharmaceuticals Inc.	119,353	46
*,^	Second Sight Medical Products Inc.	57,748	46
*,^	Proteostasis Therapeutics Inc.	46,442	45
*	Morphic Holding Inc.	2,263	45
*	Ekso Bionics Holdings Inc.	34,612	44
*,^	SCYNEXIS Inc.	32,979	43
*	Aravive Inc.	7,187	43
*,^	Cortexyme Inc.	957	41
*,^	Teligent Inc.	63,171	40
*	VIVUS Inc.	10,306	39
*	Agile Therapeutics Inc.	26,778	39
*	ContraFect Corp.	76,434	39
*	Karuna Therapeutics Inc.	1,938	39
*	Precision BioSciences Inc.	2,818	37
*	AzurRx BioPharma Inc.	21,962	37
*	KemPharm Inc.	20,690	36
*,^	Sophiris Bio Inc.	41,006	35
*	Acer Therapeutics Inc.	8,874	35
*	IRIDEX Corp.	7,602	35
*	Vermillion Inc.	38,754	34
*	Ovid therapeutics Inc.	18,446	34
*	Aerpio Pharmaceuticals Inc.	36,309	33
*	Leap Therapeutics Inc.	18,179	33
*,^	NantKwest Inc.	30,899	32
*	Xtant Medical Holdings Inc.	10,314	31
*	Tetraphase Pharmaceuticals Inc.	64,327	31
*	Surface Oncology Inc.	10,827	31
*	Aptinyx Inc.	9,067	30
	Digirad Corp.	4,349	30
*	Prevail Therapeutics Inc.	2,242	30
*	Equillium Inc.	5,211	29
*	Bridgebio Pharma Inc.	1,088	29
*	Onconova Therapeutics Inc.	10,271	29
*	Celldex Therapeutics Inc.	10,913	29
*	Cidara Therapeutics Inc.	15,960	27
*	Restoration Robotics Inc.	43,485	27
*	Moleculin Biotech Inc.	21,052	26
*	NGM Biopharmaceuticals Inc.	1,785	26
*	NextCure Inc.	1,729	26
*	Aptevo Therapeutics Inc.	28,766	26
*,^	Actinium Pharmaceuticals Inc.	97,444	24

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Biolase Inc.	16,233	24
*	scPharmaceuticals Inc.	6,800	22
*	Aridis Pharmaceuticals Inc.	1,883	19
*	Akero Therapeutics Inc.	897	17
*	OncoSec Medical Inc.	6,481	16
*,^	AAC Holdings Inc.	17,817	15
*	Sienna Biopharmaceuticals Inc.	17,551	15
*	Hookipa Pharma Inc.	2,231	15
*	Evoke Pharma Inc.	23,836	15
*	Axcella Health Inc.	1,484	14
*	Sutro Biopharma Inc.	1,178	13
*,^	iBio Inc.	18,910	13
*	Viveve Medical Inc.	34,304	13
*	Tracon Pharmaceuticals Inc.	18,067	12
*	Standard Diversified Inc.	631	12
*	NanoViricides Inc.	49,787	12
*	Bellerophon Therapeutics Inc.	18,401	11
*	Ideaya Biosciences Inc.	1,053	10
*	Five Star Senior Living Inc.	21,610	10
*	Advaxis Inc.	4,497	9
*	IsoRay Inc.	21,784	9
*	Avenue Therapeutics Inc.	1,400	9
*	Conatus Pharmaceuticals Inc.	33,608	9
*	Myomo Inc.	12,064	8
*,^	RA Medical Systems Inc.	2,302	8
*	Nobilis Health Corp.	50,453	7
*	Vical Inc.	8,034	7
*,^	Akers Biosciences Inc.	14,659	7
*	Gemphire Therapeutics Inc.	8,110	7
*	Obalon Therapeutics Inc.	9,093	6
*	PDS Biotechnology Corp.	1,049	6
*	Navidea Biopharmaceuticals Inc.	8,421	5
	Diversicare Healthcare Services Inc.	1,413	5
*	Caladrius Biosciences Inc.	2,220	5
*	aTyr Pharma Inc.	13,762	5
*	Soleno Therapeutics Inc.	1,500	4
*	Evofem Biosciences Inc.	600	4
*,^	PAVmed Inc.	3,290	4
*	Biomerica Inc.	1,300	3
*	Kaleido Biosciences Inc.	244	3
*,§	Synergy Pharmaceuticals Inc.	412,534	3
*	SELLAS Life Sciences Group Inc.	13,112	1
*	Novus Therapeutics Inc.	1,344	1
*	Aethlon Medical Inc.	2,632	1
*	Outlook Therapeutics Inc.	163	—
*	Genprex Inc.	247	—
*,^	BioPharmX Corp.	1	—
*	Synthetic Biologics Inc.	1	—
			5,077,356
Industrials (13.5%)
	Boeing Co.	719,094	261,757
*	PayPal Holdings Inc.	1,493,050	170,894
	Honeywell International Inc.	976,092	170,416
	Union Pacific Corp.	955,973	161,665
	Accenture plc Class A	853,351	157,674
	United Technologies Corp.	1,154,756	150,349
	3M Co.	770,097	133,489
	General Electric Co.	11,704,292	122,895
	Danaher Corp.	859,092	122,781
	Lockheed Martin Corp.	321,400	116,842
	Caterpillar Inc.	771,095	105,093
	United Parcel Service Inc. Class B	931,074	96,152
	Automatic Data Processing Inc.	554,466	91,670
	CSX Corp.	1,034,958	80,075
	Northrop Grumman Corp.	227,495	73,506
	Norfolk Southern Corp.	358,376	71,435
	Deere & Co.	428,802	71,057
	Raytheon Co.	378,063	65,738
	Waste Management Inc.	566,145	65,316
	General Dynamics Corp.	328,419	59,713
	Illinois Tool Works Inc.	370,945	55,942
	Emerson Electric Co.	823,681	54,956
	Fidelity National Information Services Inc.	432,710	53,085
	Sherwin-Williams Co.	112,926	51,753
	FedEx Corp.	314,903	51,704
	Roper Technologies Inc.	138,927	50,883
*	Worldpay Inc. Class A	413,435	50,666
*	Fiserv Inc.	531,098	48,415
	Eaton Corp. plc	580,196	48,319
	Johnson Controls International plc	1,065,644	44,022
	TE Connectivity Ltd.	454,492	43,531
	Ingersoll-Rand plc	324,235	41,071
	Amphenol Corp. Class A	393,811	37,782
	Paychex Inc.	432,179	35,564
	Cummins Inc.	199,848	34,242
	Global Payments Inc.	212,405	34,012
	Waste Connections Inc.	353,131	33,752
	Willis Towers Watson plc	174,426	33,410
	PACCAR Inc.	464,205	33,265
	Fortive Corp.	403,755	32,914
*	Square Inc.	448,810	32,552
*	FleetCor Technologies Inc.	115,085	32,322
	Agilent Technologies Inc.	425,648	31,783

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Ball Corp.	453,668	31,752
*	TransDigm Group Inc.	63,919	30,924
	Verisk Analytics Inc. Class A	207,428	30,380
	Parker-Hannifin Corp.	173,531	29,502
	Stanley Black & Decker Inc.	202,966	29,351
*	Mettler-Toledo International Inc.	33,225	27,909
	AMETEK Inc.	304,326	27,645
	Total System Services Inc.	213,688	27,410
*	CoStar Group Inc.	48,903	27,095
	Cintas Corp.	112,157	26,614
	Rockwell Automation Inc.	160,015	26,215
	L3 Technologies Inc.	105,430	25,848
	Fastenal Co.	768,304	25,039
	Vulcan Materials Co.	177,307	24,346
	Republic Services Inc. Class A	279,963	24,256
*	Keysight Technologies Inc.	251,963	22,629
*	Waters Corp.	96,509	20,773
	Xylem Inc.	241,869	20,230
	Broadridge Financial Solutions Inc.	154,930	19,781
*	First Data Corp. Class A	723,427	19,583
	Dover Corp.	194,395	19,478
	Martin Marietta Materials Inc.	84,251	19,387
	TransUnion	250,308	18,400
	IDEX Corp.	102,657	17,671
	Expeditors International of Washington Inc.	229,288	17,394
	WW Grainger Inc.	64,296	17,246
	Textron Inc.	314,266	16,669
	Kansas City Southern	135,382	16,492
	Jacobs Engineering Group Inc.	186,959	15,777
	Masco Corp.	394,999	15,500
	CH Robinson Worldwide Inc.	183,435	15,473
*	Trimble Inc.	335,970	15,156
*	Zebra Technologies Corp.	72,155	15,116
	Wabtec Corp.	209,981	15,068
	Old Dominion Freight Line Inc.	99,197	14,806
	HEICO Corp. Class A	140,471	14,520
	PerkinElmer Inc.	150,208	14,471
*	United Rentals Inc.	106,622	14,141
	Allegion plc	127,054	14,046
	Lennox International Inc.	50,767	13,961
	Jack Henry & Associates Inc.	103,730	13,892
	Arconic Inc.	529,128	13,662
*	Teledyne Technologies Inc.	45,891	12,568
	Huntington Ingalls Industries Inc.	55,812	12,543
	Westrock Co.	342,460	12,490
	Snap-on Inc.	74,335	12,313
*	WEX Inc.	57,992	12,068
	Packaging Corp. of America	126,239	12,033
	Booz Allen Hamilton Holding Corp. Class A	178,030	11,787
*	Fair Isaac Corp.	37,041	11,632
	Spirit AeroSystems Holdings Inc. Class A	141,304	11,498
	Graco Inc.	222,363	11,158
*	Crown Holdings Inc.	180,327	11,018
*	Euronet Worldwide Inc.	65,447	11,011
	Carlisle Cos. Inc.	76,862	10,792
*	Sensata Technologies Holding plc	220,248	10,792
	JB Hunt Transport Services Inc.	117,519	10,742
	Universal Display Corp.	56,887	10,698
	Cognex Corp.	217,862	10,453
	AptarGroup Inc.	83,916	10,434
	FLIR Systems Inc.	186,851	10,109
	Nordson Corp.	69,348	9,800
*	HD Supply Holdings Inc.	239,230	9,636
	Hubbell Inc. Class B	73,645	9,603
	Flowserve Corp.	176,081	9,278
	Hexcel Corp.	114,556	9,265
	Xerox Corp.	261,395	9,256
*	Berry Global Group Inc.	174,229	9,163
	Toro Co.	134,331	8,987
	AO Smith Corp.	190,497	8,984
	Sealed Air Corp.	207,649	8,883
	Donaldson Co. Inc.	171,915	8,744
	Sonoco Products Co.	133,747	8,739
	Alliance Data Systems Corp.	62,186	8,714
	Robert Half International Inc.	151,585	8,642
	Pentair plc	231,236	8,602
	Owens Corning	147,283	8,572
	Woodward Inc.	75,365	8,528
	Genpact Ltd.	215,906	8,224
*	Arrow Electronics Inc.	115,088	8,202
	ManpowerGroup Inc.	83,294	8,046
*	AECOM	210,374	7,963
*	Genesee & Wyoming Inc. Class A	78,508	7,851
	Oshkosh Corp.	93,581	7,813
	ITT Inc.	116,775	7,646
	Quanta Services Inc.	195,453	7,464

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	XPO Logistics Inc.	128,502	7,429
	Acuity Brands Inc.	53,841	7,425
	Allison Transmission Holdings Inc.	156,166	7,238
	Watsco Inc.	43,410	7,099
	National Instruments Corp.	168,713	7,084
*	IPG Photonics Corp.	45,784	7,062
	BWX Technologies Inc.	132,795	6,919
	MDU Resources Group Inc.	263,029	6,786
	Lincoln Electric Holdings Inc.	81,609	6,718
	Curtiss-Wright Corp.	52,497	6,674
	Avnet Inc.	146,547	6,634
	AGCO Corp.	83,198	6,454
	Fluor Corp.	189,769	6,393
	Insperity Inc.	51,837	6,331
	EMCOR Group Inc.	71,721	6,319
	MAXIMUS Inc.	85,653	6,213
	Armstrong World Industries Inc.	63,278	6,151
*	Gardner Denver Holdings Inc.	173,868	6,016
*	Kirby Corp.	75,917	5,997
	Jabil Inc.	188,059	5,943
	Landstar System Inc.	54,753	5,913
*	Stericycle Inc.	122,054	5,828
	Tetra Tech Inc.	73,898	5,805
*	Generac Holdings Inc.	82,692	5,740
	Crane Co.	68,188	5,690
	Littelfuse Inc.	31,968	5,655
*	Trex Co. Inc.	77,957	5,590
	Graphic Packaging Holding Co.	396,828	5,548
*	RBC Bearings Inc.	33,247	5,546
	Eagle Materials Inc.	58,793	5,450
	Knight-Swift Transportation Holdings Inc.	163,476	5,369
	nVent Electric plc	214,454	5,316
	Air Lease Corp. Class A	128,196	5,300
	Brink’s Co.	64,422	5,230
	John Bean Technologies Corp.	42,537	5,153
*	Axon Enterprise Inc.	78,742	5,056
	MSA Safety Inc.	46,454	4,896
*	Mercury Systems Inc.	69,118	4,862
	Regal Beloit Corp.	58,825	4,807
*	Clean Harbors Inc.	67,410	4,793
	Louisiana-Pacific Corp.	182,265	4,779
	KBR Inc.	189,548	4,727
	Timken Co.	91,525	4,699
*	CoreLogic Inc.	107,279	4,487
	MSC Industrial Direct Co. Inc. Class A	59,882	4,447
*	Coherent Inc.	32,438	4,424
*	FTI Consulting Inc.	51,915	4,353
*	Rogers Corp.	25,005	4,315
*	MasTec Inc.	83,432	4,299
*	Aerojet Rocketdyne Holdings Inc.	95,310	4,267
*	Rexnord Corp.	141,113	4,264
*	Allegheny Technologies Inc.	168,274	4,240
*	Novanta Inc.	44,621	4,208
	Ryder System Inc.	71,672	4,178
	Exponent Inc.	70,308	4,116
*	ASGN Inc.	67,414	4,085
	Moog Inc. Class A	43,602	4,082
	Kennametal Inc.	109,619	4,055
	GATX Corp.	50,949	4,040
*	Paylocity Holding Corp.	42,326	3,971
*	Proto Labs Inc.	34,134	3,960
*	TopBuild Corp.	47,621	3,941
	Macquarie Infrastructure Corp.	97,201	3,941
	UniFirst Corp.	20,581	3,881
*	SiteOne Landscape Supply Inc.	55,393	3,839
*	TriNet Group Inc.	56,278	3,816
	Barnes Group Inc.	66,962	3,773
	Simpson Manufacturing Co. Inc.	55,071	3,660
*	Resideo Technologies Inc.	165,771	3,634
*	Integer Holdings Corp.	43,057	3,613
	Owens-Illinois Inc.	207,558	3,585
	EnerSys	52,198	3,576
	Valmont Industries Inc.	28,141	3,569
	ABM Industries Inc.	88,835	3,553
	Watts Water Technologies Inc. Class A	37,026	3,450
*	AMN Healthcare Services Inc.	62,582	3,395
*	Beacon Roofing Supply Inc.	92,126	3,383
	Albany International Corp. Class A	38,695	3,208
*	Pluralsight Inc. Class A	105,534	3,200
	Silgan Holdings Inc.	104,211	3,189
	Applied Industrial Technologies Inc.	51,577	3,174
	Belden Inc.	52,673	3,138
*	WESCO International Inc.	61,789	3,130
	Brady Corp. Class A	63,271	3,121
	Altra Industrial Motion Corp.	85,632	3,072

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Advanced Disposal Services Inc.	95,289	3,041
	World Fuel Services Corp.	84,417	3,036
	Universal Forest Products Inc.	79,415	3,023
	Trinity Industries Inc.	144,150	2,991
	Granite Construction Inc.	61,929	2,984
*	II-VI Inc.	81,392	2,976
	Korn Ferry	73,776	2,956
*	Colfax Corp.	105,333	2,952
	Vishay Intertechnology Inc.	178,038	2,941
	Otter Tail Corp.	55,581	2,935
*	Itron Inc.	46,338	2,899
*	Harsco Corp.	105,242	2,888
*	ExlService Holdings Inc.	43,472	2,875
*	Summit Materials Inc. Class A	148,606	2,861
	Terex Corp.	90,648	2,846
	Covanta Holding Corp.	158,370	2,836
	ESCO Technologies Inc.	33,246	2,747
*	Kratos Defense & Security Solutions Inc.	116,779	2,673
*	OSI Systems Inc.	23,656	2,664
*	Cimpress NV	29,164	2,651
	AAON Inc.	52,106	2,615
*	Sanmina Corp.	85,643	2,593
*	Builders FirstSource Inc.	152,953	2,579
	Cubic Corp.	39,887	2,572
	HEICO Corp.	18,953	2,536
	Triton International Ltd.	77,215	2,530
	EVERTEC Inc.	76,907	2,515
	Franklin Electric Co. Inc.	52,760	2,506
	Deluxe Corp.	61,584	2,504
	Comfort Systems USA Inc.	48,866	2,492
*	Dycom Industries Inc.	41,809	2,461
	Kaman Corp.	38,539	2,455
*	Fabrinet	49,230	2,445
*	Plexus Corp.	41,647	2,431
	ManTech International Corp. Class A	36,712	2,417
*	SPX FLOW Inc.	56,357	2,359
*	Navistar International Corp.	67,136	2,313
	Badger Meter Inc.	38,628	2,306
*	Conduent Inc.	239,502	2,297
*	Saia Inc.	35,477	2,294
	Forward Air Corp.	38,541	2,280
*	Anixter International Inc.	38,115	2,276
*	Casella Waste Systems Inc. Class A	57,196	2,267
	Federal Signal Corp.	83,257	2,227
	Tradeweb Markets Inc. Class A	50,255	2,202
	Matson Inc.	56,562	2,197
*	Knowles Corp.	119,099	2,181
	Mueller Water Products Inc. Class A	219,969	2,160
	Mueller Industries Inc.	73,447	2,150
	Actuant Corp. Class A	83,738	2,078
	McGrath RentCorp	32,581	2,025
*,^	Verra Mobility Corp. Class A	149,000	1,950
*	TriMas Corp.	62,446	1,934
*	SPX Corp.	58,176	1,921
*	JELD-WEN Holding Inc.	89,762	1,906
	Werner Enterprises Inc.	60,659	1,885
*	Masonite International Corp.	34,653	1,826
	Helios Technologies Inc.	39,015	1,811
*	Air Transport Services Group Inc.	74,058	1,807
*	BMC Stock Holdings Inc.	84,916	1,800
	Mobile Mini Inc.	58,879	1,792
	Schneider National Inc. Class B	97,914	1,786
*	Ambarella Inc.	39,992	1,765
*	Hub Group Inc. Class A	42,034	1,765
	EnPro Industries Inc.	27,487	1,755
	ICF International Inc.	23,869	1,738
*	Gibraltar Industries Inc.	42,713	1,724
	US Ecology Inc.	28,902	1,721
	Raven Industries Inc.	47,721	1,712
*	Installed Building Products Inc.	28,649	1,697
	Rush Enterprises Inc. Class A	46,165	1,686
*	Aerovironment Inc.	29,154	1,655
	Advanced Drainage Systems Inc.	48,772	1,599
	AAR Corp.	43,322	1,594
	AZZ Inc.	34,619	1,593
*	Atkore International Group Inc.	61,270	1,585
*	Huron Consulting Group Inc.	31,074	1,566
*	Patrick Industries Inc.	31,545	1,552
	Apogee Enterprises Inc.	35,714	1,551
	Aircastle Ltd.	72,380	1,539
	Encore Wire Corp.	25,956	1,520
	Benchmark Electronics Inc.	59,740	1,501
*	Sykes Enterprises Inc.	53,595	1,472
	MTS Systems Corp.	25,061	1,467
	Greif Inc. Class A	44,923	1,462
	Boise Cascade Co.	51,819	1,457
*	CBIZ Inc.	72,068	1,412
	Triumph Group Inc.	61,284	1,403
	Tennant Co.	22,772	1,394

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Atlas Air Worldwide Holdings Inc.	30,738	1,372
*	Livent Corp.	197,252	1,365
*	Cardtronics plc Class A	48,965	1,338
	Greenbrier Cos. Inc.	43,917	1,335
*	Inovalon Holdings Inc. Class A	91,431	1,327
	Methode Electronics Inc.	46,395	1,325
	Navigant Consulting Inc.	56,992	1,322
	Kadant Inc.	14,327	1,301
*	Milacron Holdings Corp.	93,894	1,296
	Alamo Group Inc.	12,939	1,293
*	TTM Technologies Inc.	125,306	1,278
	KEMET Corp.	67,810	1,275
*	FARO Technologies Inc.	24,196	1,272
*	Evo Payments Inc. Class A	40,041	1,262
	Columbus McKinnon Corp.	29,917	1,256
	Primoris Services Corp.	59,842	1,252
*	Continental Building Products Inc.	47,106	1,252
	Global Brass & Copper Holdings Inc.	28,424	1,243
	Standex International Corp.	16,953	1,240
	DMC Global Inc.	19,191	1,216
*	CIRCOR International Inc.	26,187	1,205
	H&E Equipment Services Inc.	41,266	1,200
*	Thermon Group Holdings Inc.	46,689	1,198
*	PGT Innovations Inc.	71,284	1,192
*	Astronics Corp.	29,226	1,175
*	TrueBlue Inc.	52,947	1,168
	Lindsay Corp.	14,121	1,161
	Mesa Laboratories Inc.	4,736	1,157
	Wabash National Corp.	70,505	1,147
	Douglas Dynamics Inc.	28,609	1,138
*	Everi Holdings Inc.	95,359	1,138
	AVX Corp.	68,107	1,131
	CTS Corp.	40,438	1,115
	Kelly Services Inc. Class A	41,411	1,085
	Kforce Inc.	30,410	1,067
*	US Concrete Inc.	21,429	1,065
*	NV5 Global Inc.	12,984	1,057
	Astec Industries Inc.	31,456	1,024
*	SEACOR Holdings Inc.	21,252	1,010
	Heartland Express Inc.	53,964	975
*	GMS Inc.	44,275	974
*	Parsons Corp.	25,799	951
	GrafTech International Ltd.	81,838	941
^	ADT Inc.	151,977	930
	Multi-Color Corp.	18,523	926
*	MACOM Technology Solutions Holdings Inc.	60,820	920
	Griffon Corp.	53,894	912
	ArcBest Corp.	32,326	909
	Marten Transport Ltd.	49,798	904
*	Control4 Corp.	37,988	902
	Quanex Building Products Corp.	46,860	885
*,^	GreenSky Inc. Class A	71,603	880
	Cass Information Systems Inc.	17,860	866
*	Echo Global Logistics Inc.	41,022	856
	National Research Corp.	14,853	855
	TTEC Holdings Inc.	18,216	849
*	Manitowoc Co. Inc.	47,499	845
*	Great Lakes Dredge & Dock Corp.	75,082	829
	Gorman-Rupp Co.	25,173	826
	Argan Inc.	20,183	819
*	Wesco Aircraft Holdings Inc.	72,166	801
*	Vicor Corp.	25,691	798
*,^	CryoPort Inc.	42,953	787
	Myers Industries Inc.	40,085	772
	Barrett Business Services Inc.	9,351	772
*	DXP Enterprises Inc.	20,343	771
*	Veeco Instruments Inc.	63,015	770
*	Aegion Corp. Class A	41,219	758
*	MYR Group Inc.	20,155	753
*	Tutor Perini Corp.	52,707	731
	Ennis Inc.	34,757	713
*	Gates Industrial Corp. plc	62,155	709
	Heidrick & Struggles International Inc.	23,574	707
*	Ducommun Inc.	15,280	689
*	Evolent Health Inc. Class A	85,698	681
	Hyster-Yale Materials Handling Inc.	12,148	671
*	International Seaways Inc.	35,330	671
^	Maxar Technologies Inc.	83,172	650
	Resources Connection Inc.	40,620	650
*	CAI International Inc.	24,910	618
*	Heritage-Crystal Clean Inc.	22,721	598
*	Team Inc.	38,772	594
*	Vishay Precision Group Inc.	14,088	572
*	Donnelley Financial Solutions Inc.	42,518	567
	Powell Industries Inc.	14,092	535
	Briggs & Stratton Corp.	52,278	535
*	Kimball Electronics Inc.	32,644	530
*	Cornerstone Building Brands Inc.	88,054	513

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	NN Inc.	52,200	509
	B. Riley Financial Inc.	24,031	501
	Insteel Industries Inc.	24,016	500
*	Willdan Group Inc.	13,352	497
*,^	Energy Recovery Inc.	47,544	495
	Spartan Motors Inc.	43,567	477
	NVE Corp.	6,799	473
*	Franklin Covey Co.	13,741	467
	Miller Industries Inc.	14,902	458
*	Cardlytics Inc.	17,569	456
*	Cross Country Healthcare Inc.	47,406	445
*	Sterling Construction Co. Inc.	32,777	440
	Park Electrochemical Corp.	26,106	436
	REV Group Inc.	29,898	431
*	ShotSpotter Inc.	9,637	426
*	Lydall Inc.	20,717	418
*,^	Paysign Inc.	31,081	416
*	CECO Environmental Corp.	43,080	413
	Allied Motion Technologies Inc.	10,888	413
*	Blue Bird Corp.	20,283	399
	Crawford & Co. Class B	42,832	399
*	Napco Security Technologies Inc.	13,003	386
	Omega Flex Inc.	4,874	374
	CRA International Inc.	9,730	373
*	Northwest Pipe Co.	13,840	357
	VSE Corp.	12,337	354
	Park-Ohio Holdings Corp.	10,693	348
*	Landec Corp.	36,782	345
*	Eagle Bulk Shipping Inc.	64,892	340
*	UFP Technologies Inc.	7,991	332
*	Mistras Group Inc.	22,934	330
*	Willis Lease Finance Corp.	5,611	327
*	Foundation Building Materials Inc.	17,996	320
	Quad/Graphics Inc.	40,391	319
*	LB Foster Co. Class A	10,821	296
^	Advanced Emissions Solutions Inc.	22,693	287
	NACCO Industries Inc. Class A	5,414	281
	Graham Corp.	13,821	279
	Daktronics Inc.	45,183	279
*	GP Strategies Corp.	18,445	278
	Hurco Cos. Inc.	7,684	273
	Universal Logistics Holdings Inc.	11,966	269
*	Radiant Logistics Inc.	42,943	264
*	Commercial Vehicle Group Inc.	32,782	263
	BG Staffing Inc.	13,089	247
*	IntriCon Corp.	10,120	236
*	IES Holdings Inc.	12,444	235
*	Covenant Transportation Group Inc. Class A	15,743	232
	United States Lime & Minerals Inc.	2,772	222
*	InnerWorkings Inc.	57,943	221
*	OptimizeRx Corp.	13,645	221
	Bel Fuse Inc. Class B	12,784	219
*	Era Group Inc.	26,281	219
*	Twin Disc Inc.	14,489	219
*	Lawson Products Inc.	5,840	214
*	Construction Partners Inc. Class A	14,272	214
*	Armstrong Flooring Inc.	21,631	213
*	Aspen Aerogels Inc.	29,879	213
*,^	BlueLinx Holdings Inc.	10,357	205
*	PAM Transportation Services Inc.	3,307	205
*	Transcat Inc.	7,708	197
^	EVI Industries Inc.	5,076	194
*	DHI Group Inc.	52,458	187
*	Overseas Shipholding Group Inc. Class A	98,988	186
*	Iteris Inc.	34,939	181
*	PRGX Global Inc.	26,537	178
*	CyberOptics Corp.	10,865	176
*	Daseke Inc.	48,612	175
*	Gencor Industries Inc.	13,358	174
*	Concrete Pumping Holdings Inc.	33,517	172
*	Information Services Group Inc.	52,556	166
	Eastern Co.	5,925	166
*	YRC Worldwide Inc.	40,995	165
	RR Donnelley & Sons Co.	82,974	163
*	Acacia Research Corp.	53,671	159
*,^	Turtle Beach Corp.	13,457	156
	LSC Communications Inc.	41,783	153
*,^	Aqua Metals Inc.	89,750	150
*	Ultralife Corp.	18,241	145
*,^	Workhorse Group Inc.	47,111	139
	Global Water Resources Inc.	13,084	137
*	Luna Innovations Inc.	30,072	135
*	Innovative Solutions & Support Inc.	25,899	132
	LSI Industries Inc.	35,837	131
*,^	Energous Corp.	28,873	126
*	Intevac Inc.	25,788	125

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	US Xpress Enterprises Inc. Class A	24,081	124
*	NRC Group Holdings Corp.	11,094	123
*	Universal Technical Institute Inc.	35,652	122
*	UQM Technologies Inc.	68,203	113
*	StarTek Inc.	13,737	112
*,^	ExOne Co.	11,835	110
*,^	Forterra Inc.	22,035	110
*	Manitex International Inc.	17,289	106
*	Houston Wire & Cable Co.	19,943	104
*	FreightCar America Inc.	17,784	104
*	General Finance Corp.	12,254	103
*	Orion Group Holdings Inc.	37,214	100
*,^	Asure Software Inc.	11,989	99
*	PFSweb Inc.	23,956	97
*	Horizon Global Corp.	26,846	96
	RF Industries Ltd.	11,313	95
*	ServiceSource International Inc.	96,518	92
*,^	MicroVision Inc.	109,463	88
*	Huttig Building Products Inc.	33,725	87
*	Frequency Electronics Inc.	7,573	86
	Richardson Electronics Ltd.	15,379	86
*	ARC Document Solutions Inc.	41,831	85
*	Goldfield Corp.	35,662	82
*	USA Truck Inc.	7,669	78
*	Charah Solutions Inc.	13,885	76
*	CPI Aerostructures Inc.	8,892	75
	AMCON Distributing Co.	746	71
*	Coda Octopus Group Inc.	5,441	71
*	Perceptron Inc.	15,787	70
*	Broadwind Energy Inc.	31,113	69
*	Arotech Corp.	34,490	69
*	IEC Electronics Corp.	10,877	68
*	Nuvectra Corp.	19,706	66
*	Sharps Compliance Corp.	18,541	66
*,^	Babcock & Wilcox Enterprises Inc.	188,915	65
*	Ballantyne Strong Inc.	19,745	64
*	Fuel Tech Inc.	44,766	63
*	Air T Inc.	3,141	55
*	Perma-Pipe International Holdings Inc.	5,795	53
*	Patriot Transportation Holding Inc.	3,098	53
*	Steel Connect Inc.	28,541	52
*	Research Frontiers Inc.	15,220	51
*,^	Capstone Turbine Corp.	63,915	50
	Hudson Global Inc.	3,985	50
*	Perma-Fix Environmental Services	12,584	49
	Issuer Direct Corp.	4,075	46
*	Mayville Engineering Co. Inc.	2,983	41
*	Tecogen Inc.	10,801	40
*	Orion Energy Systems Inc.	13,441	40
*,^	Odyssey Marine Exploration Inc.	6,843	40
*	CUI Global Inc.	46,040	38
*	Hudson Technologies Inc.	43,220	37
*	Limbach Holdings Inc.	3,987	36
*	Lincoln Educational Services Corp.	13,889	32
*	LightPath Technologies Inc. Class A	35,249	32
*,^	Applied DNA Sciences Inc.	56,734	28
*	ASV Holdings Inc.	3,612	25
*,^	Vertex Energy Inc.	15,510	23
	Bel Fuse Inc. Class A	1,376	20
*	ClearSign Combustion Corp.	15,390	18
*	AeroCentury Corp.	2,175	16
	Greif Inc. Class B	349	15
*	eMagin Corp.	33,365	15
	Espey Manufacturing & Electronics Corp.	401	10
*	Wireless Telecom Group Inc.	5,529	9
*	Volt Information Sciences Inc.	1,894	8
*	Air Industries Group	7,737	8
*	Payment Data Systems Inc.	2,200	8
	Ecology and Environment Inc.	550	6
*	Sigma Labs Inc.	4,136	6
*	Digital Ally Inc.	3,600	5
*	Rubicon Technology Inc.	609	5
*	Industrial Services of America Inc.	5,080	5
*	Revolution Lighting Technologies Inc.	19,975	5
	Chicago Rivet & Machine Co.	123	3
*	Taylor Devices Inc.	229	2
*	DLH Holdings Corp.	400	2
*	Sypris Solutions Inc.	1,594	1
*	Ranpak Holdings Corp.	121	1
*	Bio-key International Inc.	800	1
*	Energy Focus Inc.	1,790	1
*	Air T Inc. Warrants Exp. 06/07/2020	8,708	1
*	GEE Group Inc.	500	—
			5,335,130

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
Oil & Gas (4.7%)
	Exxon Mobil Corp.	5,672,641	434,694
	Chevron Corp.	2,560,131	318,583
	ConocoPhillips	1,520,762	92,766
	Schlumberger Ltd.	1,862,658	74,022
	EOG Resources Inc.	775,048	72,203
	Phillips 66	600,514	56,172
	Kinder Morgan Inc.	2,579,150	53,853
	Marathon Petroleum Corp.	918,367	51,318
	Occidental Petroleum Corp.	1,012,051	50,886
	Valero Energy Corp.	568,904	48,704
	Anadarko Petroleum Corp.	669,526	47,242
	Williams Cos. Inc.	1,624,425	45,549
	ONEOK Inc.	551,456	37,946
	Pioneer Natural Resources Co.	228,802	35,203
	Concho Resources Inc.	269,414	27,798
	Halliburton Co.	1,096,923	24,944
	Diamondback Energy Inc.	220,630	24,042
	Hess Corp.	361,371	22,972
*	Cheniere Energy Inc.	311,042	21,291
	Baker Hughes a GE Co. Class A	692,822	17,064
	Devon Energy Corp.	558,226	15,921
	Marathon Oil Corp.	1,111,749	15,798
	Apache Corp.	511,237	14,811
	Noble Energy Inc.	643,916	14,424
	Cabot Oil & Gas Corp.	579,928	13,315
	Targa Resources Corp.	307,899	12,088
	National Oilwell Varco Inc.	514,357	11,434
	OGE Energy Corp.	266,592	11,346
	HollyFrontier Corp.	205,682	9,519
	Cimarex Energy Co.	128,127	7,602
	Helmerich & Payne Inc.	139,037	7,038
*	Parsley Energy Inc. Class A	356,592	6,779
*	WPX Energy Inc.	562,522	6,475
*	First Solar Inc.	97,716	6,418
	Murphy Oil Corp.	219,887	5,420
	EQT Corp.	340,521	5,384
	Equitrans Midstream Corp.	271,619	5,354
*	Continental Resources Inc.	126,712	5,333
*	Transocean Ltd.	775,871	4,973
	PBF Energy Inc. Class A	144,909	4,536
	Antero Midstream Corp.	388,472	4,452
	Delek US Holdings Inc.	104,757	4,245
*	Chart Industries Inc.	47,242	3,632
*	Apergy Corp.	104,667	3,511
*	PDC Energy Inc.	89,514	3,228
*,^	Chesapeake Energy Corp.	1,640,240	3,198
	Patterson-UTI Energy Inc.	273,406	3,147
	Core Laboratories NV	58,692	3,068
*	Matador Resources Co.	142,021	2,823
*	Oceaneering International Inc.	134,031	2,733
*	Oasis Petroleum Inc.	428,514	2,434
*	Southwestern Energy Co.	765,660	2,419
*	Dril-Quip Inc.	49,329	2,368
*	ProPetro Holding Corp.	114,199	2,364
	Range Resources Corp.	335,983	2,345
*	QEP Resources Inc.	320,929	2,320
*	Whiting Petroleum Corp.	122,341	2,285
*	McDermott International Inc.	234,116	2,262
^	Ensco Rowan plc Class A	263,263	2,246
	Arcosa Inc.	58,670	2,208
*,^	Enphase Energy Inc.	119,805	2,184
*	NOW Inc.	146,863	2,168
*	Cactus Inc. Class A	61,922	2,051
*	Callon Petroleum Co.	308,828	2,035
	CVR Energy Inc.	40,552	2,027
	SM Energy Co.	152,395	1,908
*	Centennial Resource Development Inc. Class A	250,797	1,904
*	MRC Global Inc.	109,285	1,871
	Archrock Inc.	169,341	1,795
*	Antero Resources Corp.	314,428	1,739
*,^	Magnolia Oil & Gas Corp. Class A	148,847	1,724
*	SRC Energy Inc.	332,133	1,647
*	Helix Energy Solutions Group Inc.	184,745	1,594
*	CNX Resources Corp.	197,987	1,447
*	Oil States International Inc.	76,869	1,407
	SemGroup Corp. Class A	107,389	1,289
	Nabors Industries Ltd.	439,751	1,275
*,^	California Resources Corp.	60,049	1,182
*	Carrizo Oil & Gas Inc.	107,606	1,078
*	Gulfport Energy Corp.	208,143	1,022
*,^	Tellurian Inc.	127,289	999
*	Par Pacific Holdings Inc.	46,979	964
*	Tidewater Inc.	40,783	958
*	C&J Energy Services Inc.	78,504	925
*,^	SunPower Corp. Class A	86,309	923
	Berry Petroleum Corp.	82,330	873
*	Select Energy Services Inc. Class A	74,064	860
*	TPI Composites Inc.	33,771	835
*	Newpark Resources Inc.	110,911	823

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Renewable Energy Group Inc.	49,287	782
	Liberty Oilfield Services Inc. Class A	46,896	759
*	Denbury Resources Inc.	598,737	742
*,^	Diamond Offshore Drilling Inc.	79,654	706
*	Northern Oil and Gas Inc.	363,022	701
*,^	National Energy Services Reunited Corp.	80,004	696
*	Brigham Minerals Inc.	32,370	695
*,^	Plug Power Inc.	298,659	672
*,^	Extraction Oil & Gas Inc.	152,129	659
*	Laredo Petroleum Inc.	223,638	649
*	Matrix Service Co.	31,851	645
*	Jagged Peak Energy Inc.	74,098	613
*	Talos Energy Inc.	25,348	610
*	Noble Corp. plc	316,009	591
*	Unit Corp.	65,238	580
*	Exterran Corp.	40,659	578
*	W&T Offshore Inc.	114,266	567
	Green Plains Inc.	51,095	551
*	KLX Energy Services Holdings Inc.	26,382	539
*	REX American Resources Corp.	7,367	537
	RPC Inc.	72,804	525
	Solaris Oilfield Infrastructure Inc. Class A	34,387	515
*	Penn Virginia Corp.	16,554	508
*	Bonanza Creek Energy Inc.	23,167	484
	Falcon Minerals Corp.	45,982	386
*	SEACOR Marine Holdings Inc.	25,812	386
*	Keane Group Inc.	57,354	385
*	Forum Energy Technologies Inc.	109,759	375
*	Nine Energy Service Inc.	20,403	354
*	Ameresco Inc. Class A	21,679	319
*	Green Brick Partners Inc.	36,354	302
*	SandRidge Energy Inc.	43,574	302
*	Altus Midstream Co. Class A	77,115	287
*	FTS International Inc.	49,145	274
*	Superior Energy Services Inc.	204,939	266
*	TETRA Technologies Inc.	160,278	261
*	HighPoint Resources Corp.	141,690	258
	Panhandle Oil and Gas Inc. Class A	18,872	246
	Evolution Petroleum Corp.	34,236	245
*	Natural Gas Services Group Inc.	14,793	244
*	Trecora Resources	25,502	244
*	Ring Energy Inc.	74,978	244
*	Abraxas Petroleum Corp.	226,495	233
*	Geospace Technologies Corp.	15,385	232
*	American Superconductor Corp.	24,464	227
*	Flotek Industries Inc.	64,587	214
*	Goodrich Petroleum Corp.	14,690	191
*,^	Chaparral Energy Inc. Class A	36,836	173
*	US Well Services Inc.	32,839	158
*	Midstates Petroleum Co. Inc.	26,028	153
*,^	Comstock Resources Inc.	25,904	144
*	Earthstone Energy Inc. Class A	23,011	141
*	Isramco Inc.	1,100	130
	Mammoth Energy Services Inc.	18,291	126
*	SilverBow Resources Inc.	8,359	116
*	Gulf Island Fabrication Inc.	14,914	106
*	ION Geophysical Corp.	12,891	104
*	VAALCO Energy Inc.	58,039	97
*	Montage Resources Corp.	15,315	93
*	American Resources Corp. Class A	31,283	92
*	Covia Holdings Corp.	46,626	91
*	Roan Resources Inc.	52,334	91
*	Independence Contract Drilling Inc.	54,573	86
*	Ranger Energy Services Inc.	10,210	82
*,^	Torchlight Energy Resources Inc.	56,117	80
*	Dawson Geophysical Co.	29,862	75
	Adams Resources & Energy Inc.	2,078	71
*	Mitcham Industries Inc.	16,416	65
*,^	Hornbeck Offshore Services Inc.	48,944	61
*,^	Smart Sand Inc.	24,644	60
*	NCS Multistage Holdings Inc.	16,701	59
*	Basic Energy Services Inc.	29,018	55
*	Contango Oil & Gas Co.	30,210	53
*,^	Ultra Petroleum Corp.	249,859	45
*	Pacific Ethanol Inc.	56,982	44
*	Lonestar Resources US Inc. Class A	17,103	39
*,^	Halcon Resources Corp.	191,302	34
*,^	CARBO Ceramics Inc.	24,842	34

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Lilis Energy Inc.	49,026	30
*,^	Key Energy Services Inc.	11,511	26
*	Parker Drilling Co.	1,232	25
*	Quintana Energy Services Inc.	15,295	25
*,^	Pioneer Energy Services Corp.	90,453	23
*,^	Zion Oil & Gas Inc.	67,755	23
*,^	Approach Resources Inc.	63,353	18
*	Infrastructure and Energy Alternatives Inc.	7,696	16
*,^	Alta Mesa Resources Inc. Class A	103,408	15
*	Superior Drilling Products Inc.	13,687	14
*,^	Enservco Corp.	27,027	10
*	PrimeEnergy Resources Corp.	63	8
*	Rosehill Resources Inc. Class A	1,902	7
*,^	FuelCell Energy Inc.	20,013	3
*,^	Aemetis Inc.	2,872	2
*	Talos Energy Inc. Warrants Exp. 02/28/2021	725	1
*,^	Houston American Energy Corp.	6,100	1
*,^,§	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	7,759	—
*,^,§	Harvest Natural Resources Inc.	27,025	—
*,§	Jones Energy Inc. Class A	1	—
			1,864,399
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	15,650	152
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	4,500	20
*,§	Ambit Biosciences Corp. CVR	29,736	18
*,§	A Schulman Inc. CVR	40,279	17
*,§	NewStar Financial Inc. CVR	36,657	10
*,§	OncoMed Pharmaceuticals Inc. CVR	31,662	9
*	Babcock & Wilcox Enterprises Inc. Rights Exp. 07/18/2019	188,915	8
*,§	Media General Inc. CVR	175,133	7
*,§	Corium CVR	34,910	6
*,§	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,§	OncoMed Pharmaceuticals Inc. CVR (XNGS)	31,662	—
*,§	Clinical Data CVR	29,879	—
*,^,§	Biosante Pharmaceutical Inc. CVR	156,953	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	126,930	—
*	Kadmon Warrants Exp. 09/29/2022	25,728	—
			250
Technology (20.3%)
	Microsoft Corp.	10,281,796	1,377,349
	Apple Inc.	5,564,328	1,101,292
*	Facebook Inc. Class A	3,225,318	622,486
*	Alphabet Inc. Class A	400,228	433,367
*	Alphabet Inc. Class C	398,971	431,252
	Cisco Systems Inc.	5,789,005	316,832
	Intel Corp.	6,025,151	288,424
*	Adobe Inc.	653,442	192,537
	Oracle Corp.	3,026,189	172,402
	International Business Machines Corp.	1,203,673	165,987
*	salesforce.com Inc.	985,118	149,472
	Texas Instruments Inc.	1,274,862	146,303
	Broadcom Inc.	504,287	145,164
	NVIDIA Corp.	776,545	127,532
	QUALCOMM Inc.	1,627,296	123,788
	Intuit Inc.	330,264	86,308
*	ServiceNow Inc.	249,301	68,451
*	Micron Technology Inc.	1,484,169	57,274
	Applied Materials Inc.	1,269,290	57,004
	Analog Devices Inc.	493,815	55,737
	Cognizant Technology Solutions Corp. Class A	770,734	48,857
*	Autodesk Inc.	293,898	47,876
*	Workday Inc. Class A	216,888	44,588
	HP Inc.	2,062,072	42,870
*	Red Hat Inc.	224,545	42,161
	Xilinx Inc.	339,386	40,020
*	Advanced Micro Devices Inc.	1,303,027	39,573
	Lam Research Corp.	204,531	38,419
	Motorola Solutions Inc.	219,856	36,657
	Corning Inc.	1,056,472	35,107
*	Twitter Inc.	976,451	34,078
	Harris Corp.	160,358	30,329
	Cerner Corp.	412,652	30,247
*	VeriSign Inc.	144,428	30,209
*	Veeva Systems Inc. Class A	173,892	28,190
	Hewlett Packard Enterprise Co.	1,849,002	27,643
	Microchip Technology Inc.	318,280	27,595

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Cadence Design Systems Inc.	377,938	26,762
*	Synopsys Inc.	202,690	26,084
	KLA-Tencor Corp.	219,044	25,891
*	Splunk Inc.	202,313	25,441
*	Palo Alto Networks Inc.	121,037	24,662
*	IAC/InterActiveCorp	106,299	23,123
*	ANSYS Inc.	111,760	22,891
	CDW Corp.	201,162	22,329
	Maxim Integrated Products Inc.	367,664	21,994
	NetApp Inc.	330,813	20,411
*	Twilio Inc. Class A	149,183	20,341
	Marvell Technology Group Ltd.	839,004	20,027
	DXC Technology Co.	360,277	19,869
*	Gartner Inc.	115,839	18,643
*	Arista Networks Inc.	71,127	18,466
	Skyworks Solutions Inc.	232,982	18,003
	Symantec Corp.	813,642	17,705
	Western Digital Corp.	371,275	17,654
	VMware Inc. Class A	103,584	17,320
*	Okta Inc.	140,182	17,314
*	Tableau Software Inc. Class A	101,734	16,890
*	Akamai Technologies Inc.	207,343	16,616
*	GoDaddy Inc. Class A	234,427	16,445
	SS&C Technologies Holdings Inc.	285,319	16,437
	Seagate Technology plc	339,697	16,007
	Leidos Holdings Inc.	195,937	15,646
	Citrix Systems Inc.	158,412	15,547
*	Paycom Software Inc.	68,085	15,436
*	Fortinet Inc.	194,100	14,913
*	Snap Inc.	936,724	13,395
*	Zendesk Inc.	149,453	13,306
*	PTC Inc.	143,201	12,854
	Juniper Networks Inc.	462,937	12,328
*	EPAM Systems Inc.	68,887	11,924
*	F5 Networks Inc.	79,878	11,633
*	Aspen Technology Inc.	93,500	11,620
	Teradyne Inc.	240,458	11,520
*	Black Knight Inc.	190,682	11,470
*	ON Semiconductor Corp.	548,928	11,094
*	Guidewire Software Inc.	108,432	10,993
*	Qorvo Inc.	164,704	10,971
	Cypress Semiconductor Corp.	483,315	10,749
*	Coupa Software Inc.	83,896	10,622
*	Dell Technologies Inc.	207,846	10,559
*	Tyler Technologies Inc.	48,809	10,544
*	RingCentral Inc. Class A	91,346	10,497
*	HubSpot Inc.	52,446	8,943
*	Proofpoint Inc.	73,737	8,867
*	Ciena Corp.	208,775	8,587
	CDK Global Inc.	167,241	8,268
*	Cree Inc.	139,677	7,847
*,^	MongoDB Inc.	48,094	7,315
*	Medidata Solutions Inc.	78,392	7,095
	Monolithic Power Systems Inc.	51,641	7,012
*	DocuSign Inc. Class A	140,270	6,973
*	CACI International Inc. Class A	33,564	6,867
	Entegris Inc.	181,252	6,764
*	Alteryx Inc. Class A	57,970	6,326
*	RealPage Inc.	106,706	6,280
*	ViaSat Inc.	76,717	6,200
	Science Applications International Corp.	71,193	6,162
*	Anaplan Inc.	121,858	6,150
*	Nuance Communications Inc.	381,885	6,099
*	Manhattan Associates Inc.	87,233	6,048
*	Silicon Laboratories Inc.	58,269	6,025
*	Dropbox Inc. Class A	240,113	6,015
*	Zscaler Inc.	77,027	5,903
*	Smartsheet Inc. Class A	117,336	5,679
*	Teradata Corp.	157,889	5,660
	j2 Global Inc.	63,490	5,644
*	New Relic Inc.	65,176	5,638
	MKS Instruments Inc.	72,074	5,614
*	Lumentum Holdings Inc.	101,916	5,443
	Blackbaud Inc.	65,119	5,437
	SYNNEX Corp.	54,769	5,389
*	Tech Data Corp.	50,227	5,254
*	Slack Technologies Inc. Class A	137,065	5,140
*	ACI Worldwide Inc.	149,546	5,135
	LogMeIn Inc.	68,129	5,020
^	Match Group Inc.	74,571	5,016
*	Avalara Inc.	69,054	4,986
*	NCR Corp.	158,408	4,926
*	Nutanix Inc.	185,638	4,815
*	Ceridian HCM Holding Inc.	94,141	4,726
*	Verint Systems Inc.	86,848	4,671
*	Envestnet Inc.	66,280	4,532
*	Cornerstone OnDemand Inc.	77,535	4,492
*	Pure Storage Inc. Class A	291,531	4,452
	Perspecta Inc.	185,313	4,338
*	Q2 Holdings Inc.	56,390	4,306
*	Semtech Corp.	88,613	4,258
	Cabot Microelectronics Corp.	38,639	4,253
*	Everbridge Inc.	47,141	4,215
*	FireEye Inc.	282,852	4,189

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	CommScope Holding Co. Inc.	258,831	4,071
*	Viavi Solutions Inc.	302,833	4,025
*	Qualys Inc.	45,503	3,962
*	Five9 Inc.	75,246	3,859
	Pegasystems Inc.	53,236	3,791
*	Rapid7 Inc.	65,082	3,764
*	Finisar Corp.	158,254	3,619
	Brooks Automation Inc.	90,911	3,523
*	Cirrus Logic Inc.	80,489	3,517
*	Premier Inc. Class A	85,322	3,337
*,^	Pinterest Inc. Class A	122,449	3,333
	Cogent Communications Holdings Inc.	55,704	3,307
*	2U Inc.	84,676	3,187
*	Box Inc.	173,663	3,058
*	Advanced Energy Industries Inc.	52,645	2,962
*	Blackline Inc.	54,904	2,938
	Power Integrations Inc.	36,053	2,891
*	Allscripts Healthcare Solutions Inc.	243,817	2,836
*	Inphi Corp.	56,412	2,826
*	Insight Enterprises Inc.	48,247	2,808
*	EchoStar Corp. Class A	63,222	2,802
	InterDigital Inc.	43,346	2,791
*	CommVault Systems Inc.	55,866	2,772
*	PROS Holdings Inc.	43,111	2,727
*	Elastic NV	35,790	2,672
*	Workiva Inc.	45,649	2,652
	Progress Software Corp.	60,542	2,641
*	Alarm.com Holdings Inc.	49,027	2,623
*	Covetrus Inc.	103,966	2,543
*	Bottomline Technologies DE Inc.	57,346	2,537
^	Ubiquiti Networks Inc.	18,965	2,494
*	NetScout Systems Inc.	98,163	2,492
*	Lattice Semiconductor Corp.	170,367	2,486
*	SPS Commerce Inc.	23,795	2,432
*	Varonis Systems Inc.	38,554	2,388
*	Yext Inc.	113,035	2,271
*	LivePerson Inc.	77,712	2,179
	CSG Systems International Inc.	44,350	2,166
*	Electronics For Imaging Inc.	58,201	2,148
*	Appfolio Inc.	20,931	2,141
*	SailPoint Technologies Holding Inc.	105,763	2,119
*	Acacia Communications Inc.	43,520	2,052
*	SVMK Inc.	121,930	2,013
*	Cray Inc.	57,070	1,987
*	MaxLinear Inc.	84,083	1,971
*	Diodes Inc.	53,936	1,962
*	Blucora Inc.	62,170	1,888
*	ForeScout Technologies Inc.	54,974	1,861
*	Avaya Holdings Corp.	150,626	1,794
*	Instructure Inc.	41,782	1,776
*	Rambus Inc.	147,354	1,774
*	Altair Engineering Inc. Class A	42,489	1,716
	Plantronics Inc.	45,748	1,694
*	Virtusa Corp.	37,620	1,671
*	Crowdstrike Holdings Inc. Class A	24,080	1,644
*	Cloudera Inc.	303,904	1,599
*	MicroStrategy Inc. Class A	10,843	1,554
*	FormFactor Inc.	98,169	1,538
*	Bandwidth Inc. Class A	20,178	1,514
*	Perficient Inc.	43,478	1,492
^	Ebix Inc.	28,305	1,421
*	Cision Ltd.	120,341	1,412
*	NextGen Healthcare Inc.	69,212	1,377
*	3D Systems Corp.	149,847	1,364
	Xperi Corp.	65,254	1,344
	NIC Inc.	82,357	1,321
*	Synaptics Inc.	44,902	1,308
*	Zuora Inc. Class A	83,514	1,279
*	SolarWinds Corp.	68,599	1,258
*	Vocera Communications Inc.	38,206	1,220
*	Upland Software Inc.	26,493	1,206
*	ePlus Inc.	17,339	1,195
	TiVo Corp.	160,326	1,182
*	Carbonite Inc.	43,765	1,140
*	ScanSource Inc.	34,146	1,112
*	Rudolph Technologies Inc.	39,615	1,095
*	Extreme Networks Inc.	164,918	1,067
*	Tabula Rasa HealthCare Inc.	21,270	1,062
	Pitney Bowes Inc.	247,346	1,059
*,^	Appian Corp. Class A	29,266	1,056
*	Nanometrics Inc.	29,644	1,029
*	Boingo Wireless Inc.	57,217	1,028
*	NETGEAR Inc.	39,203	991
*	Benefitfocus Inc.	36,303	986
	Shutterstock Inc.	24,958	978
	ADTRAN Inc.	62,208	949
*	Pivotal Software Inc. Class A	87,465	924
*	Diebold Nixdorf Inc.	100,042	916
	Presidio Inc.	66,191	905
*	Tenable Holdings Inc.	31,676	904

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Monotype Imaging Holdings Inc.	53,643	903
*	Carbon Black Inc.	52,684	881
*	Eventbrite Inc. Class A	53,959	874
	Comtech Telecommunications Corp.	30,494	857
*	Pagerduty Inc.	17,200	809
	Switch Inc.	59,874	784
*	nLight Inc.	40,430	776
	Cohu Inc.	49,668	766
*,^	Tucows Inc. Class A	12,476	761
*	Amkor Technology Inc.	101,154	755
*	Model N Inc.	38,375	748
*	Domo Inc.	26,666	729
*	Photronics Inc.	87,690	719
*	CEVA Inc.	29,021	707
*,^	Ichor Holdings Ltd.	29,424	696
*	Ultra Clean Holdings Inc.	48,961	682
*	Infinera Corp.	231,951	675
*	Zix Corp.	71,011	645
*	Unisys Corp.	65,298	635
*	OneSpan Inc.	44,453	630
*	Rosetta Stone Inc.	27,289	624
*	Loral Space & Communications Inc.	17,765	613
*	Vectrus Inc.	15,096	612
	Forrester Research Inc.	12,946	609
*	Agilysys Inc.	27,191	584
*	Axcelis Technologies Inc.	38,762	583
	QAD Inc. Class A	14,323	576
*,^	USA Technologies Inc.	77,440	575
*	MobileIron Inc.	92,347	573
	Hackett Group Inc.	33,963	570
*	Impinj Inc.	19,661	563
	American Software Inc. Class A	42,452	558
	PC Connection Inc.	15,771	552
*	Harmonic Inc.	99,286	551
*,^	VirnetX Holding Corp.	87,885	546
*	I3 Verticals Inc. Class A	18,401	542
*	CalAmp Corp.	45,048	526
*	Aquantia Corp.	39,568	516
*	Amber Road Inc.	36,136	472
	Computer Programs & Systems Inc.	16,716	465
*	Brightcove Inc.	44,661	461
*	Mitek Systems Inc.	45,956	457
	Simulations Plus Inc.	15,500	443
*	PDF Solutions Inc.	33,149	435
*	Digi International Inc.	33,938	430
	Systemax Inc.	19,157	425
*	A10 Networks Inc.	61,440	419
*	Endurance International Group Holdings Inc.	86,486	415
*	Sciplay Corp. Class A	29,427	403
*	PAR Technology Corp.	14,203	401
*	Calix Inc.	58,113	381
*	Telaria Inc.	50,418	379
*	Limelight Networks Inc.	139,200	376
*	DSP Group Inc.	26,036	374
*	Ribbon Communications Inc.	72,624	355
*,^	TransEnterix Inc.	252,303	343
*	Meet Group Inc.	93,227	324
*	Castlight Health Inc. Class B	98,203	317
*	Fastly Inc. Class A	15,028	305
*,^	Gogo Inc.	75,030	299
*	Telenav Inc.	37,157	297
*	Adesto Technologies Corp.	33,850	276
*	ChannelAdvisor Corp.	31,025	272
*	Immersion Corp.	35,489	270
*	Synchronoss Technologies Inc.	33,555	265
*	WideOpenWest Inc.	35,169	255
*,^	Applied Optoelectronics Inc.	24,455	251
*	Alpha & Omega Semiconductor Ltd.	25,712	240
*	NeoPhotonics Corp.	56,905	238
*	KVH Industries Inc.	21,023	229
*	Ooma Inc.	21,775	228
*	Aerohive Networks Inc.	45,603	202
*	Airgain Inc.	14,003	198
*	ACM Research Inc. Class A	12,629	197
*	Digimarc Corp.	4,241	188
*	Casa Systems Inc.	29,218	188
*	GSI Technology Inc.	21,838	187
*	Clearfield Inc.	14,122	187
*	Icad Inc.	29,252	186
*,^	Inseego Corp.	38,426	184
*	RigNet Inc.	17,068	172
*	AXT Inc.	42,819	170
*	DASAN Zhone Solutions Inc.	12,823	167
	AstroNova Inc.	6,427	166
*	eGain Corp.	19,305	157
*	Majesco	16,500	154
	GlobalSCAPE Inc.	14,127	144
	Preformed Line Products Co.	2,509	139
*	SharpSpring Inc.	10,659	138
*	SecureWorks Corp. Class A	10,122	135

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Intelligent Systems Corp.	4,600	132
*	ID Systems Inc.	21,901	129
*	LRAD Corp.	37,838	124
	TESSCO Technologies Inc.	6,913	123
*	Change Healthcare Inc.	8,272	121
*	VOXX International Corp. Class A	28,587	119
*	Smith Micro Software Inc.	37,622	114
*	Veritone Inc.	13,211	110
*	Great Elm Capital Group Inc.	25,570	110
*	Identiv Inc.	21,369	109
*	Amtech Systems Inc.	19,290	106
*	Pixelworks Inc.	35,769	106
	PC-Tel Inc.	22,253	99
*	Aviat Networks Inc.	6,976	96
*	Kopin Corp.	84,748	92
	QAD Inc. Class B	3,097	91
*	Park City Group Inc.	16,658	89
	TransAct Technologies Inc.	7,695	87
*	EMCORE Corp.	25,614	84
*	Computer Task Group Inc.	20,394	82
*,^	Internap Corp.	26,796	81
*	Atomera Inc.	15,772	79
*	Everspin Technologies Inc.	12,013	78
*	Neurotrope Inc.	9,635	77
*	Exela Technologies Inc.	34,119	75
*	Rimini Street Inc.	13,148	70
*	Synacor Inc.	43,316	68
	Wayside Technology Group Inc.	5,976	67
	CSP Inc.	4,375	67
*	Seachange International Inc.	46,503	66
*	Resonant Inc.	26,336	63
*	QuickLogic Corp.	107,285	62
*	Key Tronic Corp.	12,158	61
*	Finjan Holdings Inc.	27,000	60
*	WidePoint Corp.	138,277	58
	BK Technologies Corp.	13,400	58
*	RCM Technologies Inc.	14,006	56
*	NetSol Technologies Inc.	9,891	55
	Network-1 Technologies Inc.	20,999	52
*	Red Violet Inc.	3,768	47
*	Data I/O Corp.	9,481	43
*	Intellicheck Inc.	7,252	42
*	Aehr Test Systems	23,485	39
*	RumbleON Inc. Class B	8,187	37
*	Support.com Inc.	21,839	35
*	GSE Systems Inc.	14,921	35
*	Intermolecular Inc.	27,196	32
*	CVD Equipment Corp.	8,553	31
*	inTEST Corp.	6,464	31
*	BSQUARE Corp.	25,292	29
*	ClearOne Inc.	11,338	25
*	Mastech Digital Inc.	5,006	24
*	ADDvantage Technologies Group Inc.	14,730	23
*	Lantronix Inc.	6,314	21
*	SITO Mobile Ltd.	26,757	21
*,^	NXT-ID Inc.	23,431	17
*	Aware Inc.	5,136	17
*	Evolving Systems Inc.	20,892	16
*	Streamline Health Solutions Inc.	10,393	16
*	Westell Technologies Inc. Class A	5,216	10
*	Inuvo Inc.	19,200	8
*	CynergisTek Inc.	1,200	6
*	AIT Therapeutics Inc.	686	4
	Communications Systems Inc.	1,077	3
*	Cinedigm Corp. Class A	1,210	2
*	Qualstar Corp.	200	1
*	Innodata Inc.	1,100	1
*	ARC Group Worldwide Inc.	1,261	1
*	One Stop Systems Inc.	300	1
			8,018,636
Telecommunications (1.9%)
	AT&T Inc.	9,772,912	327,490
	Verizon Communications Inc.	5,546,910	316,895
*	T-Mobile US Inc.	398,508	29,545
	CenturyLink Inc.	1,308,989	15,394
*	Zayo Group Holdings Inc.	268,058	8,822
*	Sprint Corp.	822,437	5,403
	Telephone & Data Systems Inc.	129,023	3,922
*	Vonage Holdings Corp.	291,941	3,308
*	Iridium Communications Inc.	128,327	2,985
*	8x8 Inc.	120,517	2,905
	Shenandoah Telecommunications Co.	62,836	2,421
*,^	Zoom Video Communications Inc. Class A	26,956	2,393
*	Intelsat SA	101,919	1,982
*,^	GTT Communications Inc.	58,085	1,022
*	United States Cellular Corp.	20,695	925
	ATN International Inc.	14,775	853
*	pdvWireless Inc.	16,770	788
*	ORBCOMM Inc.	99,826	724
	Consolidated Communications Holdings Inc.	85,883	423

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Spok Holdings Inc.	26,291	395
*,^	Pareteum Corp.	140,419	367
*,^	Globalstar Inc.	747,398	359
*	Cincinnati Bell Inc.	62,465	309
*	IDT Corp. Class B	27,448	260
*,^	Frontier Communications Corp.	136,965	240
*	Alaska Communications Systems Group Inc.	73,683	126
*	HC2 Holdings Inc.	46,997	111
*	Otelco Inc. Class A	3,053	49
			730,415
Utilities (3.2%)
	NextEra Energy Inc.	642,023	131,525
	Duke Energy Corp.	970,204	85,611
	Dominion Energy Inc.	1,073,662	83,016
	Southern Co.	1,370,714	75,773
	Exelon Corp.	1,291,219	61,901
	American Electric Power Co. Inc.	657,599	57,875
	Sempra Energy	366,369	50,354
	Xcel Energy Inc.	699,722	41,626
	Public Service Enterprise Group Inc.	677,339	39,841
	Consolidated Edison Inc.	436,247	38,250
	WEC Energy Group Inc.	430,769	35,913
	Eversource Energy	431,805	32,714
	DTE Energy Co.	243,532	31,143
	FirstEnergy Corp.	710,549	30,419
	PPL Corp.	965,085	29,927
	Edison International	436,837	29,447
	American Water Works Co. Inc.	240,750	27,927
	Entergy Corp.	252,972	26,038
	Ameren Corp.	329,290	24,733
	CMS Energy Corp.	378,856	21,940
	Evergy Inc.	352,502	21,203
	CenterPoint Energy Inc.	672,478	19,253
	Atmos Energy Corp.	155,945	16,462
*	PG&E Corp.	715,142	16,391
	Alliant Energy Corp.	326,725	16,036
	AES Corp.	881,683	14,777
	NiSource Inc.	497,726	14,334
	Pinnacle West Capital Corp.	150,215	14,134
	NRG Energy Inc.	369,534	12,978
	UGI Corp.	232,814	12,435
	Vistra Energy Corp.	541,824	12,267
	Aqua America Inc.	281,507	11,646
	Black Hills Corp.	90,899	7,106
	IDACORP Inc.	67,997	6,829
	Portland General Electric Co.	120,044	6,503
	Hawaiian Electric Industries Inc.	147,228	6,412
	ONE Gas Inc.	70,621	6,377
	National Fuel Gas Co.	115,069	6,070
	Southwest Gas Holdings Inc.	67,716	6,069
	New Jersey Resources Corp.	119,519	5,948
	ALLETE Inc.	70,751	5,887
	PNM Resources Inc.	108,944	5,546
	Spire Inc.	64,963	5,452
	NorthWestern Corp.	66,585	4,804
	Avangrid Inc.	86,061	4,346
	South Jersey Industries Inc.	124,484	4,199
	Avista Corp.	87,678	3,910
	American States Water Co.	51,164	3,850
	El Paso Electric Co.	55,238	3,613
	Ormat Technologies Inc.	55,236	3,501
	MGE Energy Inc.	47,398	3,464
	California Water Service Group	63,530	3,216
	Pattern Energy Group Inc. Class A	132,819	3,067
	Chesapeake Utilities Corp.	30,548	2,903
	Northwest Natural Holding Co.	39,445	2,741
*	Sunrun Inc.	124,599	2,337
	SJW Group	34,275	2,083
	Unitil Corp.	34,434	2,062
	TerraForm Power Inc. Class A	100,833	1,442
*	Evoqua Water Technologies Corp.	90,693	1,291
	Middlesex Water Co.	20,800	1,232
	Connecticut Water Service Inc.	16,216	1,131
*,^	Bloom Energy Corp. Class A	69,813	857
	York Water Co.	17,058	609
*,^	Vivint Solar Inc.	54,496	398
*	AquaVenture Holdings Ltd.	19,393	387
	Artesian Resources Corp. Class A	10,398	386
*,^	Atlantic Power Corp.	141,382	342
	RGC Resources Inc.	8,637	264
*,^	Cadiz Inc.	22,248	250
*	Pure Cycle Corp.	22,924	243
	Genie Energy Ltd. Class B	20,232	215
^	Spark Energy Inc. Class A	14,892	167
			1,265,398
Total Common Stocks (Cost $19,992,639)			39,345,518

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Preferred Stocks (0.0%)
*	Air T Funding Pfd. 8.00%, 6/7/24, (Cost $5)	2,488	6
	Temporary Cash Investments (0.5%)[1]
	Money Market Fund (0.4%)
3,4	Vanguard Market Liquidity Fund, 2.499%	1,860,675	186,105

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill, 2.390%, 7/5/19	12,000	11,997
5	United States Treasury Bill, 2.349%, 8/15/19	5,400	5,386
	United States Treasury Bill, 2.048%, 11/21/19	12,000	11,902
			29,285
	Total Temporary Cash Investments (Cost $215,352)		215,390
	Total Investments (100.3%) (Cost $20,207,996)		39,560,914

			Amount
			($000)
	Other Assets and Liabilities (-0.3%)
	Other Assets
	Investment in Vanguard		1,859
	Receivables for Investment Securities Sold		717
	Receivables for Accrued Income		34,639
	Receivables for Capital Shares Issued		22,177
	Variation Margin Receivable—Futures Contracts		447
	Other Assets		2,388
	Total Other Assets		62,227
	Liabilities
	Payables for Investment Securities Purchased		(16,318)
	Collateral for Securities on Loan		(158,349)
	Payables for Capital Shares Redeemed		(3,293)
	Payables to Vanguard		(368)
	Total Liabilities		(178,328)
	Net Assets (100%)		39,444,813

	At June 30, 2019, net assets consisted of:
			Amount
			($000)
	Paid-in Capital		19,886,469
	Total Distributable Earnings (Loss)		19,558,344
	Net Assets		39,444,813

	Institutional Shares—Net Assets
	Applicable to 9,817,166 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		623,008
	Net Asset Value Per Share—Institutional Shares		$63.46

	Institutional Plus Shares—Net Assets
	Applicable to 611,755,860 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		38,821,805
	Net Asset Value Per Share—Institutional Plus Shares		$63.46

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $150,088,000.

§   Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $158,349,000 of collateral received for securities on loan.

5   Securities with a value of $3,980,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	605		89,062	1,124
E-mini Russell 2000 Index	September 2019	125		9,794	241
E-mini S&P Mid-Cap 400 Index	September 2019	30		5,850	137
					1,502

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	344,569
Interest[1]	1,523
Securities Lending—Net	2,562
Total Income	348,654
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,445
Management and Administrative—Institutional Shares	53
Management and Administrative—Institutional Plus Shares	1,879
Marketing and Distribution—Institutional Shares	9
Marketing and Distribution—Institutional Plus Shares	176
Custodian Fees	124
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	75
Trustees’ Fees and Expenses	8
Total Expenses	3,770
Net Investment Income	344,884
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	156,926
Futures Contracts	13,179
Realized Net Gain (Loss)	170,105
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	5,769,633
Futures Contracts	6,991
Change in Unrealized Appreciation (Depreciation)	5,776,624
Net Increase (Decrease) in Net Assets Resulting from Operations	6,291,613

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,339,000, $29,000, and $17,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $846,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	344,884	810,217
Realized Net Gain (Loss)	170,105	5,360,161
Change in Unrealized Appreciation (Depreciation)	5,776,624	(7,172,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,291,613	(1,002,123)
Distributions
Net Investment Income
Institutional Shares	(5,349)	(10,531)
Institutional Plus Shares	(346,833)	(759,931)
Realized Capital Gain[1]
Institutional Shares	(1,509)	(10,669)
Institutional Plus Shares	(99,658)	(721,887)
Total Distributions	(453,349)	(1,503,018)
Capital Share Transactions
Institutional Shares	38,324	(158,407)
Institutional Plus Shares	(176,340)	(7,146,106)
Net Increase (Decrease) from Capital Share Transactions	(138,016)	(7,304,513)
Total Increase (Decrease)	5,700,248	(9,809,654)
Net Assets
Beginning of Period	33,744,565	43,554,219
End of Period	39,444,813	33,744,565

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $113,864,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$54.09	$59.47	$50.34	$45.94	$46.78	$42.32
Investment Operations
Net Investment Income	.555[1]	1.178[1]	1.013[1]	1.009	1.053[2]	.838
Net Realized and Unrealized Gain (Loss) on Investments	9.545	(4.186)	9.542	4.789	(.847)	4.457
Total from Investment Operations	10.100	(3.008)	10.555	5.798	.206	5.295
Distributions
Dividends from Net Investment Income	(.566)	(1.185)	(1.025)	(1.016)	(1.046)	(.835)
Distributions from Realized Capital Gains	(.164)	(1.187)	(.400)	(.382)	—	—
Total Distributions	(.730)	(2.372)	(1.425)	(1.398)	(1.046)	(.835)
Net Asset Value, End of Period	$63.46	$54.09	$59.47	$50.34	$45.94	$46.78

Total Return	18.73%	-5.15%	21.13%	12.75%	0.45%	12.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$623	$494	$692	$664	$1,297	$2,590
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.94%	1.85%	2.08%	2.24%[2]	1.90%
Portfolio Turnover Rate[3]	6%	7%	7%	8%	9%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$54.09	$59.47	$50.35	$45.95	$46.79	$42.32
Investment Operations
Net Investment Income	.555[1]	1.191[1]	1.028[1]	1.021	1.064[2]	.847
Net Realized and Unrealized Gain (Loss) on Investments	9.548	(4.193)	9.528	4.788	(.846)	4.466
Total from Investment Operations	10.103	(3.002)	10.556	5.809	.218	5.313
Distributions
Dividends from Net Investment Income	(.569)	(1.191)	(1.036)	(1.027)	(1.058)	(.843)
Distributions from Realized Capital Gains	(.164)	(1.187)	(.400)	(.382)	—	—
Total Distributions	(.733)	(2.378)	(1.436)	(1.409)	(1.058)	(.843)
Net Asset Value, End of Period	$63.46	$54.09	$59.47	$50.35	$45.95	$46.79

Total Return	18.73%	-5.14%	21.13%	12.77%	0.48%	12.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,822	$33,250	$42,862	$36,648	$37,822	$38,903
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.95%	1.87%	2.10%	2.26%[2]	1.92%
Portfolio Turnover Rate[3]	6%	7%	7%	8%	9%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Total Stock Market Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

Institutional Total Stock Market Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,859,000, representing 0.00% of the fund’s net assets and 0.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	39,345,205	8	305
Preferred Stock	6	—	—
Temporary Cash Investments	186,105	29,285	—
Futures Contracts—Assets[1]	447	—	—
Total	39,531,763	29,293	305

1   Represents variation margin on the last day of the reporting period.

Institutional Total Stock Market Index Fund

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	20,207,996
Gross Unrealized Appreciation	20,862,316
Gross Unrealized Depreciation	(1,507,896)
Net Unrealized Appreciation (Depreciation)	19,354,420

E.           During the six months ended June 30, 2019, the fund purchased $1,153,939,000 of investment securities and sold $1,303,516,000 of investment securities, other than temporary cash investments.

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	123,710	2,068	90,530	1,470
Issued in Lieu of Cash Distributions	4,897	80	16,199	290
Redeemed	(90,283)	(1,472)	(265,136)	(4,255)
Net Increase (Decrease)—Institutional Shares	38,324	676	(158,407)	(2,495)
Institutional Plus Shares
Issued	1,370,047	22,650	6,114,726	101,912
Issued in Lieu of Cash Distributions	428,701	7,011	1,435,185	25,544
Redeemed	(1,975,088)	(32,594)	(14,696,017)	(233,470)
Net Increase (Decrease)—Institutional Plus Shares	(176,340)	(2,933)	(7,146,106)	(106,014)

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

P.O. Box 2600 Valley Forge, PA 19482-2600

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q8712 082019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 16, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.